Schedule of Investments (unaudited) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 5.0%

Cayman Islands — 1.2%(a)(b)
ALM VIII Ltd., Series 2013-8A, Class A1R, (LIBOR USD 3 Month + 1.49%), 3.49%, 10/15/28	USD 2,750	$2,744,903
Battalion CLO X Ltd.:
Series 2016-10A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.19%, 01/24/29	3,000	2,999,322
Series 2016-10A, Class A2R, (LIBOR USD 3 Month + 1.80%), 3.74%, 01/24/29	2,000	1,987,916
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA, Class A2R, (LIBOR USD 3 Month + 1.75%), 3.75%, 07/15/29	1,800	1,788,306
Dewolf Park CLO Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.15%), 4.15%, 10/15/30	1,000	974,661
Dryden 50 Senior Loan Fund, Series 2017-50A, Class C, (LIBOR USD 3 Month + 2.25%), 4.25%, 07/15/30	1,500	1,469,886
HPS Loan Management Ltd., Series 11A-17, Class C, (LIBOR USD 3 Month + 2.35%), 4.59%, 05/06/30	1,575	1,543,117
Madison Park Funding XIX Ltd.:
Series 2015-19A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.20%, 01/22/28	3,000	2,992,270
Series 2015-19A, Class A2R, (LIBOR USD 3 Month + 1.75%), 3.70%, 01/22/28	2,000	1,993,332
Madison Park Funding XXV Ltd., Series 2017-25A, Class A1, (LIBOR USD 3 Month + 1.18%), 3.12%, 04/25/29	1,000	1,000,871
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class CR, (LIBOR USD 3 Month + 1.60%), 3.57%, 04/20/27	1,000	953,331
OCP CLO Ltd., Series 2017-14A, Class B, (LIBOR USD 3 Month + 1.95%), 4.09%, 11/20/30	1,000	962,682
Octagon Investment Partners 32 Ltd.:
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.25%), 4.25%, 07/15/29	1,000	984,149
Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.40%), 5.40%, 07/15/29	1,000	954,822
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class A1AR, (LIBOR USD 3 Month + 1.17%), 3.17%, 07/15/29	550	549,545
Palmer Square Loan Funding Ltd., Series 2019-3A, Class A2, (LIBOR USD 3 Month + 1.60%), 3.77%, 08/20/27	1,500	1,494,936
Regatta Funding LP, Series 2013-2A, Class A1R2, (LIBOR USD 3 Month + 1.25%), 3.25%, 01/15/29	500	500,256
York CLO-4 Ltd., Series 2016-2A, Class A, (LIBOR USD 3 Month + 1.63%), 3.60%, 01/20/30	2,200	2,203,128

		28,097,433

Security	Par (000)	Value

Ireland — 2.7%
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class E, (EURIBOR 3 Month + 5.66%), 5.66%, 05/15/31(b)	EUR 2,000	$2,182,571
Aqueduct European CLO DAC, Series 2017-2X, Class E, (EURIBOR 3 Month + 4.40%), 4.40%, 10/15/30(b)	919	947,125
Arbour CLO IV DAC, Series 4X, Class E, (EURIBOR 3 Month + 5.60%), 5.60%, 01/15/30(b)	3,233	3,517,051
Aurium CLO II DAC, Series 2X, Class ER, (EURIBOR 3 Month + 5.10%), 5.10%, 10/13/29(b)	650	720,227
Avoca CLO DAC, Series 2018X, Class E, (EURIBOR 3 Month + 0.00%), 4.60%, 04/15/31(b)	3,800	3,958,365
Avoca CLO XV DAC:
Series 15X, Class ER, (EURIBOR 3 Month + 4.13%), 4.13%, 04/15/31(b)	3,530	3,503,828
Series 15X, Class FR, (EURIBOR 3 Month + 5.84%), 5.84%, 04/15/31(b)	3,425	3,312,248
Series 15X, Class M1, 0.00%, 04/15/31(c)	5,300	4,235,520
Avoca CLO XX DAC, Series 20X, Class E, (EURIBOR 3 Month + 5.75%), 5.75%, 07/15/32(b)	1,109	1,180,268
Bilbao CLO I DAC, Series 1X, Class D, (EURIBOR 3 Month + 4.73%), 4.73%, 07/20/31(b)	2,400	2,420,375
Cadogan Square CLO X DAC, Series 10X, Class M, 0.00%, 10/25/30(c)	1,100	918,968
CIFC European Funding CLO I DAC, Series 1X, Class E, (EURIBOR 3 Month + 5.86%), 5.86%, 07/15/32(b)	1,722	1,868,248
CVC Cordatus Loan Fund IV Ltd., Series 4X, Class SUB, 0.00%, 04/22/30(c)	12,600	7,402,794
CVC Cordatus Loan Fund VI DAC:
Series 6X, Class ER, (EURIBOR 3 Month + 4.51%), 4.51%, 04/15/32(b)	1,660	1,674,040
Series 6X, Class SUB, 0.00%, 04/15/32(c)	4,445	2,773,746
CVC Cordatus Loan Fund XV DAC, Series 15X, Class E, (EURIBOR 3 Month + 5.78%), 5.78%, 08/26/32(b)	2,600	2,774,549
Euro-Galaxy VII CLO DAC, Series 2019-7X, Class A1, (EURIBOR 3 Month + 1.14%), 1.14%, 04/25/32(b)	4,025	4,497,735
Harvest CLO XXII DAC, Series 22X, Class E, (EURIBOR 3 Month + 6.11%), 6.11%, 01/15/32(b)	2,500	2,718,381
Invesco Euro CLO III DAC, Series 3X, Class F, (EURIBOR 3 Month + 8.07%), 0.00%, 07/15/32(b)	1,200	1,284,826
OCP Euro CLO DAC, Series 2017-2X, Class F, (EURIBOR 3 Month + 6.40%), 6.40%, 01/15/32(b)	1,000	991,020
OCP Euro DAC, Series 2017-1X, Class E, (EURIBOR 3 Month + 5.35%), 5.35%, 06/18/30(b)	800	877,776
OZLME, Series 4X, Class B1, (EURIBOR 3 Month + 0.00%), 1.35%, 10/15/31(b)	4,770	5,218,782

1

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ireland (continued)
Providus CLO III DAC, Series 3X, Class E, (EURIBOR 3 Month + 5.78%), 5.78%, 07/20/32(b)	EUR	2,000	$2,164,941
Voya Euro CLO I DAC, Series 1X, Class SUB, (EURIBOR 3 Month + 0.00%), 0.00%, 10/15/30(b)		2,894	2,851,086

			63,994,470

Netherlands — 0.8%
Avoca CLO XIV DAC:
Series 14X, Class ER, (EURIBOR 3 Month + 4.70%), 4.70%, 01/12/31(b)		1,970	2,079,518
Series 14X, Class FR, (EURIBOR 3 Month + 6.35%), 6.35%, 01/12/31(b)		2,200	2,147,786
Series 14X, Class SUB, 0.00%, 01/12/31(c)		1,500	1,134,814
Cairn CLO IX BV(b):
Series 2018-9X, Class B1, (EURIBOR 3 Month + 1.00%), 1.00%, 03/21/32		4,300	4,750,503
Series 2018-9X, Class E, (EURIBOR 3 Month + 4.13%), 4.13%, 04/25/32		1,760	1,752,127
OZLME III DAC:
Series 3X, Class E, (EURIBOR 3 Month + 4.80%), 4.80%, 08/24/30(b)		1,600	1,695,288
Series 3X, Class SUB, 0.00%, 08/24/30(c)		5,300	4,541,904
Tikehau CLO V BV, Series 5X, Class E, (EURIBOR 3 Month + 5.82%), 5.82%, 04/15/32(b)		1,457	1,579,189

			19,681,129

United Kingdom — 0.1%
Greene King Finance plc, Series B1, 5.70%, 12/15/34(d)	GBP	1,500	1,787,583

United States — 0.2%
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(a)(e)	USD	4,375	4,382,251

Total Asset-Backed Securities — 5.0% (Cost: $135,592,015)			117,942,866

		Shares

Common Stocks — 1.2%

France — 0.1%
Verallia SASU(a)(f)		67,348	1,952,944

Italy — 0.0%
Telecom Italia SpA		218,788	126,636

Luxembourg — 0.0%
SES SA, FDR		3,384	65,599

Netherlands — 0.1%
Altice Europe NV(f)		279,898	1,601,523
NXP Semiconductors NV		10,000	1,136,800

			2,738,323

Security		Shares	Value

United Kingdom — 0.2%(f)
Liberty Global plc, Class A		136,128	$3,423,619
New Look Secured Issuer plc(e)		7,819,601	126,614

			3,550,233

United States — 0.8%
Ascent Resources - Marcellus LLC(e)(f)		1,007,612	78,720
Ascent Resources - Marcellus LLC, Class A(e)(f)		86,655	173,310
Clear Channel Outdoor Holdings, Inc.(f)		14,433	33,629
iHeartMedia, Inc., Class A(f)		722	10,353
Intel Corp.		60,000	3,391,800
Lions Gate Entertainment Corp., Class A(f)		252,490	2,017,395
Mylan NV(f)		65,000	1,244,750
QUALCOMM, Inc.		47,500	3,820,900
Walt Disney Co. (The)		42,120	5,472,230
Xilinx, Inc.		37,500	3,402,750

			19,645,837

Total Common Stocks — 1.2% (Cost: $38,728,992)			28,079,572

		Par (000)

Corporate Bonds — 70.8%

Australia — 0.1%
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28		900	954,045
QBE Insurance Group Ltd., (USD Swap Semi 10 Year + 4.40%), 5.87%, 06/17/46(b)		477	515,122
Santos Finance Ltd.:
4.13%, 09/14/27		286	291,152
5.25%, 03/13/29		900	975,217

			2,735,536

Austria — 0.2%
Erste Group Bank AG, (EUR Swap Annual 5 Year + 9.02%), 8.88%(b)(g)	EUR	4,200	5,331,840

Belgium — 0.3%
House of Finance NV (The), 4.38%, 07/15/26		332	362,076
KBC Group NV, (EUR Swap Annual 5 Year + 3.59%), 4.25%(b)(g)		4,400	4,882,783
Solvay Finance SA, (EUR Swap Annual 5 Year + 3.70%), 5.42%(b)(g)		1,158	1,480,402
Solvay SA, (EUR Swap Annual 5 Year + 3.92%), 4.25%(b)(g)		400	491,292
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	USD	200	212,700

			7,429,253

Brazil — 0.1%
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK), 07/27/25(h)		2,600	2,362,750

Canada — 1.8%
1011778 BC ULC(a):
4.25%, 05/15/24		126	129,308
5.00%, 10/15/25		700	717,500
3.88%, 01/15/28		174	174,922
Air Canada Pass-Through Trust(a):
Series 2015-2, Class B, 5.00%, 12/15/23		14,400	15,035,667

2

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Canada (continued)
Series 2017-1, Class B, 3.70%, 01/15/26	USD	18,042	$18,132,765
Bombardier, Inc.(a):
8.75%, 12/01/21		152	160,930
5.75%, 03/15/22		26	25,480
6.13%, 01/15/23		120	116,700
7.50%, 12/01/24		52	50,408
7.50%, 03/15/25		188	179,615
7.88%, 04/15/27		498	469,365
Brookfield Residential Properties, Inc., 6.25%, 09/15/27(a)		68	69,360
Entertainment One Ltd., 4.63%, 07/15/26	GBP	406	569,558
Fairstone Financial, Inc., 7.88%, 07/15/24(a)	USD	51	53,703
GFL Environmental, Inc.(a):
7.00%, 06/01/26		190	201,400
8.50%, 05/01/27		197	216,700
GW B-CR Security Corp., 9.50%, 11/01/27(a)		25	25,687
Intertape Polymer Group, Inc., 7.00%, 10/15/26(a)		42	43,936
Mattamy Group Corp.(a):
6.88%, 12/15/23		61	63,211
6.50%, 10/01/25		33	34,898
MEG Energy Corp.(a):
6.38%, 01/30/23		85	80,325
7.00%, 03/31/24		28	26,250
6.50%, 01/15/25		259	269,360
New Gold, Inc., 6.25%, 11/15/22(a)		154	154,000
Norbord, Inc., 6.25%, 04/15/23(a)		67	71,271
NOVA Chemicals Corp., 4.88%, 06/01/24(a)		29	29,435
Parkland Fuel Corp., 5.88%, 07/15/27(a)		66	69,849
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(a)		155	161,587
Superior Plus LP, 7.00%, 07/15/26(a)		97	104,275
Telesat Canada, 6.50%, 10/15/27(a)		3,258	3,401,515
Tervita Corp., 7.63%, 12/01/21(a)		123	121,462
Titan Acquisition Ltd., 7.75%, 04/15/26(a)		298	279,375
Videotron Ltd., 5.13%, 04/15/27(a)		155	164,688
Xplornet Communications, Inc., 9.62%, (9.62% Cash or 10.63% PIK), 06/01/22(a)(h)		58	59,382

			41,463,887

Cayman Islands — 0.0%
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50% Cash or 7.25% PIK), 09/15/24(a)(h)		195	199,085
Pearl Holding III Ltd., 9.50%, 12/11/22		400	283,160

			482,245

Chile — 0.0%
Sable International Finance Ltd., 5.75%, 09/07/27(a)		200	208,250

China — 2.7%
21Vianet Group, Inc., 7.88%, 10/15/21		485	491,071
Agile Group Holdings Ltd.:
8.50%, 07/18/21		400	422,164
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%(b)(g)		400	396,375

Security		Par (000)	Value

China (continued)
Anton Oilfield Services Group, 9.75%, 12/05/20	USD	400	$413,250
Baoxin Auto Finance I Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.91%), 5.63%(b)(g)		335	236,941
Beijing Environment Bvi Co. Ltd., 5.30%, 10/18/21		540	558,056
Bi Hai Co. Ltd., 6.25%, 03/05/22		400	416,250
CCTI Ltd., 3.63%, 08/08/22		1,385	1,372,448
Central China Real Estate Ltd.:
6.88%, 10/23/20		600	602,250
6.50%, 03/05/21		200	199,326
6.75%, 11/08/21		200	198,976
CFLD Cayman Investment Ltd., 8.63%, 02/28/21		385	395,588
Chalieco Hong Kong Corp. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.29%), 5.70%(b)(g)		841	845,468
China Aoyuan Group Ltd., 7.95%, 02/19/23		1,132	1,186,318
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25		2,970	3,145,479
China Cinda Finance 2017 I Ltd., 4.75%, 02/21/29		675	760,430
China Evergrande Group:
6.25%, 06/28/21		219	205,039
9.50%, 04/11/22		465	440,220
4.25%, 02/14/23(i)	HKD	8,000	922,351
10.00%, 04/11/23	USD	600	558,000
7.50%, 06/28/23		338	290,046
China Huadian Overseas Development Management Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.78%), 4.00%(b)(g)		1,965	2,007,370
China SCE Group Holdings Ltd.:
7.45%, 04/17/21		800	816,432
7.25%, 04/19/23		500	501,524
7.38%, 04/09/24		300	296,344
China Singyes Solar Technologies Holdings Ltd., 0.00%, 02/15/19(f)(j)(k)		447	371,010
Chinalco Capital Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.79%), 4.10%(b)(g)		370	372,775
CIFI Holdings Group Co. Ltd.:
6.88%, 04/23/21		550	564,179
5.50%, 01/23/22		900	902,250
CMHI Finance BVI Co. Ltd., 5.00%, 08/06/28		635	720,376
CNAC HK Finbridge Co. Ltd., 4.88%, 03/14/25		905	984,470
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		2,857	2,885,570
Coastal Emerald Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.45%), 4.30%(b)(g)		790	796,538
Country Garden Holdings Co. Ltd.:
7.25%, 04/04/21		311	312,166
8.00%, 01/27/24		200	219,000
6.15%, 09/17/25		250	260,883
Easy Tactic Ltd., 8.63%, 02/27/24		1,150	1,143,891
European TopSoho SARL, 4.00%, 09/21/21(i)	EUR	5,300	5,409,534

3

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

China (continued)
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21	USD	425	$412,781
7.38%, 10/04/21		202	187,161
7.95%, 07/05/22		350	309,313
Fortune Star BVI Ltd., 4.35%, 05/06/23	EUR	100	113,333
Franshion Brilliant Ltd., 4.25%, 07/23/29	USD	695	692,860
Future Land Development Holdings Ltd.:
5.00%, 02/16/20		725	720,922
6.50%, 09/12/20		700	695,188
7.50%, 01/22/21		500	499,531
Golden Wheel Tiandi Holdings Co. Ltd., 7.00%, 01/18/21		600	546,563
Greenland Global Investment Ltd., (LIBOR USD 3 Month + 4.85%), 6.96%, 09/26/21(b)		800	817,780
Guojing Capital BVI Ltd., 3.95%, 12/11/22		600	601,500
HBIS Group Hong Kong Co. Ltd., 4.25%, 04/07/20		617	617,000
Hilong Holding Ltd., 8.25%, 09/26/22		200	204,438
Huachen Energy Co. Ltd., 6.63%, 05/18/20		1,000	538,125
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29		1,300	1,377,188
Huayi Finance I Ltd., 4.00%, 12/02/19		200	199,950
Jingrui Holdings Ltd., 9.45%, 04/23/21		500	461,250
Kaisa Group Holdings Ltd.:
8.50%, 06/30/22		787	745,928
11.95%, 10/22/22		300	304,875
King Talent Management Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 5.60%(b)(g)		400	351,750
KWG Group Holdings Ltd., 7.88%, 09/01/23		400	410,563
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(b)(g)		500	510,156
Logan Property Holdings Co. Ltd.:
7.50%, 08/25/22		295	308,870
6.50%, 07/16/23		500	510,625
New Metro Global Ltd., 6.50%, 04/23/21		1,596	1,572,666
Overseas Chinese Town Asia Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 7.71%), 4.30%(b)(g)		1,175	1,180,141
Poseidon Finance 1 Ltd., 0.00%, 02/01/25(i)(l)		860	859,513
Powerlong Real Estate Holdings Ltd.:
5.95%, 07/19/20		700	699,937
6.95%, 04/17/21		300	302,697
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		1,003	680,882
Rock International Investment, Inc., 6.63%, 03/27/20		743	557,584
Ronshine China Holdings Ltd.:
11.25%, 08/22/21		230	244,285
8.75%, 10/25/22		530	539,938
8.95%, 01/22/23		440	448,112
Scenery Journey Ltd., 11.00%, 11/06/20		600	615,000

Security	Par (000)		Value

China (continued)
Shandong Iron and Steel Xinheng International Co. Ltd., 6.50%, 06/14/21	USD	513	$517,809
Shimao Property Holdings Ltd.:
6.38%, 10/15/21		600	628,500
5.60%, 07/15/26		200	208,936
Sino-Ocean Land Treasure IV Ltd., 4.75%, 08/05/29		430	427,581
Sunac China Holdings Ltd.:
6.88%, 08/08/20		303	306,503
7.25%, 06/14/22		430	433,763
7.50%, 02/01/24		400	399,374
Times China Holdings Ltd.:
7.63%, 02/21/22		700	723,554
5.75%, 04/26/22		200	198,046
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		986	866,448
Wanda Group Overseas Ltd., 7.50%, 07/24/22		405	401,456
WuXi AppTec Co. Ltd., 0.00%, 09/17/24(i)(l)		300	328,327
Xinyuan Real Estate Co. Ltd., 9.88%, 03/19/20		410	386,809
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		615	618,739
Yuzhou Properties Co. Ltd.:
6.38%, 03/06/21		214	215,295
7.90%, 05/11/21		400	414,192
8.63%, 01/23/22		500	522,660
6.00%, 10/25/23		430	408,231
Zhengzhou Real Estate Group Co. Ltd., 3.95%, 10/09/22		460	461,581
Zhenro Properties Group Ltd.:
9.15%, 03/08/22		255	258,825
8.70%, 08/03/22		300	299,625
9.15%, 05/06/23		315	315,917

			61,800,934

Czech Republic — 0.0%
Residomo SRO, 3.38%, 10/15/24	EUR	763	885,279

Denmark — 0.0%
DKT Finance ApS, 7.00%, 06/17/23		200	235,886

Finland — 0.0%
Nokia OYJ:
4.38%, 06/12/27	USD	49	49,906
6.63%, 05/15/39		128	146,240
Nordea Bank Abp, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%(b)(g)		200	218,000

			414,146

France — 0.9%
Altice France SA:
2.50%, 01/15/25	EUR	1,036	1,159,322
7.38%, 05/01/26(a)	USD	680	728,175
5.88%, 02/01/27	EUR	474	582,809
8.13%, 02/01/27(a)	USD	468	518,895
3.38%, 01/15/28	EUR	270	301,688
5.50%, 01/15/28(a)	USD	278	283,212
BNP Paribas SA(b)(g):
(EUR Swap Annual 5 Year + 5.23%), 6.12%	EUR	675	837,117
(USD Swap Semi 5 Year + 4.15%), 6.63%(a)	USD	5,200	5,538,000

4

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

France (continued)
Casino Guichard Perrachon SA:
(EUR Swap Annual 5 Year + 3.82%), 3.99%(b)(g)	EUR	1,800	$1,084,072
4.50%, 03/07/24(d)		1,100	1,056,607
3.58%, 02/07/25(d)		100	88,778
CMA CGM SA, 6.50%, 07/15/22		200	164,507
Credit Agricole Assurances SA, (EUR Swap Annual 5 Year + 4.35%), 4.50%(b)(g)		200	250,421
Credit Agricole SA, (EUR Swap Annual 5 Year + 5.12%), 6.50%(b)(g)		450	541,553
Europcar Mobility Group, 4.00%, 04/30/26		100	103,727
Loxam SAS:
3.25%, 01/14/25		100	111,112
3.75%, 07/15/26		300	334,456
Orano SA, 3.38%, 04/23/26		300	359,671
Parts Europe SA:
4.38%, 05/01/22		280	309,630
(EURIBOR 3 Month + 5.50%), 5.50%, 05/01/22(b)		101	112,082
Picard Groupe SAS, (EURIBOR 3 Month + 3.00%), 3.00%, 11/30/23(b)		400	437,198
Societe Generale SA(b)(g):
(EUR Swap Annual 5 Year + 5.54%), 6.75%		4,800	5,715,118
(USD Swap Rate 5 Year + 5.87%), 8.00%	USD	200	228,500
SPIE SA, 2.63%, 06/18/26	EUR	100	116,270

			20,962,920

Germany — 2.0%
ADLER Real Estate AG:
1.88%, 04/27/23		500	559,989
3.00%, 04/27/26		700	804,946
ATF Netherlands BV, (EUR Swap Annual 5 Year + 4.38%), 3.75%(b)(g)		3,200	3,754,189
Atotech Alpha 2 BV, 8.75%, (8.75% Cash or 9.50% PIK), 06/01/23(a)(h)	USD	210	206,325
Bayer AG(b):
(EUR Swap Annual 5 Year + 2.55%), 3.75%, 07/01/74	EUR	300	358,842
(EUR Swap Annual 5 Year + 2.01%), 2.38%, 04/02/75		400	453,927
Bayer US Finance II LLC(a):
4.25%, 12/15/25	USD	2,100	2,258,584
4.38%, 12/15/28		10,000	10,851,344
Bertelsmann SE & Co. KGaA, (EUR Swap Annual 5 Year + 3.21%), 3.50%, 04/23/75(b)	EUR	1,800	2,219,167
Consus Real Estate AG:
Series CC1, 4.00%, 11/29/22(i)		4,100	3,707,853
9.63%, 05/15/24		1,334	1,402,261
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24		100	111,452
Grand City Properties SA, (EUR Swap Annual 5 Year + 2.43%), 2.50%(b)(g)		1,300	1,477,771
IHO Verwaltungs GmbH(h):
3.62%, (3.62% Cash or 4.38% PIK), 05/15/25		430	489,770
3.88%, (3.88% Cash or 4.63% PIK), 05/15/27(k)		152	170,168
Infineon Technologies AG(b)(g):
(EUR Swap Annual 5 Year + 3.39%), 2.87%		200	224,147

Security	Par (000)		Value

Germany (continued)
(EUR Swap Annual 5 Year + 4.00%), 3.63%	EUR	200	$225,537
Nidda BondCo GmbH, 5.00%, 09/30/25		100	113,761
Platin 1426 GmbH, 5.38%, 06/15/23		3,338	3,497,414
RWE AG, (EUR Swap Annual 5 Year + 2.64%), 2.75%, 04/21/75(b)		1,242	1,409,372
Sudzucker International Finance BV, (EURIBOR 3 Month + 3.10%), 2.69%(b)(g)		350	288,511
Summit Properties Ltd., 2.00%, 01/31/25		402	428,623
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		300	362,963
thyssenkrupp AG:
1.88%, 03/06/23		382	425,259
2.88%, 02/22/24		5,438	6,240,183
TLG Finance SARL, (EUR Swap Annual 5 Year + 3.98%), 3.38%(b)(g)		300	342,620
Volkswagen International Finance NV(b)(g):
Series NC6, (EUR Swap Annual 6 Year + 2.97%), 3.38%		500	583,508
(EUR Swap Annual 10 Year + 3.98%), 4.62%		2,200	2,703,875
ZF Europe Finance BV:
1.25%, 10/23/23		100	112,167
2.50%, 10/23/27		200	224,282

			46,008,810

Ghana — 0.1%
Tullow Oil plc, 6.25%, 04/15/22(a)	USD	2,706	2,726,295

Guernsey — 0.0%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/23(a)		566	581,546

Hong Kong — 0.4%
Bank of East Asia Ltd. (The), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.26%), 5.87%(b)(g)		325	335,563
FWD Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 5.50%(b)(g)		280	268,038
Hongkong & Shanghai Banking Corp. Ltd. (The), Series 3H, (LIBOR USD 3 Month + 0.00%), 1.93%(b)(g)		8,800	6,664,354
Joy Treasure Assets Holdings, Inc., 3.50%, 09/24/29		750	751,727
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		430	378,400
NWD MTN Ltd., 4.13%, 07/18/29		900	904,781

			9,302,863

India — 0.3%
Adani Ports & Special Economic Zone Ltd.:
4.00%, 07/30/27		414	422,409
4.38%, 07/03/29		800	836,000
Adani Transmission Ltd., 4.00%, 08/03/26		495	505,673
Delhi International Airport Ltd., 6.45%, 06/04/29		400	428,000
Oil India International Pte. Ltd., 4.00%, 04/21/27		202	210,459
ReNew Power Ltd., 6.45%, 09/27/22		500	505,625

5

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

India (continued)
ReNew Power Synthetic, 6.67%, 03/12/24	USD	600	$608,063
UPL Corp. Ltd., 4.50%, 03/08/28		1,100	1,135,617
Vedanta Resources Ltd., 7.13%, 05/31/23		1,000	991,563

			5,643,409

Indonesia — 0.1%
Alam Synergy Pte. Ltd., 6.63%, 04/24/22		495	434,511
JGC Ventures Pte. Ltd., 10.75%, 08/30/21		500	516,940
LLPL Capital Pte. Ltd., 6.88%, 02/04/39		642	749,952
Minejesa Capital BV, 4.63%, 08/10/30		550	565,813

			2,267,216

Ireland — 0.4%
AIB Group plc, (EUR Swap Annual 5 Year + 5.70%), 5.25%(b)(g)	EUR	725	837,642
Allied Irish Banks plc, (EUR Swap Annual 5 Year + 7.34%), 7.38%(b)(g)		1,405	1,668,695
Ardagh Packaging Finance plc:
4.63%, 05/15/23(a)	USD	324	331,695
6.75%, 05/15/24	EUR	797	933,374
4.75%, 07/15/27	GBP	935	1,249,001
Bank of Ireland, (EUR Swap Annual 5 Year + 6.96%), 7.38%(b)(g)	EUR	1,134	1,309,092
Bank of Ireland Group plc, (U.K. Government Bonds 5 Year Note Generic Bid Yield + 2.70%), 3.12%, 09/19/27(b)	GBP	100	129,223
eircom Finance DAC, 3.50%, 05/15/26	EUR	222	259,344
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	613	813,901
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23		876	1,165,931

			8,697,898

Israel — 0.8%
Teva Pharmaceutical Finance Co. LLC, Series C, 0.25%, 02/01/26(i)	USD	2,475	2,321,106
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21		5,000	4,796,875
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21		11,100	10,509,023

			17,627,004

Italy — 1.9%
Assicurazioni Generali SpA:
(EURIBOR 3 Month + 4.50%), 4.60%(b)(g)	EUR	300	369,722
2.12%, 10/01/30		200	226,251
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/47(b)		100	134,115
(EURIBOR 3 Month + 5.35%), 5.00%, 06/08/48(b)		100	130,908
Banco BPM SpA:
1.75%, 04/24/23		417	472,573
2.50%, 06/21/24		600	695,672
Diocle Spa, (EURIBOR 3 Month + 3.88%), 3.88%, 06/30/26(b)		391	438,873
Enel SpA, (EUR Swap Annual 5 Year + 2.58%), 3.38%, 11/24/81(b)		2,200	2,633,652
Intesa Sanpaolo SpA(b)(g):
(EUR Swap Annual 5 Year + 5.86%), 6.25%		1,600	1,928,316

Security	Par (000)		Value

Italy (continued)
(USD Swap Semi 5 Year + 5.46%), 7.70%(a)	USD	1,500	$1,580,625
(EUR Swap Annual 5 Year + 7.19%), 7.75%	EUR	5,000	6,643,006
Nexi SpA, 1.75%, 10/31/24		240	273,064
Rossini SARL, 6.75%, 10/30/25		1,093	1,347,386
Sisal Group SpA, 7.00%, 07/31/23		1,077	1,243,219
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	228	251,304
6.00%, 09/30/34		32	34,160
7.20%, 07/18/36		4	4,680
7.72%, 06/04/38		6,532	8,001,700
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	900	1,489,035
Telecom Italia SpA:
4.00%, 04/11/24		1,366	1,685,466
5.30%, 05/30/24(a)	USD	200	214,000
2.75%, 04/15/25	EUR	708	831,088
3.00%, 09/30/25		100	119,751
5.25%, 03/17/55		1,000	1,271,375
UniCredit SpA(b)(g):
(EUR Swap Annual 5 Year + 6.10%), 6.75%		200	235,886
(EUR Swap Annual 5 Year + 9.30%), 9.25%		2,034	2,611,248
(EUR Swap Annual 5 Year + 6.39%), 6.62%		4,000	4,737,125
(USD Swap Semi 5 Year + 5.18%), 8.00%	USD	3,400	3,586,905
(EURIBOR Swap Rate 5 Year + 7.33%), 7.50%	EUR	650	827,344

			44,018,449

Japan — 1.9%
Asahi Mutual Life Insurance Co., (USD Swap Semi 5 Year + 4.59%), 6.50%(b)(g)	USD	600	627,965
SoftBank Group Corp.:
4.00%, 04/20/23	EUR	1,736	2,064,238
(USD Swap Rate 5 Year + 4.23%), 6.00%(b)(g)	USD	14,866	13,974,040
4.75%, 07/30/25	EUR	524	636,965
3.13%, 09/19/25		100	113,203
(USD Swap Rate 5 Year + 4.85%), 6.87%(b)(g)	USD	2,537	2,397,465
5.00%, 04/15/28	EUR	600	734,124
4.00%, 09/19/29		19,900	22,680,085

			43,228,085

Jersey — 0.1%
LHC3 plc, 4.12%, (4.12% Cash or 9.00% PIK), 08/15/24(h)		1,986	2,281,477

Kuwait — 0.0%
Burgan Bank SAK, (USD Swap Semi 5 Year + 4.01%), 5.75%(b)(g)	USD	250	250,938

Luxembourg — 5.3%
Altice Financing SA(a):
6.63%, 02/15/23		485	498,192
7.50%, 05/15/26		7,397	7,859,313
Altice Finco SA, 4.75%, 01/15/28	EUR	8,830	9,561,283
Altice Luxembourg SA:
8.00%, 05/15/27		11,100	13,572,998
10.50%, 05/15/27(a)	USD	1,145	1,295,281

6

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Luxembourg (continued)
Garfunkelux Holdco 3 SA:
7.50%, 08/01/22	EUR	3,263	$3,438,659
8.50%, 11/01/22	GBP	100	122,733
Intelsat Jackson Holdings SA:
5.50%, 08/01/23	USD	144	134,640
8.50%, 10/15/24(a)		14,248	14,357,709
9.75%, 07/15/25(a)		15,341	15,919,049
LHMC Finco 2 SARL, 7.25%, (7.25% Cash or 8.00% PIK), 10/02/25(h)	EUR	9,696	10,854,501
Matterhorn Telecom SA, 4.00%, 11/15/27		500	582,016
Monitchem HoldCo 2 SA, 9.50%, 09/15/26		3,500	3,883,923
Monitchem HoldCo 3 SA:
(EURIBOR 3 Month + 5.25%), 5.25%, 03/15/25(b)		149	168,031
5.25%, 03/15/25		422	478,305
SES SA:
(EUR Swap Annual 5 Year + 4.66%), 4.62%(b)(g)		100	118,623
(EUR Swap Annual 5 Year + 5.40%), 5.63%(b)(g)		11,500	14,557,453
0.88%, 11/04/27		3,075	3,435,687
5.30%, 04/04/43(a)	USD	400	412,303
Summer BC Holdco A SARL, 9.25%, 10/31/27	EUR	8,700	9,607,825
Summer BC Holdco B SARL, 5.75%, 10/31/26		11,600	12,953,652
Swissport Financing SARL, 5.25%, 08/15/24		168	192,523

			124,004,699

Malaysia — 0.0%
Cindai Capital Ltd., 0.00%, 02/08/23(i)(l)	USD	567	558,495
TNB Global Ventures Capital Bhd., 4.85%, 11/01/28		250	283,247

			841,742

Mexico — 0.0%
CEMEX Finance LLC, 4.63%, 06/15/24	EUR	100	117,107
Cemex SAB de CV, 3.13%, 03/19/26		300	344,413

			461,520

Netherlands — 3.1%
ABN AMRO Bank NV, (EUR Swap Annual 5 Year + 5.45%), 5.75%(b)(g)		1,300	1,498,458
ING Groep NV, (USD Swap Semi 5 Year + 4.20%), 6.75%(b)(g)	USD	300	318,375
Intertrust Group BV, 3.38%, 11/15/25	EUR	467	545,012
InterXion Holding NV, 4.75%, 06/15/25		494	599,090
Koninklijke KPN NV, (EUR Swap Annual 5 Year + 2.34%), 2.00%(b)(g)		500	554,655
OCI NV:
5.00%, 04/15/23		376	436,756
3.13%, 11/01/24		241	274,511
Summer BidCo BV, 0.00%, (0.00% Cash or 9.75% PIK), 11/15/25(h)		5,115	5,947,212
Trivium Packaging Finance BV:
(EURIBOR 3 Month + 3.75%), 3.75%, 08/15/26(b)		100	112,688
3.75%, 08/15/26(d)		380	440,173
5.50%, 08/15/26(a)(d)	USD	400	419,000
8.50%, 08/15/27(a)(d)		600	639,750
United Group BV:
4.88%, 07/01/24	EUR	2,769	3,188,634
UPC Holding BV, 3.88%, 06/15/29		15,236	17,605,978

Security	Par (000)		Value

Netherlands (continued)
UPCB Finance VII Ltd., 3.63%, 06/15/29	EUR	9,100	$10,678,005
VZ Vendor Financing BV, 2.50%, 01/31/24		5,661	6,323,247
Ziggo Bond Co. BV:
4.63%, 01/15/25		409	469,436
5.88%, 01/15/25(a)	USD	8,155	8,399,650
6.00%, 01/15/27(a)		7,717	8,064,265
Ziggo BV:
4.25%, 01/15/27	EUR	540	648,690
5.50%, 01/15/27(a)	USD	150	158,250
2.88%, 01/15/30	EUR	5,289	5,979,931

			73,301,766

Norway — 0.0%
Aker BP ASA, 4.75%, 06/15/24(a)	USD	153	159,120

Philippines — 0.0%
Royal Capital BV, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.93%), 4.88%(b)(g)		354	357,377
VLL International, Inc., 5.75%, 11/28/24		280	290,850

			648,227

Portugal — 0.5%
Banco Espirito Santo SA(f)(j):
2.63%, 05/08/17	EUR	6,100	1,292,633
4.75%, 01/15/18		19,300	4,089,805
4.00%, 01/21/19		22,800	4,831,479
EDP — Energias de Portugal SA, (EUR Swap Annual 5 Year + 4.29%), 4.50%, 04/30/79(b)		300	371,348

			10,585,265

Singapore — 0.2%
BOC Aviation Ltd., 3.00%, 09/11/29	USD	900	889,875
Mulhacen Pte. Ltd., 6.50%, (6.50% Cash or 7.25% PIK), 08/01/23(h)	EUR	4,693	4,265,794
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24	USD	340	343,931

			5,499,600

South Africa — 0.0%
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	400	453,091

South Korea — 0.2%
Heungkuk Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%(b)(g)	USD	368	361,790
KDB Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 7.50%(b)(g)		1,400	1,395,625
Shinhan Financial Group Co. Ltd.(b):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.05%), 5.87%(g)		900	965,813
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 3.34%, 02/05/30		700	712,250
Woori Bank, 5.13%, 08/06/28		600	681,531

			4,117,009

7

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Spain — 4.1%
Banco de Sabadell SA(b):
(EUR Swap Annual 5 Year + 6.41%), 6.50%(g)	EUR	200	$228,571
(EUR Swap Annual 5 Year + 5.10%), 5.38%, 12/12/28		9,400	11,793,249
Banco Santander SA, (EUR Swap Annual 5 Year + 6.80%), 6.75%(b)(g)		1,000	1,212,889
Bankia SA(b)(g):
(EUR Swap Annual 5 Year + 5.82%), 6.00%		6,600	7,600,212
(EUR Swap Annual 5 Year + 6.22%), 6.37%		9,000	10,636,750
CaixaBank SA(b):
(EUR Swap Annual 5 Year + 6.50%), 6.75%(g)		600	737,022
(EUR Swap Annual 5 Year + 4.50%), 5.25%(g)		600	661,223
(EUR Swap Annual 5 Year + 2.35%), 2.75%, 07/14/28		500	589,216
Cirsa Finance International SARL:
7.88%, 12/20/23(a)	USD	400	422,616
4.75%, 05/22/25	EUR	100	115,991
Codere Finance 2 Luxembourg SA, 7.63%, 11/01/21(a)	USD	7,281	6,247,098
ContourGlobal Power Holdings SA, 4.13%, 08/01/25	EUR	582	683,604
Distribuidora Internacional de Alimentacion SA, 1.00%, 04/28/21		7,900	6,528,855
El Corte Ingles SA, 3.00%, 03/15/24		766	887,478
Ferrovial Netherlands BV, (EUR Swap Annual 5 Year + 2.13%), 2.12%(b)(g)		5,100	5,521,814
Hipercor SA, 3.88%, 01/19/22		1,200	1,432,256
Mapfre SA, (EURIBOR 3 Month + 4.30%), 4.13%, 09/07/48(b)		500	642,647
Naturgy Finance BV, (EUR Swap Annual 8 Year + 3.35%), 4.13%(b)(g)		2,600	3,138,536
Repsol International Finance BV(b):
(EUR Swap Annual 6 Year + 3.56%), 3.88%(g)		1,704	1,983,465
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 03/25/75		512	655,357
Telefonica Europe BV(b)(g):
(EUR Swap Annual 5 Year + 3.86%), 3.75%		2,800	3,292,966
(EUR Swap Annual 5 Year + 2.33%), 2.62%		400	453,369
(EUR Swap Annual 10 Year + 4.30%), 5.87%		7,500	9,663,043
(EUR Swap Annual 6 Year + 4.11%), 4.37%		7,100	8,690,696
(EUR Swap Annual 8 Year + 2.97%), 3.88%		9,400	11,159,083

			94,978,006

Sweden — 0.1%
Intrum AB:
2.75%, 07/15/22		228	256,636
3.50%, 07/15/26		501	561,053
Verisure Holding AB, 3.50%, 05/15/23		668	767,490
Verisure Midholding AB, 5.75%, 12/01/23		510	585,719

			2,170,898

Security	Par (000)		Value

Switzerland — 0.9%(b)(g)
Credit Suisse Group AG(a):
(USD Swap Semi 5 Year + 4.60%), 7.50%	USD	225	$242,640
(USD Swap Semi 5 Year + 3.46%), 6.25%		4,200	4,478,250
Holcim Finance Luxembourg SA, (EURIBOR Swap Rate 5 Year + 3.07%), 3.00%	EUR	450	523,676
UBS Group AG:
(EUR Swap Annual 5 Year + 5.29%), 5.75%		6,267	7,641,084
(USD Swap Semi 5 Year + 4.34%), 7.00%(a)	USD	7,600	8,151,000

			21,036,650

Thailand — 0.1%(b)
Bangkok Bank PCL, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.73%, 09/25/34		1,000	1,009,156
Kasikornbank PCL, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.34%, 10/02/31		830	827,005

			1,836,161

Turkey — 0.4%
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(a)		11,131	10,303,560

United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. PJSC, 3.63%, 01/12/23		1,300	1,335,750
Esic Sukuk Ltd., 3.94%, 07/30/24		1,025	1,023,719
MDGH — GMTN BV, 3.70%, 11/07/49		775	778,131

			3,137,600

United Kingdom — 7.9%
AA Bond Co. Ltd., 4.25%, 07/31/20	GBP	500	653,846
Atotech Alpha 3 BV, 6.25%, 02/01/25(a)	USD	700	703,500
Avon International Capital plc, 6.50%, 08/15/22(a)		36	37,350
Avon International Operations, Inc., 7.88%, 08/15/22(a)		7,366	7,669,847
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	719	943,604
Barclays plc:
4.38%, 09/11/24	USD	255	267,491
(EUR Swap Annual 5 Year + 2.45%), 2.62%, 11/11/25(b)	EUR	773	876,162
(EUR Swap Annual 5 Year + 1.90%), 2.00%, 02/07/28(b)		9,100	10,225,512
Cabot Financial Luxembourg II SA, (EURIBOR 3 Month + 6.38%), 6.37%, 06/14/24(b)		100	115,294
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	904	1,211,981
Connect Finco SARL, 6.75%, 10/01/26(a)	USD	9,320	9,681,150
Corral Petroleum Holdings AB, 11.75%, (11.75% Cash or 13.25% PIK), 05/15/21(h)(k)	EUR	3,400	3,962,661
CPUK Finance Ltd., 4.25%, 08/28/22	GBP	369	483,970
eG Global Finance plc:
3.63%, 02/07/24	EUR	835	910,648
4.38%, 02/07/25		4,478	4,855,012

8

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United Kingdom (continued)
6.75%, 02/07/25(a)	USD	200	$200,000
6.25%, 10/30/25	EUR	8,192	9,433,475
8.50%, 10/30/25(a)	USD	1,518	1,594,477
EnQuest plc, 0.00%, (0.00% Cash or 7.00% PIK), 04/15/22(a)(h)(k)		11,246	9,024,995
Galaxy Bidco Ltd., 6.50%, 07/31/26	GBP	105	137,882
GKN Holdings Ltd.:
5.38%, 09/19/22		920	1,288,302
4.62%, 05/12/32(d)		400	531,657
Greene King Finance plc, Series B2, (LIBOR GBP 3 Month + 2.08%), 2.86%, 03/15/36(b)		800	922,705
HBOS Capital Funding LP, 6.85%(g)	USD	8,063	8,194,063
HSBC Holdings plc(b)(g):
(EUR Swap Annual 5 Year + 4.38%), 5.25%	EUR	4,400	5,287,461
(USD Swap Rate 5 Year + 3.61%), 6.50%	USD	2,100	2,223,375
Iceland Bondco plc, 4.63%, 03/15/25	GBP	100	106,219
Intu Jersey 2 Ltd., 2.88%, 11/01/22(i)		7,700	7,580,388
Ithaca Energy North Sea plc, 9.38%, 07/15/24(a)	USD	7,300	7,409,500
Jaguar Land Rover Automotive plc, 4.50%, 10/01/27(a)		14,000	12,007,800
Ladbrokes Group Finance plc, 5.13%, 09/08/23	GBP	774	1,077,094
Motion Bondco DAC, 4.50%, 11/15/27	EUR	100	113,428
National Westminster Bank plc, Series C, (LIBOR USD 3 Month + 0.25%), 2.37%(b)(g)	USD	9,400	7,841,950
Neptune Energy Bondco plc, 6.63%, 05/15/25(a)		9,815	9,765,925
NEW Look Financing plc, 8.00%, (8.00% Cash or 12.00% PIK), 05/03/24(a)(h)(k)	GBP	2,139	2,028,692
New Look Secured Issuer plc, 6.50%, 07/01/22(f)(j)		1,425	329,950
NGG Finance plc(b):
(EUR Swap Annual 5 Year + 2.14%), 1.62%, 12/05/79	EUR	500	557,650
(EUR Swap Annual 5 Year + 2.53%), 2.13%, 09/05/82		125	139,230
Nomad Foods Bondco plc, 3.25%, 05/15/24		100	114,562
Pinewood Finance Co. Ltd., 3.25%, 09/30/25	GBP	100	132,450
Pinnacle Bidco plc, 6.38%, 02/15/25		1,245	1,715,521
Premier Foods Finance plc, 6.25%, 10/15/23		800	1,071,203
Shop Direct Funding plc, 7.75%, 11/15/22		2,180	2,386,164
Stonegate Pub Co. Financing plc:
4.88%, 03/15/22		300	396,582
(LIBOR GBP 3 Month + 6.25%), 7.03%, 03/15/22(b)		166	215,566
Tesco Corporate Treasury Services plc:
1.38%, 10/24/23	EUR	1,081	1,247,138
2.50%, 05/02/25	GBP	334	442,671
Tesco plc, 5.13%, 04/10/47	EUR	1,200	1,916,716
Tullow Oil Jersey Ltd.:
6.63%, 07/12/21(i)	USD	13,200	15,237,292
Unique Pub Finance Co. plc (The), Series N, 6.46%, 03/30/32(d)	GBP	6,280	9,890,694

Security	Par (000)		Value

United Kingdom (continued)
Vertiv Group Corp. (Acquired 05/09/19, cost $1,637,360), 10.00%, 06/30/24(e)(m)	USD	1,688	$1,717,540
Virgin Media Finance plc, 5.75%, 01/15/25(a)		570	587,100
Virgin Media Secured Finance plc:
5.00%, 04/15/27	GBP	200	272,729
6.25%, 03/28/29		332	457,610
5.50%, 05/15/29(a)	USD	200	212,500
Vodafone Group plc(b):
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/03/78	EUR	400	502,966
(USD Swap Semi 5 Year + 3.05%), 6.25%, 10/03/78	USD	8,496	9,167,184
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 01/03/79	EUR	900	1,050,194
(USD Swap Semi 5 Year + 4.87%), 7.00%, 04/04/79	USD	5,165	5,982,919

			185,111,547

United States — 33.7%
Acadia Healthcare Co., Inc., 5.13%, 07/01/22		30	30,262
ACI Worldwide, Inc., 5.75%, 08/15/26(a)		259	274,540
Acrisure LLC, 8.13%, 02/15/24(a)		119	126,253
ADT Security Corp. (The):
3.50%, 07/15/22		19	19,044
4.13%, 06/15/23		22	22,303
4.88%, 07/15/32(a)		220	190,366
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(a)		84	85,890
Advanced Micro Devices, Inc., 7.50%, 08/15/22(n)		36,419	41,063,151
AHP Health Partners, Inc., 9.75%, 07/15/26(a)		64	68,960
Albertsons Cos., Inc., 5.88%, 02/15/28(a)		196	209,230
Allergan Funding SCS, 3.45%, 03/15/22		7,000	7,172,565
Allergan Sales LLC, 5.00%, 12/15/21(a)(o)		2,645	2,776,756
Alliant Holdings Intermediate LLC, 6.75%, 10/15/27(a)		284	295,391
Allied Universal Holdco LLC(a):
6.63%, 07/15/26		440	469,700
9.75%, 07/15/27		46	48,070
Allison Transmission, Inc.(a):
5.00%, 10/01/24		18	18,427
5.88%, 06/01/29		113	121,758
Ally Financial, Inc., 8.00%, 11/01/31		660	918,225
AMC Networks, Inc.:
5.00%, 04/01/24		2	2,037
4.75%, 08/01/25		263	265,301
American Airlines Group, Inc.:
4.63%, 03/01/20(a)		8,135	8,175,675
5.00%, 06/01/22(a)		20,000	20,850,000
Series 2017-1C, 5.18%, 08/15/23(e)		12,428	12,645,439
American Airlines Pass-Through Trust:
Series 2001-01, 6.98%, 05/23/21		3,281	3,362,626
Series 2019-1, Class C, 4.13%, 06/15/22(e)		40,000	40,050,000
Series 2017-1, Class B, 4.95%, 02/15/25		6,619	6,987,795
Series 2011-1, Class B, 4.87%, 04/22/25(e)		7,041	7,296,086
Class A, 4.00%, 12/15/25(e)		10,275	10,377,750

9

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
American Airlines, Inc., Series 2017-2C, 5.18%, 10/15/23(e)	USD	12,042	$12,252,889
American Builders & Contractors Supply Co., Inc.(a):
5.88%, 05/15/26		260	273,078
4.00%, 01/15/28		105	104,737
Amsted Industries, Inc., 5.63%, 07/01/27(a)		47	49,702
AmWINS Group, Inc., 7.75%, 07/01/26(a)		79	84,925
Antero Resources Corp., 5.38%, 11/01/21		56	49,980
Apergy Corp., 6.38%, 05/01/26		82	80,155
APX Group, Inc.:
8.75%, 12/01/20		82	80,770
7.88%, 12/01/22		159	158,801
8.50%, 11/01/24(a)		10	9,925
Aramark Services, Inc.:
5.00%, 04/01/25(a)		235	244,694
4.75%, 06/01/26		127	130,333
5.00%, 02/01/28(a)		69	72,105
Archrock Partners LP, 6.88%, 04/01/27(a)		114	117,694
Arconic, Inc.:
5.87%, 02/23/22		240	256,634
5.13%, 10/01/24		293	314,243
Asbury Automotive Group, Inc., 6.00%, 12/15/24		142	146,615
Ascend Learning LLC:
6.88%, 08/01/25(a)		318	332,197
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22(a)		143	135,321
AvalonBay Communities, Inc., 3.30%, 06/01/29		6,080	6,492,299
Avantor, Inc.(a):
6.00%, 10/01/24(n)		14,761	15,777,738
9.00%, 10/01/25		521	582,061
Avis Budget Car Rental LLC, 5.75%, 07/15/27(a)		70	71,575
Axalta Coating Systems LLC, 4.88%, 08/15/24(a)		150	154,875
Banff Merger Sub, Inc.:
8.38%, 09/01/26	EUR	400	418,175
9.75%, 09/01/26(a)	USD	6,354	5,917,163
Bank of America Corp.(b):
(LIBOR USD 3 Month + 1.18%), 3.19%, 07/23/30(o)		10,000	10,326,188
(LIBOR USD 3 Month + 1.52%), 4.33%, 03/15/50		5,000	5,940,140
Bausch Health Americas, Inc.(a):
9.25%, 04/01/26		86	97,289
8.50%, 01/31/27		3,946	4,428,201
Bausch Health Cos., Inc.:
5.50%, 03/01/23(a)		198	199,732
4.50%, 05/15/23	EUR	4,531	5,109,012
5.88%, 05/15/23(a)	USD	67	68,005
6.13%, 04/15/25(a)		61	63,325
5.50%, 11/01/25(a)		626	654,176
9.00%, 12/15/25(a)		4,844	5,438,359
5.75%, 08/15/27(a)		66	71,672
7.00%, 01/15/28(a)		157	169,364
7.25%, 05/30/29(a)		291	320,464
BBA US Holdings, Inc.(a):
5.38%, 05/01/26		80	83,600

Security	Par (000)		Value

United States (continued)
4.00%, 03/01/28	USD	115	$114,137
Beacon Roofing Supply, Inc.(a):
4.88%, 11/01/25		6	5,895
4.50%, 11/15/26		34	34,680
Belden, Inc., 4.13%, 10/15/26	EUR	715	829,688
Berry Global, Inc., 4.88%, 07/15/26(a)	USD	195	204,994
Berry Petroleum Co. LLC, 7.00%, 02/15/26(a)		57	53,010
Big River Steel LLC, 7.25%, 09/01/25(a)		89	91,447
Blue Cube Spinco LLC:
9.75%, 10/15/23		27	29,430
10.00%, 10/15/25		277	309,547
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(a)		148	152,625
Boyne USA, Inc., 7.25%, 05/01/25(a)		56	61,180
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)		139	134,830
Brazos Valley Longhorn LLC, 6.88%, 02/01/25		56	43,960
Brookfield Property REIT, Inc., 5.75%, 05/15/26(a)		70	73,062
BWX Technologies, Inc., 5.38%, 07/15/26(a)		140	148,267
Callon Petroleum Co.:
6.13%, 10/01/24		65	61,750
6.38%, 07/01/26		109	101,642
Calpine Corp.:
5.38%, 01/15/23		397	403,431
5.50%, 02/01/24		32	32,080
5.75%, 01/15/25		319	327,374
5.25%, 06/01/26(a)		296	307,840
Camelot Finance SA, 4.50%, 11/01/26(a)		210	212,184
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(a)		60	61,800
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		182	169,260
8.25%, 07/15/25		26	24,700
Catalent Pharma Solutions, Inc.(a):
4.88%, 01/15/26		128	132,160
5.00%, 07/15/27		181	189,145
CCO Holdings LLC(a):
4.00%, 03/01/23		163	165,853
5.75%, 02/15/26		42	44,352
5.13%, 05/01/27		561	591,154
5.00%, 02/01/28		7	7,321
5.38%, 06/01/29		504	538,020
4.75%, 03/01/30		136	138,679
CDK Global, Inc.:
4.88%, 06/01/27		248	261,330
5.25%, 05/15/29(a)		41	43,537
CDW LLC:
5.00%, 09/01/25		647	676,115
4.25%, 04/01/28		39	40,369
Cedar Fair LP, 5.25%, 07/15/29(a)		190	203,775
Centene Corp.:
6.13%, 02/15/24		28	29,111
4.75%, 01/15/25		28	28,966
5.38%, 06/01/26(a)		505	534,543
Centennial Resource Production LLC, 6.88%, 04/01/27(a)		65	63,700
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23		258	286,728
Series Y, 7.50%, 04/01/24		71	80,585
5.63%, 04/01/25		482	507,956
Series P, 7.60%, 09/15/39		48	48,840
Series U, 7.65%, 03/15/42		108	109,620

10

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Change Healthcare Holdings LLC, 5.75%, 03/01/25(a)	USD	357	$365,282
Charles River Laboratories International, Inc.(a):
5.50%, 04/01/26		105	111,825
4.25%, 05/01/28		51	51,961
Chemours Co. (The):
6.63%, 05/15/23		223	221,814
5.38%, 05/15/27		31	27,546
Cheniere Energy Partners LP:
5.25%, 10/01/25		133	137,655
5.63%, 10/01/26		314	331,662
4.50%, 10/01/29(a)		202	205,788
Chesapeake Energy Corp.:
6.63%, 08/15/20		213	209,741
4.88%, 04/15/22		226	179,529
5.75%, 03/15/23		78	56,940
7.00%, 10/01/24		42	28,350
8.00%, 03/15/26(a)		49	31,115
Chobani LLC, 7.50%, 04/15/25(a)		119	114,240
Churchill Downs, Inc.(a):
5.50%, 04/01/27		336	356,160
4.75%, 01/15/28		82	84,870
Cincinnati Bell, Inc.(a):
7.00%, 07/15/24		176	158,840
8.00%, 10/15/25		13	11,602
CIT Bank NA, (SOFR + 1.72%), 2.97%, 09/27/25(b)		427	430,469
CIT Group, Inc., 6.13%, 03/09/28		30	35,400
Clean Harbors, Inc.(a):
4.88%, 07/15/27		106	110,499
5.13%, 07/15/29		64	68,160
Clear Channel Worldwide Holdings, Inc.(a):
9.25%, 02/15/24		3,866	4,252,600
5.13%, 08/15/27		658	684,932
Clearway Energy Operating LLC:
5.38%, 08/15/24		97	98,334
5.75%, 10/15/25		77	79,021
CNO Financial Group, Inc., 5.25%, 05/30/29		106	116,904
CNX Resources Corp., 5.88%, 04/15/22		503	491,682
Colfax Corp.(a):
6.00%, 02/15/24		186	197,160
6.38%, 02/15/26		106	114,745
Comcast Corp., 3.45%, 02/01/50		5,000	5,130,514
CommScope, Inc.(a):
5.50%, 03/01/24		6,736	6,826,936
5.50%, 06/15/24		10,145	9,599,706
6.00%, 03/01/26		7,473	7,678,508
8.25%, 03/01/27(o)		11,786	11,164,053
Community Health Systems, Inc.(a):
8.63%, 01/15/24		174	177,045
8.00%, 03/15/26		357	348,967
Comstock Resources, Inc., 9.75%, 08/15/26		75	59,250
CONSOL Energy, Inc., 11.00%, 11/15/25(a)		174	145,725
Constellium SE:
6.63%, 03/01/25(a)		367	384,084
4.25%, 02/15/26	EUR	300	346,468
5.88%, 02/15/26(a)	USD	391	407,617

Security	Par (000)		Value

United States (continued)
Core & Main Holdings LP, 8.62%, (8.62% Cash or 9.38% PIK), 09/15/24(a)(h)	USD	139	$138,305
Core & Main LP, 6.13%, 08/15/25(a)		411	417,679
Coty, Inc., 4.00%, 04/15/23	EUR	200	224,163
Covey Park Energy LLC, 7.50%, 05/15/25(a)	USD	98	72,520
CPG Merger Sub LLC, 8.00%, 10/01/21(a)		2	2,000
Credit Acceptance Corp., 6.63%, 03/15/26(a)		13	13,812
Crestwood Midstream Partners LP, 5.63%, 05/01/27(a)		139	139,872
Crown Americas LLC:
4.75%, 02/01/26		238	249,733
4.25%, 09/30/26		10	10,438
Crown European Holdings SA:
2.25%, 02/01/23(a)	EUR	200	233,111
0.75%, 02/15/23		197	219,468
CrownRock LP, 5.63%, 10/15/25(a)	USD	392	383,188
CSC Holdings LLC:
5.38%, 07/15/23(a)		235	240,870
5.25%, 06/01/24		436	469,790
10.88%, 10/15/25(a)		275	310,327
5.50%, 05/15/26(a)		330	347,737
5.38%, 02/01/28(a)		200	211,500
5.75%, 01/15/30(a)		7,200	7,569,000
Darling Ingredients, Inc., 5.25%, 04/15/27(a)		85	89,250
DCP Midstream Operating LP:
5.38%, 07/15/25		28	29,443
5.13%, 05/15/29		30	30,353
6.45%, 11/03/36(a)		10	10,275
6.75%, 09/15/37(a)		242	252,285
Dell International LLC, 7.13%, 06/15/24(a)		241	255,520
Delta Air Lines Pass-Through Trust, Series 2015-1, Class B, 4.25%, 07/30/23		13,934	14,630,618
Denbury Resources, Inc.(a):
9.00%, 05/15/21		94	82,250
9.25%, 03/31/22		87	71,340
DH Europe Finance II SARL, 3.40%, 11/15/49		1,330	1,357,683
Diamond Sports Group LLC(a):
5.38%, 08/15/26		5,588	5,839,460
6.63%, 08/15/27		4,599	4,736,970
DISH DBS Corp.:
6.75%, 06/01/21		209	219,450
5.88%, 07/15/22		545	569,966
5.88%, 11/15/24		34	34,085
Dun & Bradstreet Corp. (The)(a):
6.88%, 08/15/26		6,663	7,285,491
10.25%, 02/15/27		8,009	8,780,026
Eagle Holding Co. II LLC, 7.75%, (7.75% Cash or 8.50% PIK), 05/15/22(a)(h)		8,103	8,224,545
Elanco Animal Health, Inc.:
3.91%, 08/27/21		7,000	7,187,510
4.27%, 08/28/23		9,000	9,427,167
4.90%, 08/28/28		59	64,148
Eldorado Resorts, Inc.:
6.00%, 04/01/25		44	46,255
6.00%, 09/15/26		36	39,465

11

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Element Solutions, Inc., 5.88%, 12/01/25(a)	USD	576	$601,291
Eli Lilly & Co., 1.70%, 11/01/49	EUR	2,475	2,767,130
Embarq Corp., 8.00%, 06/01/36	USD	69	68,310
Encompass Health Corp., 5.75%, 11/01/24		108	109,215
Endeavor Energy Resources LP(a):
5.50%, 01/30/26		192	197,764
5.75%, 01/30/28		128	134,722
Energizer Holdings, Inc.(a):
6.38%, 07/15/26		10	10,663
7.75%, 01/15/27		128	141,760
Energy Transfer Operating LP:
5.25%, 04/15/29		5,000	5,623,932
6.25%, 04/15/49		2,500	2,985,687
EnLink Midstream LLC, 5.38%, 06/01/29		26	23,075
EnLink Midstream Partners LP:
4.40%, 04/01/24		80	75,000
4.15%, 06/01/25		8	7,219
4.85%, 07/15/26		14	12,810
5.60%, 04/01/44		69	52,957
5.05%, 04/01/45		81	60,750
5.45%, 06/01/47		6	4,590
EnPro Industries, Inc., 5.75%, 10/15/26		14	14,805
Entegris, Inc., 4.63%, 02/10/26(a)		82	84,421
Entercom Media Corp., 6.50%, 05/01/27(a)		96	100,320
Envision Healthcare Corp., 8.75%, 10/15/26(a)		108	62,100
Equinix, Inc., 2.88%, 03/15/24	EUR	1,634	1,884,573
Extraction Oil & Gas, Inc.(a):
7.38%, 05/15/24	USD	267	109,470
5.63%, 02/01/26		53	22,525
Five Point Operating Co. LP, 7.88%, 11/15/25(a)		96	90,736
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(a)		50	47,500
Ford Motor Co.:
4.75%, 01/15/43		3,315	2,882,083
5.29%, 12/08/46		1,600	1,478,333
Ford Motor Credit Co. LLC, 4.06%, 11/01/24		10,530	10,566,011
Fortress Transportation & Infrastructure Investors LLC(a):
6.75%, 03/15/22		22	22,908
6.50%, 10/01/25		26	26,260
Freeport-McMoRan, Inc.:
3.55%, 03/01/22		166	167,868
3.88%, 03/15/23		417	423,255
5.00%, 09/01/27		28	28,595
5.25%, 09/01/29		58	59,032
5.45%, 03/15/43		745	692,850
frontdoor, Inc., 6.75%, 08/15/26(a)		153	166,579
Frontier Communications Corp.(a):
8.50%, 04/01/26		56	56,140
8.00%, 04/01/27		644	676,200
Gartner, Inc., 5.13%, 04/01/25(a)		88	92,286
Gates Global LLC, 6.00%, 07/15/22(a)		376	375,530
GCI LLC, 6.63%, 06/15/24(a)		60	65,025
GCP Applied Technologies, Inc., 5.50%, 04/15/26(a)		56	57,400
Genesis Energy LP:
6.00%, 05/15/23		26	25,350
5.63%, 06/15/24		12	11,220

Security	Par (000)		Value

United States (continued)
6.50%, 10/01/25	USD	46	$43,700
6.25%, 05/15/26		38	35,150
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(a)		445	480,600
GLP Capital LP:
3.35%, 09/01/24		35	35,402
5.25%, 06/01/25		36	39,475
5.38%, 04/15/26		13	14,295
4.00%, 01/15/30		150	151,721
Go Daddy Operating Co. LLC, 5.25%, 12/01/27(a)		78	82,680
Gogo Intermediate Holdings LLC, 9.88%, 05/01/24(a)		190	199,975
Golden Nugget, Inc., 6.75%, 10/15/24(a)		553	569,645
Graham Holdings Co., 5.75%, 06/01/26(a)		88	93,940
Graphic Packaging International LLC, 4.75%, 07/15/27(a)		41	43,357
Gray Television, Inc.(a):
5.13%, 10/15/24		2	2,072
7.00%, 05/15/27		81	88,594
Great Western Petroleum LLC, 9.00%, 09/30/21(a)		145	117,812
Greif, Inc., 6.50%, 03/01/27(a)		20	21,500
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(a)		79	82,357
Grinding Media, Inc., 7.38%, 12/15/23(a)		105	101,325
Group 1 Automotive, Inc.:
5.00%, 06/01/22(d)		12	12,139
5.25%, 12/15/23(a)		19	19,475
GTCR AP Finance, Inc., 8.00%, 05/15/27(a)		80	81,800
Harland Clarke Holdings Corp., 8.38%, 08/15/22(a)		56	44,660
HCA, Inc.:
5.38%, 02/01/25		176	193,380
5.88%, 02/15/26		2	2,250
5.38%, 09/01/26		145	158,050
5.63%, 09/01/28		299	336,001
5.88%, 02/01/29		391	443,296
HD Supply, Inc., 5.38%, 10/15/26(a)		673	711,697
Herc Holdings, Inc., 5.50%, 07/15/27(a)		165	170,981
Hertz Corp. (The), 7.63%, 06/01/22(a)		171	177,626
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	1,042	1,193,962
Hess Corp., 7.13%, 03/15/33	USD	5,000	6,180,401
Hess Infrastructure Partners LP, 5.63%, 02/15/26(a)		71	74,284
Hill-Rom Holdings, Inc., 4.38%, 09/15/27(a)		30	30,900
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		64	65,120
5.13%, 05/01/26		162	170,100
4.88%, 01/15/30(a)		386	410,125
Hilton Worldwide Finance LLC:
4.63%, 04/01/25		44	45,210
4.88%, 04/01/27		4	4,230
Hologic, Inc.(a):
4.38%, 10/15/25		27	27,662
4.63%, 02/01/28		79	82,654
Howard Hughes Corp. (The), 5.38%, 03/15/25(a)		113	117,379
HUB International Ltd., 7.00%, 05/01/26(a)		476	489,685

12

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Hughes Satellite Systems Corp., 5.25%, 08/01/26	USD	61	$65,346
IAA, Inc., 5.50%, 06/15/27(a)		123	131,782
Icahn Enterprises LP:
6.25%, 02/01/22		293	299,959
6.75%, 02/01/24		83	86,527
4.75%, 09/15/24(a)		28	28,280
6.38%, 12/15/25		55	57,750
6.25%, 05/15/26		213	225,780
iHeartCommunications, Inc.:
6.38%, 05/01/26		64	68,129
5.25%, 08/15/27(a)		125	128,963
Immucor, Inc., 11.13%, 02/15/22(a)		32	32,016
Indigo Natural Resources LLC, 6.88%, 02/15/26(a)		101	91,910
Infor US, Inc., 6.50%, 05/15/22		1,173	1,189,129
Informatica LLC, 7.13%, 07/15/23(a)		37,615	38,226,244
Installed Building Products, Inc., 5.75%, 02/01/28(a)		36	37,818
International Business Machines Corp., 3.50%, 05/15/29		5,000	5,374,749
IQVIA, Inc.:
3.25%, 03/15/25	EUR	908	1,035,450
5.00%, 10/15/26(a)	USD	200	211,000
5.00%, 05/15/27(a)		206	218,360
IRB Holding Corp., 6.75%, 02/15/26(a)		19	19,333
Iron Mountain UK plc, 3.88%, 11/15/25	GBP	658	852,553
Iron Mountain, Inc.:
3.00%, 01/15/25	EUR	1,578	1,795,143
4.88%, 09/15/27(a)	USD	88	90,970
4.88%, 09/15/29(a)		111	113,636
iStar, Inc., 5.25%, 09/15/22		40	40,950
Itron, Inc., 5.00%, 01/15/26(a)		10	10,350
Jaguar Holding Co. II, 6.38%, 08/01/23(a)		566	585,810
JBS USA LUX SA(a):
5.88%, 07/15/24		257	265,992
5.75%, 06/15/25		340	354,238
6.75%, 02/15/28		135	148,922
6.50%, 04/15/29		206	229,181
5.50%, 01/15/30		148	159,285
JELD-WEN, Inc., 4.63%, 12/15/25(a)		41	40,590
JPMorgan Chase & Co.(b):
(LIBOR USD 3 Month + 1.16%), 3.70%, 05/06/30		5,000	5,378,640
Series W, (LIBOR USD 3 Month + 1.00%), 3.16%, 05/15/47		14,770	12,222,175
(LIBOR USD 3 Month + 1.38%), 3.96%, 11/15/48		10,000	11,190,789
KAR Auction Services, Inc., 5.13%, 06/01/25(a)		97	101,244
KFC Holding Co.(a):
5.25%, 06/01/26		72	76,140
4.75%, 06/01/27		215	224,342
Kraft Heinz Foods Co., 5.00%, 06/04/42(o)		10,000	10,472,085
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(a)		172	182,320
L Brands, Inc.:
6.88%, 11/01/35		160	136,000
6.75%, 07/01/36		5	4,150
LABL Escrow Issuer LLC, 6.75%, 07/15/26(a)		123	127,305

Security	Par (000)		Value

United States (continued)
Ladder Capital Finance Holdings LLLP(a):
5.25%, 03/15/22	USD	6	$6,218
5.25%, 10/01/25		156	158,340
Laureate Education, Inc., 8.25%, 05/01/25(a)		20	21,700
Lennar Corp.:
4.75%, 11/15/22(d)		94	98,935
5.25%, 06/01/26		105	115,500
4.75%, 11/29/27		273	294,840
Level 3 Financing, Inc.:
5.38%, 08/15/22		63	63,236
5.13%, 05/01/23		335	339,188
5.25%, 03/15/26		76	79,325
4.63%, 09/15/27(a)		74	75,295
Level 3 Parent LLC, 5.75%, 12/01/22		28	28,070
Lions Gate Capital Holdings LLC(a):
6.38%, 02/01/24		8	7,625
5.88%, 11/01/24		30	28,275
Live Nation Entertainment, Inc.(a):
4.88%, 11/01/24		13	13,455
4.75%, 10/15/27		67	69,854
Manitowoc Co., Inc. (The), 9.00%, 04/01/26(a)		74	71,195
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26		14	15,137
Masonite International Corp.(a):
5.75%, 09/15/26		7	7,429
5.38%, 02/01/28		35	37,012
Matador Resources Co., 5.88%, 09/15/26		115	110,256
Mattel, Inc.:
4.35%, 10/01/20		7,960	8,059,580
6.75%, 12/31/25(a)		359	374,706
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(a)		517	531,864
MDC Holdings, Inc., 6.00%, 01/15/43		40	41,650
MDC Partners, Inc., 6.50%, 05/01/24(a)		21	20,081
MEDNAX, Inc.(a):
5.25%, 12/01/23		57	57,713
6.25%, 01/15/27		295	292,050
Meredith Corp., 6.88%, 02/01/26		38	39,168
Meritage Homes Corp., 5.13%, 06/06/27		100	107,750
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		468	515,385
4.50%, 09/01/26		386	410,125
5.75%, 02/01/27(a)		9	10,170
4.50%, 01/15/28		52	54,470
MGM Resorts International:
6.63%, 12/15/21		698	756,458
7.75%, 03/15/22		179	200,032
6.00%, 03/15/23		98	108,076
5.75%, 06/15/25		14	15,523
Midcontinent Communications, 5.38%, 08/15/27(a)		47	49,233
Mobile Mini, Inc., 5.88%, 07/01/24		172	178,880
Molina Healthcare, Inc.:
5.38%, 11/15/22(d)		68	71,740
4.88%, 06/15/25(a)		67	68,089
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(a)		198	183,160
MPLX LP, Series B, (LIBOR USD 3 Month + 4.65%), 6.87%(b)(g)		141	142,927

13

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
MPT Operating Partnership LP:
3.33%, 03/24/25	EUR	610	$754,762
5.00%, 10/15/27	USD	418	439,945
4.63%, 08/01/29		138	143,953
MSCI, Inc.(a):
5.25%, 11/15/24		34	34,935
4.75%, 08/01/26		36	37,708
Mueller Water Products, Inc., 5.50%, 06/15/26(a)		76	79,705
Murphy Oil Corp.:
5.75%, 08/15/25		33	33,455
5.63%, 12/01/42(d)		36	30,642
Murphy Oil USA, Inc., 4.75%, 09/15/29		78	81,413
Nabors Industries, Inc., 4.63%, 09/15/21		79	73,273
Nationstar Mortgage Holdings, Inc.(a):
8.13%, 07/15/23		172	182,320
9.13%, 07/15/26		122	133,743
Navient Corp.:
5.00%, 10/26/20		2	2,037
6.63%, 07/26/21		14	14,788
6.13%, 03/25/24		107	111,847
6.75%, 06/15/26		3	3,135
Navistar International Corp., 6.63%, 11/01/25(a)		173	176,460
NCR Corp.(a):
5.75%, 09/01/27		39	39,975
6.13%, 09/01/29		116	121,510
Netflix, Inc.:
4.88%, 04/15/28		67	69,231
5.88%, 11/15/28		169	186,111
3.88%, 11/15/29	EUR	4,749	5,419,175
5.38%, 11/15/29(a)	USD	254	267,335
3.63%, 06/15/30	EUR	4,214	4,693,999
4.88%, 06/15/30(a)	USD	153	154,683
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/26(a)		25	26,000
Newmark Group, Inc., 6.13%, 11/15/23		34	37,082
NextEra Energy Operating Partners LP(a):
4.25%, 07/15/24		159	163,325
4.25%, 09/15/24		43	44,720
4.50%, 09/15/27		95	96,900
NFP Corp., 8.00%, 07/15/25(a)		37	37,555
NGPL PipeCo LLC, 7.77%, 12/15/37(a)		78	100,563
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25(a)		25	24,875
Noble Energy, Inc., 3.25%, 10/15/29		5,000	4,974,814
Noble Holding International Ltd.:
7.75%, 01/15/24		5	3,000
7.88%, 02/01/26(a)		51	33,660
Norfolk Southern Corp., 3.40%, 11/01/49		2,410	2,413,264
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(a)		8,970	9,110,616
Novelis Corp.(a):
6.25%, 08/15/24		651	681,923
5.88%, 09/30/26		304	319,230
NRG Energy, Inc.:
3.75%, 06/15/24(a)		49	50,830
6.63%, 01/15/27		364	394,485
5.75%, 01/15/28		82	88,765
4.45%, 06/15/29(a)		171	181,364
5.25%, 06/15/29(a)		126	135,135

Security	Par (000)		Value

United States (continued)
Nuance Communications, Inc., 5.63%, 12/15/26	USD	148	$157,072
NuStar Logistics LP, 6.00%, 06/01/26		49	52,366
NVA Holdings, Inc., 6.88%, 04/01/26(a)		49	52,553
Occidental Petroleum Corp., 0.00%, 10/10/36(l)		5,000	2,513,534
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22(a)		706	679,525
Outfront Media Capital LLC, 5.00%, 08/15/27(a)		297	311,116
Owl Rock Capital Corp.:
5.25%, 04/15/24		30	31,889
4.00%, 03/30/25		40	40,028
Pacific Drilling SA, 8.38%, 10/01/23(a)		212	168,938
Panther BF Aggregator 2 LP:
4.38%, 05/15/26	EUR	7,701	8,653,342
6.25%, 05/15/26(a)	USD	576	608,947
8.50%, 05/15/27(a)		586	590,395
Par Pharmaceutical, Inc., 7.50%, 04/01/27(a)		293	278,350
Parsley Energy LLC(a):
6.25%, 06/01/24		14	14,577
5.38%, 01/15/25		188	193,542
5.63%, 10/15/27		41	42,333
Pattern Energy Group, Inc., 5.88%, 02/01/24(a)		119	121,975
PBF Holding Co. LLC, 7.25%, 06/15/25		40	41,800
PDC Energy, Inc.:
6.13%, 09/15/24		8	7,765
5.75%, 05/15/26		53	49,555
Penske Automotive Group, Inc., 5.50%, 05/15/26		207	216,315
Performance Food Group, Inc., 5.50%, 10/15/27(a)		78	82,485
PetSmart, Inc.(a):
7.13%, 03/15/23		55	50,875
5.88%, 06/01/25		419	412,769
PGT Escrow Issuer, Inc., 6.75%, 08/01/26(a)		25	26,875
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/01/22(a)(h)		197	164,709
Post Holdings, Inc.(a):
5.50%, 03/01/25		133	139,331
5.00%, 08/15/26		2	2,080
5.75%, 03/01/27		6	6,388
5.63%, 01/15/28		136	145,520
5.50%, 12/15/29		139	146,534
PQ Corp.(a):
6.75%, 11/15/22		233	240,573
5.75%, 12/15/25		237	245,295
Prime Security Services Borrower LLC(a):
5.25%, 04/15/24		184	188,370
5.75%, 04/15/26		63	64,556
PTC, Inc., 6.00%, 05/15/24		25	26,563
PulteGroup, Inc., 6.38%, 05/15/33		145	164,575
QEP Resources, Inc.:
6.88%, 03/01/21		42	42,052
5.38%, 10/01/22		121	118,590
5.25%, 05/01/23		37	35,150
5.63%, 03/01/26		96	85,920
Qorvo, Inc.:
5.50%, 07/15/26		7,216	7,702,936
4.38%, 10/15/29(a)		2,546	2,560,321

14

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Qualitytech LP, 4.75%, 11/15/25(a)	USD	195	$203,775
Qwest Corp., 6.75%, 12/01/21		2	2,159
Radiate Holdco LLC, 6.88%, 02/15/23(a)		23	23,518
Range Resources Corp.:
5.75%, 06/01/21		108	107,325
5.88%, 07/01/22		19	18,050
5.00%, 08/15/22		42	38,850
RBS Global, Inc., 4.88%, 12/15/25(a)		158	162,938
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR	888	1,072,341
6.25%, 05/15/26(a)	USD	12,697	13,792,116
8.25%, 11/15/26(a)		714	801,465
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(a)		10	10,675
Reynolds Group Issuer, Inc.(a):
(LIBOR USD 3 Month + 3.50%), 5.50%, 07/15/21(b)		210	210,525
5.13%, 07/15/23		78	80,024
7.00%, 07/15/24		332	343,620
Rowan Cos., Inc., 4.88%, 06/01/22		217	145,390
RP Crown Parent LLC, 7.38%, 10/15/24(a)		256	265,551
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(a)		219	226,413
Sabre GLBL, Inc.(a):
5.38%, 04/15/23		219	224,749
5.25%, 11/15/23		20	20,500
SBA Communications Corp.:
4.00%, 10/01/22		194	197,909
4.88%, 09/01/24		554	575,468
Scientific Games International, Inc.(a):
5.00%, 10/15/25		447	460,410
8.25%, 03/15/26		344	363,780
Sealed Air Corp., 5.25%, 04/01/23(a)		178	190,015
Sensata Technologies BV(a):
5.63%, 11/01/24		66	72,435
5.00%, 10/01/25		207	223,084
Sensata Technologies, Inc., 4.38%, 02/15/30(a)		56	56,385
Service Corp. International, 5.13%, 06/01/29		119	126,735
Service Properties Trust:
4.35%, 10/01/24		61	62,386
4.75%, 10/01/26		61	62,535
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(a)		248	256,680
Simmons Foods, Inc., 7.75%, 01/15/24(a)		101	109,206
Sirius XM Radio, Inc.(a):
4.63%, 07/15/24		61	63,745
5.38%, 04/15/25		2	2,080
5.38%, 07/15/26		2	2,110
5.00%, 08/01/27		244	256,505
5.50%, 07/01/29		253	273,480
Six Flags Entertainment Corp.(a):
4.88%, 07/31/24		638	658,735
5.50%, 04/15/27		27	28,283
SM Energy Co.:
1.50%, 07/01/21(i)		3,658	3,255,620
6.13%, 11/15/22		1,618	1,541,145
5.00%, 01/15/24		76	67,260
5.63%, 06/01/25		2	1,695
6.75%, 09/15/26		19	16,293
6.63%, 01/15/27		16	13,480
Solera LLC, 10.50%, 03/01/24(a)		736	770,040

Security	Par (000)		Value

United States (continued)
Sophia LP, 9.00%, 09/30/23(a)	USD	93	$95,499
Sotera Health Holdings LLC, 6.50%, 05/15/23(a)		135	137,531
Sotera Health Topco, Inc., 8.12%, (8.12% Cash or 8.88% PIK), 11/01/21(a)(h)		7,650	7,611,750
Sotheby’s, 7.38%, 10/15/27(a)		200	200,000
Southwestern Energy Co.:
6.20%, 01/23/25(d)		49	43,120
7.75%, 10/01/27		33	28,380
Spectrum Brands, Inc.:
5.75%, 07/15/25		135	140,738
5.00%, 10/01/29(a)		31	31,736
Speedway Motorsports LLC, 4.88%, 11/01/27(a)		36	35,921
Springleaf Finance Corp.:
6.88%, 03/15/25		88	99,660
7.13%, 03/15/26		143	163,020
6.63%, 01/15/28		129	142,868
Sprint Capital Corp.:
6.88%, 11/15/28		133	144,927
8.75%, 03/15/32		3,905	4,761,679
Sprint Communications, Inc., 7.00%, 08/15/20		3,000	3,090,510
Sprint Corp.:
7.25%, 09/15/21		9,070	9,678,234
7.88%, 09/15/23		10,857	11,983,414
7.13%, 06/15/24		11,414	12,384,190
7.63%, 02/15/25		300	329,625
7.63%, 03/01/26		302	334,087
SPX FLOW, Inc., 5.63%, 08/15/24(a)		136	141,610
SRC Energy, Inc., 6.25%, 12/01/25		3	2,804
SRS Distribution, Inc., 8.25%, 07/01/26(a)		76	76,000
SS&C Technologies, Inc., 5.50%, 09/30/27(a)		527	563,890
Standard Industries, Inc.(a):
5.50%, 02/15/23		62	63,376
5.38%, 11/15/24		175	180,040
6.00%, 10/15/25		128	134,400
Staples, Inc.(a):
7.50%, 04/15/26		20,476	21,299,135
10.75%, 04/15/27		18,703	19,451,120
Starwood Property Trust, Inc., 5.00%, 12/15/21		102	105,570
Station Casinos LLC, 5.00%, 10/01/25(a)		149	151,049
Stevens Holding Co., Inc., 6.13%, 10/01/26(a)		40	43,000
Sunoco LP:
4.88%, 01/15/23		65	66,706
5.50%, 02/15/26		10	10,339
6.00%, 04/15/27		45	47,250
5.88%, 03/15/28		47	49,351
Surgery Center Holdings, Inc.(a):
6.75%, 07/01/25		163	150,775
10.00%, 04/15/27		94	95,175
Talen Energy Supply LLC:
6.50%, 06/01/25		18	13,500
10.50%, 01/15/26(a)		18	15,480
Tallgrass Energy Partners LP(a):
4.75%, 10/01/23		8	7,800
5.50%, 09/15/24		103	100,168
5.50%, 01/15/28		129	121,260

15

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Targa Resources Partners LP:
5.13%, 02/01/25	USD	6	$6,150
5.88%, 04/15/26		97	101,254
5.38%, 02/01/27		3	3,071
6.50%, 07/15/27(a)		102	109,142
5.00%, 01/15/28		161	159,390
6.88%, 01/15/29(a)		415	448,719
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(a)		93	103,853
Team Health Holdings, Inc., 6.38%, 02/01/25(a)		117	75,465
Teleflex, Inc.:
4.88%, 06/01/26		13	13,630
4.63%, 11/15/27		20	20,950
Tempo Acquisition LLC, 6.75%, 06/01/25(a)		276	283,935
Tempur Sealy International, Inc., 5.63%, 10/15/23		77	79,310
Tenet Healthcare Corp.:
8.13%, 04/01/22		312	337,366
4.63%, 07/15/24		185	190,550
4.63%, 09/01/24(a)		100	102,560
5.13%, 05/01/25		22	22,522
4.88%, 01/01/26(a)		440	455,400
6.25%, 02/01/27(a)		240	254,302
5.13%, 11/01/27(a)		265	275,600
Terex Corp., 5.63%, 02/01/25(a)		97	97,243
TerraForm Power Operating LLC(a):
4.25%, 01/31/23		108	111,240
5.00%, 01/31/28		16	16,875
4.75%, 01/15/30		98	101,308
Tesla, Inc., 5.30%, 08/15/25(a)		69	65,205
Thermo Fisher Scientific, Inc., 2.60%, 10/01/29		2,225	2,213,589
TIBCO Software, Inc., 11.38%, 12/01/21(a)		295	304,956
T-Mobile USA, Inc.:
6.38%, 03/01/25		457	474,233
5.13%, 04/15/25		44	45,718
6.50%, 01/15/26		87	93,099
4.50%, 02/01/26		54	55,687
4.75%, 02/01/28		106	111,698
Toll Brothers Finance Corp., 3.80%, 11/01/29		22	21,615
TPC Group, Inc., 10.50%, 08/01/24(a)		122	129,320
TransDigm UK Holdings plc, 6.88%, 05/15/26		361	384,465
TransDigm, Inc.:
6.50%, 07/15/24		3,180	3,283,350
6.25%, 03/15/26(a)		11,661	12,491,846
5.50%, 11/15/27(a)		395	393,693
Transocean, Inc.:
8.51%, 12/15/21(d)		7	7,105
9.00%, 07/15/23(a)		424	431,950
7.25%, 11/01/25(a)		5	4,413
7.50%, 01/15/26(a)		41	36,490
TRI Pointe Group, Inc., 5.25%, 06/01/27		108	111,780
Triumph Group, Inc., 6.25%, 09/15/24(a)		118	123,900
Uber Technologies, Inc.(a):
7.50%, 11/01/23		97	98,722
7.50%, 09/15/27		119	117,215
United Airlines Pass-Through Trust:
Series 2014-2, Class B, 4.63%, 09/03/22(p)		5,602	5,770,819

Security		Par (000)	Value

United States (continued)
Series 2013-1, Class A, 4.30%, 08/15/25	USD	4,478	$4,827,770
Series 2018-1, Class B, 4.60%, 03/01/26		5,467	5,709,515
Series 2019-2, Class B, 3.50%, 05/01/28		5,090	5,096,400
United Rentals North America, Inc.:
4.63%, 07/15/23		135	137,902
5.50%, 07/15/25		84	87,251
4.63%, 10/15/25		74	75,665
5.88%, 09/15/26		248	262,736
6.50%, 12/15/26		2	2,165
5.50%, 05/15/27		4	4,225
3.88%, 11/15/27		74	74,759
5.25%, 01/15/30		2	2,102
Univision Communications, Inc.(a):
5.13%, 05/15/23		12	12,000
5.13%, 02/15/25		132	128,865
US Airways Pass-Through Trust:
Series 2012-2, Class B, 6.75%, 06/03/21		2,095	2,207,750
Series 2013-1, Class B, 5.38%, 11/15/21		5,218	5,447,822
USA Compression Partners LP:
6.88%, 04/01/26		223	225,230
6.88%, 09/01/27(a)		145	145,000
Valaris plc, 4.70%, 03/15/21		56	47,180
Veritas US, Inc., 7.50%, 02/01/23(a)		200	196,500
Verizon Communications, Inc., 4.02%, 12/03/29		5,000	5,596,459
Verscend Escrow Corp., 9.75%, 08/15/26(a)		477	507,409
Vertiv Group Corp., 9.25%, 10/15/24(a)		221	208,292
ViaSat, Inc., 5.63%, 04/15/27(a)		299	314,982
VICI Properties 1 LLC, 8.00%, 10/15/23		208	225,958
Viking Cruises Ltd., 5.88%, 09/15/27(a)		509	540,813
Viper Energy Partners LP, 5.38%, 11/01/27(a)		35	35,350
Vistra Operations Co. LLC(a):
3.55%, 07/15/24		65	66,569
5.63%, 02/15/27		46	48,760
4.30%, 07/15/29		207	215,151
Vizient, Inc., 6.25%, 05/15/27(a)		141	152,059
W.R. Grace & Co., 5.63%, 10/01/24(a)		131	141,480
Wabash National Corp., 5.50%, 10/01/25(a)		96	93,600
Waste Pro USA, Inc., 5.50%, 02/15/26(a)		147	151,778
WellCare Health Plans, Inc.:
5.25%, 04/01/25		111	116,169
5.38%, 08/15/26(a)		179	190,411
Western Digital Corp., 4.75%, 02/15/26		232	237,081
WeWork Cos., Inc., 7.88%, 05/01/25(a)		55	46,613
WEX, Inc., 4.75%, 02/01/23(a)		133	134,331
Whiting Petroleum Corp., 6.63%, 01/15/26		6	3,720
William Carter Co. (The), 5.63%, 03/15/27(a)		50	53,500
Williams Scotsman International, Inc.(a):
7.88%, 12/15/22		48	50,040
6.88%, 08/15/23		136	142,800
WMG Acquisition Corp.:
4.13%, 11/01/24	EUR	797	915,139
5.50%, 04/15/26(a)	USD	35	36,750
3.63%, 10/15/26	EUR	100	117,628

16

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
WPX Energy, Inc.:
8.25%, 08/01/23	USD	51	$56,865
5.75%, 06/01/26		6	6,030
Wyndham Destinations, Inc.(d):
5.40%, 04/01/24		5	5,300
5.75%, 04/01/27		18	19,665
Wyndham Hotels & Resorts, Inc.,
5.38%, 04/15/26(a)		70	73,850
Wynn Las Vegas LLC, 5.25%, 05/15/27(a)		67	69,848
Wynn Resorts Finance LLC, 5.13%, 10/01/29(a)		194	202,730
Xerox Corp.:
4.50%, 05/15/21		4,544	4,660,440
4.80%, 03/01/35		113	95,768
XPO Logistics, Inc., 6.75%, 08/15/24(a)		6	6,495
Yum! Brands, Inc.:
4.75%, 01/15/30(a)		148	155,215
5.35%, 11/01/43		2	1,960
Zayo Group LLC:
6.00%, 04/01/23		2	2,057
6.38%, 05/15/25		187	192,236
5.75%, 01/15/27(a)		602	611,861

			787,738,719

Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		800	810,000
Vinpearl JSC, 3.50%, 06/14/23(i)		600	658,925

			1,468,925

Total Corporate Bonds — 70.8% (Cost: $1,670,809,077)			1,654,801,021

Floating Rate Loan Interests — 20.1%(k)

Australia — 0.0%
Aristocrat Leisure Ltd., Term Loan B, (LIBOR USD 3 Month + 1.75%), 3.72%, 10/19/24		193	193,202

Bermuda — 0.0%
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.34%, 05/27/24		198	167,642

Canada — 0.3%
1011778 BC ULC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.04%, 02/16/24		644	644,018
Bausch Health Cos., Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.92%, 06/02/25		1,178	1,181,659
Dentalcorp Perfect Smile ULC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 5.54%, 05/31/25		343	334,921
Dynasty Acquisition Co., Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 6.10%, 04/06/26		148	147,714
Four Seasons Holdings, Inc., Term Loan F, (LIBOR USD 1 Month + 2.00%), 3.79%, 11/30/23		443	444,021
GFL Environmental, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.79%, 05/30/25		322	321,194

Security		Par (000)	Value

Canada (continued)
Titan Acquisition Ltd., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.79%, 03/28/25	USD	693	$653,940
Trader Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.80%, 09/28/23(e)		1,621	1,614,493
WestJet Airlines Ltd., Term Loan, 08/07/26(q)		427	428,780

			5,770,740

France — 0.0%
Altran Technologies SA, Term Loan, (LIBOR USD 3 Month + 2.25%), 4.41%, 03/20/25		207	206,850

Germany — 0.5%
HENSOLDT Holding GmbH, Term Loan B3, (EURIBOR 3 Month + 3.25%), 3.25%, 02/28/24	EUR	5,000	5,543,376
OXEA Holding Vier GmbH, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.56%, 10/14/24	USD	372	368,891
Rain Carbon GmbH, Term Loan, (EURIBOR 3 Month + 3.00%), 3.00%, 12/11/24	EUR	3,000	3,182,787
Springer Nature Deutschla, Term Loan B14, (EURIBOR 1 Month + 3.25%), 3.75%, 08/14/24		2,415	2,694,692

			11,789,746

Luxembourg — 2.2%
Altice Financing SA, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.60%, 01/31/26	USD	314	301,561
Eircom Finco SARL, Term Loan, 05/15/26(q)	EUR	2,618	2,923,859
Endo Pharmaceuticals, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.06%, 04/29/24	USD	223	204,802
Gol Luxco SA, Term Loan, (LIBOR USD 6 Month + 6.50%), 6.50%, 08/31/20(e)		19,925	20,124,250
Intelsat Jackson Holdings SA, Term Loan:
11/27/23(q)		7,634	7,620,003
(LIBOR USD 6 Month + 4.50%), 6.43%, 01/02/24		327	330,344
Invictus Co., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.93%, 03/28/25		497	483,750
ION Trading Technologies SARL, Term Loan, 11/21/24(q)	EUR	1,449	1,559,664
IVG Holdco Loan Ltd., Term Loan, (EURIBOR 6 Month + 2.00%), 2.00%, 10/31/25(e)		75	3,897
JBS USA LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.29%, 05/01/26	USD	282	282,320
Mallinckrodt International Finance SA, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.85%, 09/24/24		241	188,415
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.04%, 04/16/25		487	488,134
Summer BC Holdco, Term Loan, 07/25/25(q)	EUR	12,500	13,498,615

17

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Luxembourg (continued)
Sunshine Luxembourg VII SARL, Term Loan, 10/01/26(q)	USD	306	$306,128
Travelport Finance (Luxembourg) SA, 1st Lien Term Loan, 05/29/26(q)		2,879	2,677,470

			50,993,212

Netherlands — 0.7%
Alpha 3 BV, Term Loan, 01/31/24(q)		574	561,915
Alpha AB Bidco B.V., 1st Lien Term Loan, 07/30/25(q)	EUR	1,000	1,028,864
Diamond (BC) BV, Term Loan, 09/06/24(q)	USD	268	248,944
Kloeckner Pentaplast, Term Loan, 06/30/22(q)	EUR	4,000	3,575,920
Nouryon Finance BV, Term Loan, 10/01/25(q)		3,600	4,004,119
Peer Holdings III BV, Term Loan B, (EURIBOR 3 Month + 3.25%), 3.25%, 03/07/25		3,000	3,334,189
Playa Resorts Holding BV, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.54%, 04/29/24	USD	364	354,744
Sapphire Bidco BV, Term Loan B, (EURIBOR 3 Month + 3.25%), 3.25%, 05/05/25	EUR	2,500	2,514,667
Stars Group Holdings BV, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.60%, 07/10/25	USD	565	567,503

			16,190,865

Norway — 0.1%
Silk Bidco AS, 1st Lien Term Loan B, (EURIBOR 6 Month + 3.75%), 3.75%, 02/24/25	EUR	2,000	2,220,562

Poland — 0.1%
Pfleiderer Group SA, Term Loan, (EURIBOR 1 Month + 5.00%), 5.00%, 08/01/24		2,500	2,708,088

Puerto Rico — 0.0%
Evertec, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.29%, 11/27/24	USD	348	349,458
LCPR Loan Financing LLC, Term Loan, 10/15/26(q)		153	153,861

			503,319

Spain — 1.0%
Areas Worldwide Financiere, Term Loan, 07/06/26(q)	EUR	3,400	3,797,708
Boluda Towage SL, Term Loan, (EURIBOR 6 Month + 3.50%), 3.50%, 07/30/26		2,500	2,795,221
Imagina Media Audiovisual SA, Term Loan, 12/26/25(q)		3,500	3,890,551
Masmovil Ibercom SA, Term Loan, 05/07/26(q)		1,724	1,922,765
Masmovil Ibercom SA, Term Loan B2, 05/07/26(q)		276	307,835
Piolin BidCo SAU, Term Loan, (EURIBOR 6 Month + 0.00%), 0.00%, 09/16/26		4,000	4,450,850
Promotora De Informaciones SA, 1st Lien Term Loan, 11/30/22(q)		6,500	7,071,838

			24,236,768

Security		Par (000)		Value

Sweden — 0.2%
Diaverum AB, 1st Lien Term Loan B, (EURIBOR 6 Month + 3.25%), 3.25%, 07/04/24	EUR	4,500		$4,963,291

Switzerland — 0.5%(q)
Matterhorn Telecom SA, Term Loan, 09/15/26		4,475		5,015,922
Swissport International AG, Term Loan, 08/14/24		5,000		5,577,504

				10,593,426

United Kingdom — 1.5%
Euro Garages Ltd., Term Loan B1, (LIBOR USD 3 Month + 4.00%), 6.10%, 02/07/25	USD	122		117,740
Froneri Ltd., Term Loan, (EURIBOR 6 Month + 2.63%), 2.63%, 01/31/25(e)	EUR	2,000		2,236,177
Jackpotjoy plc, Term Loan, (EURIBOR 6 Month + 4.00%), 4.00%, 12/05/24(e)		1,500		1,671,913
Nomad Foods Ltd., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.16%, 05/15/24	USD	190		188,903
Theramex SpA, Term Loan, (EURIBOR 3 Month + 4.00%), 4.00%, 01/31/25	EUR	2,500		2,766,167
Triton Bidco, Term Loan B, 09/23/26(q)	USD	19,322		19,014,007
Vue International Bidco plc, Term Loan(q):
07/03/26	EUR	1,270		1,424,749
07/03/26		7,063		7,923,602

				35,343,258

United States — 13.0%
Advisor Group Holdings, Inc., Term Loan, 07/31/26(q)	USD	2,835		2,690,897
AES Corp. (The), Term Loan, (LIBOR USD 3 Month + 1.75%), 3.87%, 05/31/22		23		23,028
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.29%, 06/30/25		245		244,594
Aimbridge Acquisition, Inc., Term Loan B, 02/02/26(e)(q)		57		57,193
Albany Molecular Research, Inc., Term Loan, 08/30/24(q)		211		204,633
Albertson’s LLC, Term Loan:
(LIBOR USD 1 Month + 2.75%), 4.54%, 11/17/25		112		112,142
(LIBOR USD 1 Month + 2.75%), 4.54%, 08/17/26		2		1,636
AlixPartners LLP, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.54%, 04/04/24		630		629,100
Allegiant Travel Co., Term Loan, (LIBOR USD 3 Month + 4.50%), 6.71%, 02/05/24		22,470		22,479,522
Alliant Holdings Intermediate LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.17%, 05/09/25		124		121,464
Alliant Holdings Intermediate LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 4.80%, 05/09/25		466		453,263
Allied Universal Holdco LLC, Delayed Draw Term Loan, (LIBOR USD 6 Month + 0.00%), 0.00%, 07/10/26		—	(r)	65,293

18

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Allied Universal Holdco LLC, Term Loan B, (LIBOR USD 6 Month + 4.25%), 6.51%, 07/10/26	USD	665	$659,456
American Airlines, Inc., Term Loan B23, (LIBOR USD 1 Month + 2.00%), 3.80%, 04/28/23		99	99,117
American Builders And Contractors Supply, Term Loan, 01/15/27(q)		510	509,131
Amneal Pharmaceuticals LLC, Term Loan B18, 03/21/25(q)		596	454,097
Ancestry.com Operations Inc., Term Loan B, 10/19/23(q)		2,160	1,976,400
Applied Systems, Inc., Term Loan: 09/19/24(q)		412	409,135
(LIBOR USD 3 Month + 7.00%), 9.10%, 09/19/25		154	155,620
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.79%, 07/12/24		363	359,728
Ascend Performance Materials LLC, Term Loan B, (LIBOR USD 1 Month + 5.25%), 7.35%, 08/14/26		2,196	2,196,000
AssuredPartners, Inc., Term Loan, 10/22/24(q)		260	254,760
Asurion LLC, 1st Lien Term Loan B6, (LIBOR USD 1 Month + 3.00%), 4.79%, 11/03/23		333	333,215
Asurion LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 4.79%, 11/03/24		545	544,922
Asurion LLC, Term Loan B4, (LIBOR USD 1 Month + 3.00%), 4.79%, 08/04/22		170	169,533
Athenahealth, Inc., Term Loan B, (LIBOR USD 3 Month + 4.50%), 6.68%, 02/05/26		5,247	5,199,373
Atlantic Aviation FBO, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.54%, 12/06/25(e)		257	258,021
Avantor Funding, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.79%, 11/21/24		228	229,069
Avolon Borrower 1 LLC, 1st Lien Term Loan B3, (LIBOR USD 1 Month + 1.75%), 3.60%, 01/15/25		268	268,479
Azalea TopCo, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.29%, 07/24/26		227	223,254
Ball Metalpack Finco LLC, Term Loan, (LIBOR USD 3 Month + 4.50%), 6.62%, 07/31/25		227	206,304
BCP Raptor II LLC, Term Loan, (LIBOR USD 1 Month + 4.75%), 6.54%, 11/03/25		394	345,253
BCPE Empire Holdings, Inc., Delayed Draw Term Loan, (LIBOR USD 1 Month + 4.00%), 0.00%, 06/11/26		2	1,563
BCPE Empire Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 4.00%), 5.79%, 06/11/26		140	137,557
Beacon Roofing Supply, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.04%, 01/02/25		291	288,436
Belron Finance US LLC, Term Loan B, 10/25/26(q)		274	273,915

Security		Par (000)	Value

United States (continued)
Berry Plastics, Term Loan U, (LIBOR USD 1 Month + 2.50%), 4.44%, 07/01/26	USD	204	$200,957
Bleriot US Bidco Inc., Term Loan, 10/23/26(e)(q)		23	23,235
Bleriot US Bidco Inc., Term Loan B, 10/23/26(e)(q)		149	148,705
Boxer Parent Co., Inc., Term Loan B, 10/02/25(q)		6,565	6,065,659
Boyd Gaming Corp., Term Loan B, 09/15/23(q)		200	199,744
Brand Energy & Infrastructure Services, Inc., Term Loan, 06/21/24(q)		395	383,062
Bright Horizons Family Solutions LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.54%, 11/07/23		553	553,342
BWAY Holding Co., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.23%, 04/03/24		452	439,361
Caesars Resort Collection LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.54%, 12/23/24		668	657,240
California Resources Corp., Term Loan, (LIBOR USD 1 Month + 10.38%), 12.17%, 12/31/21		220	145,183
Calpine Construction Finance Co. LP, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.29%, 01/15/25		226	226,193
Calpine Corp., Term Loan: (LIBOR USD 3 Month + 2.75%), 4.86%, 04/05/26		285	285,393
(LIBOR USD 1 Month + 2.50%), 4.29%, 08/12/26		181	180,271
Camelot U.S. Acquisition 1 Co., Term Loan B, 10/30/26(e)(q)		321	321,803
Capri Acquisitions Bidco Ltd., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.93%, 11/01/24		1,908	1,829,391
Cast & Crew Payroll LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.00%), 5.79%, 01/16/26		226	226,807
Catalent, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.04%, 05/08/26		309	309,445
CCC Information Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 8.54%, 04/28/25		248	248,744
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.54%, 04/29/24		367	360,852
CenturyLink, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.54%, 01/31/25		254	250,787
Cerence, Inc., Term Loan, (LIBOR USD 6 Month + 6.00%), 8.03%, 10/01/24		120	112,576
Change Healthcare Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.29%, 03/01/24		493	489,980
Charter NEX US, Inc., 1st Lien Term Loan, 05/16/24(q)		3,376	3,283,012
Charter NEX US, Inc., Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.29%, 05/16/24		99	97,611
Chemours Co. (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 1.75%), 3.54%, 04/03/25		128	120,273

19

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
CHG Healthcare Services, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.79%, 06/07/23	USD	361	$360,267
Chobani LLC, Term Loan, 10/10/23(q)		518	505,385
Ciena Corp., Term Loan B1, (LIBOR USD 1 Month + 2.00%), 3.85%, 09/26/25		331	331,487
Claros Mortgage Trust, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.19%, 08/09/26(e)		214	214,000
Clear Channel Outdoor Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.29%, 08/21/26		4,031	4,037,490
CLEAResult Consulting, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.50%, 08/15/25		235	227,005
CNX Resources Corp., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.29%, 11/28/22(e)		107	98,142
Concentra, Inc., Term Loan, (LIBOR USD 3 Month + 2.50%), 4.54%, 06/01/22		104	104,200
Core & Main LP, Term Loan, (LIBOR USD 3 Month + 2.75%), 4.76%, 08/01/24		3,616	3,529,676
Creative Artists Agency LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.80%, 02/15/24		543	544,312
CSC Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.17%, 07/17/25		226	224,940
Deerfield Holdings Corp., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.04%, 02/13/25		1,935	1,863,649
Dell International LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.79%, 09/19/25		528	529,582
Diamond (BC) BV, Term Loan, 09/06/24(q)	EUR	2,768	2,916,033
Diamond Sports Group LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.08%, 08/24/26	USD	408	409,530
Diplomat Pharmacy, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.29%, 12/20/24		161	142,498
Doosan Infracore International, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.10%, 05/18/24		130	129,738
DTI Holdco, Inc., Term Loan, 09/29/23(q)		223	190,612
DTZ US Borrower LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.04%, 08/21/25		488	488,470
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B, 02/06/26(q)		15,687	15,722,923
Dynasty Acquisition Co., Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 6.10%, 04/06/26		274	274,749
Edgewater Generation LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.54%, 12/13/25		168	160,780
Ellie Mae, Inc., 1st Lien Term Loan, 04/17/26(q)		307	304,952
EnergySolutions LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 5.85%, 05/30/25		181	168,514

Security		Par (000)	Value

United States (continued)
Ennis-Flint Road Infrastructure Investment, Term Loan, 06/13/23(q)	USD	54	$49,158
Envision Healthcare Corp., Term Loan, (LIBOR USD 1 Month + 3.75%), 5.54%, 10/10/25		320	257,599
Epicor Software Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.04%, 06/01/22		265	263,621
Equinox Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.79%, 03/08/24		357	355,136
ESH Hospitality, Inc., Term Loan B, 09/18/26(q)		178	177,664
Euro Garages Ltd., Term Loan B, 02/07/25(q)		158	151,728
ExGen Renewables IV LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 0.00%, 11/28/24		250	234,324
Femur Buyer, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.38%, 03/05/26(e)		94	92,359
Filtration Group Corp., Term Loan B, 03/29/25(q)		375	374,837
Flex Acquisition Co., Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.03%, 12/29/23		3,237	3,053,601
Forest City Enterprises LP, Term Loan, (LIBOR USD 1 Month + 4.00%), 5.79%, 12/08/25		429	430,797
Forterra Finance LLC, 1st Lien Term Loan, 10/25/23(q)		37	35,271
Foundation Building Materials, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.79%, 08/13/25		258	257,705
Gardner Denver, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.54%, 07/30/24		274	273,997
Gates Global LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.54%, 04/01/24		510	498,609
Gentiva Health Services, Inc., Term Loan U, (LIBOR USD 1 Month + 3.75%), 5.56%, 07/02/25(e)		20,975	20,922,738
Genuine Financial Holdings LLC, Term Loan, 07/11/25(q)		235	225,357
GEO Group Refinancing, Term Loan, (LIBOR USD 1 Month + 2.00%), 3.79%, 03/22/24		210	188,649
Golden Nugget, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 2.75%), 4.54%, 10/04/23		204	203,239
Goodrx, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.60%, 10/10/25		366	364,906
GrafTech International Ltd., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.29%, 02/12/25(e)		225	216,562
Gray Television, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.26%, 02/07/24		207	207,114
Greeneden US Holdings I LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.04%, 12/01/23		273	266,150
Greenhill & Co., Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.16%, 04/12/24(e)		146	140,400

20

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Hargray Communications Group, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.79%, 05/16/24	USD	163	$162,319
Harland Clarke Holdings Corp., Term Loan B, (LIBOR USD 3 Month + 4.75%), 6.85%, 11/03/23		64	49,742
HC Group Holdings III, Inc., 1st Lien Term Loan B, 04/07/22(q)		174	171,099
HD Supply, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 3.54%, 10/17/23		433	434,890
H-Food Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.69%), 5.47%, 05/23/25		129	119,371
Hilton Worldwide Finance LLC, Term Loan B2, (LIBOR USD 1 Month + 1.75%), 3.57%, 06/22/26		180	180,691
HUB International Ltd., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.90%, 04/25/25		496	484,482
Hub International, Inc., Term Loan B, 04/25/25(q)		2,256	2,251,488
IAA, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.06%, 06/29/26		108	108,670
IG Investments Holdings LLC, Term Loan, (LIBOR USD 1 Month + 4.00%), 5.79%, 05/23/25		670	658,372
iHeartCommunications, Inc., 1st Lien Term Loan, (LIBOR USD 6 Month + 4.00%), 6.03%, 05/01/26		293	294,022
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.10%, 06/15/21		842	837,377
Infor US, Inc., Term Loan, (LIBOR USD 3 Month + 2.75%), 4.85%, 02/01/22		1,110	1,110,316
Informatica LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.04%, 08/05/22		30,395	30,438,105
Invictus Co., Term Loan B26, (LIBOR USD 3 Month + 6.75%), 8.68%, 03/30/26		130	120,900
IPS Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.29%, 11/07/24		350	349,388
IRB Holding Corp., Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.19%, 02/05/25		541	535,897
Iridium Communications, Inc., Term Loan, 10/16/26(q)		154	154,818
Iron Mountain, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.54%, 01/02/26		293	288,256
Jaguar Holding Co. I, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.29%, 08/18/22		1,055	1,052,230
Jefferies Finance LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.75%, 06/03/26(e)		179	175,205
KAR Auction Services, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.13%, 09/19/26		147	147,407
Kingpin Intermediate Holdings LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.29%, 07/03/24		326	325,314

Security		Par (000)	Value

United States (continued)
Kronos, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.25%, 11/01/23	USD	876	$873,475
Lakeland Tours LLC, Term Loan B, 12/16/24(e)(q)		105	103,760
Learfield Communications LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 4.90%, 12/01/23		305	305,502
Leslie’s Poolmart, Inc., Term Loan B, 08/16/23(q)		112	104,801
Level 3 Financing, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.04%, 02/22/24		307	307,257
Lions Gate Capital Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.04%, 03/24/25		329	318,730
LTI Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.29%, 09/06/25		180	164,894
McAfee LLC, Term Loan: (LIBOR USD 1 Month + 3.75%), 5.55%, 09/30/24		15,901	15,888,115
(LIBOR USD 1 Month + 8.50%), 10.30%, 09/29/25		37,564	37,695,116
McDermott International, Inc., Term Loan, (LIBOR USD 3 Month + 5.00%), 7.10%, 05/09/25		188	112,426
McDermott International, Inc., Term Loan A, 10/21/21(q)		119	121,692
MED ParentCo LP, Delayed Draw Term Loan, (LIBOR USD 1 Month + 4.25%), 0.00%, 08/31/26		6	5,959
MED ParentCo LP, Term Loan, (LIBOR USD 1 Month + 4.25%), 6.04%, 07/31/26		171	167,835
Messer Industries GmbH, Term Loan, (LIBOR USD 3 Month + 2.50%), 4.60%, 03/01/26		357	353,529
MGM Growth Properties LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.79%, 03/21/25		543	544,723
MH Sub I LLC, 1st Lien Term Loan, 09/13/24(q)		260	252,749
Microchip Technology, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 3.79%, 05/29/25		128	128,287
Midas Intermediate Holdco II LLC, Term Loan B, 08/18/21(q)		2,672	2,567,755
Midcoast Operating LP, Term Loan, (LIBOR USD 3 Month + 5.50%), 7.60%, 06/30/25		41	39,343
Midcontinent Communications, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.16%, 08/15/26		98	98,872
Mitchell International, Inc., 1st Lien Term Loan, 11/29/24(q)		2,001	1,879,528
Momentive Performance Materials, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.04%, 05/15/24		100	97,818
Motorcity Casino Hotel, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.04%, 08/06/21		378	377,361
MPH Acquisition Holdings LLC, Term Loan, (LIBOR USD 3 Month + 2.75%), 4.85%, 06/07/23		432	403,807

21

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
MTN Infrastructure TopCo, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.79%, 11/15/24	USD	595	$587,424
National Veterinary Associates, Inc., Term Loan B3, (LIBOR USD 1 Month + 2.75%), 4.54%, 02/02/25		338	337,208
Neiman Marcus Group Ltd. LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 6.00%), 7.99%, 10/25/23		286	207,758
New LightSquared LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 0.00%), 0.00%, 12/07/20(h)		197	150,683
Nexstar Broadcasting, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.55%, 09/18/26		195	195,622
nThrive, Inc., 1st Lien Term Loan, (LIBOR USD + 4.50%), 6.29%, 10/20/22		599	506,223
ON Semiconductor Corp., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.79%, 09/19/26		85	85,663
Optiv, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.04%, 02/01/24		62	50,334
Ortho-Clinical Diagnostics, Inc., Term Loan B, 06/30/25(q)		1,151	1,098,360
Outfront Media Capital LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.94%, 03/18/24		27	26,733
Panther BF Aggregator 2 LP, Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.30%, 04/30/26		674	664,173
PCI Gaming Authority, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.79%, 05/29/26		216	216,851
Peak 10 Holding Corp., 2nd Lien Term Loan, 08/01/25(q)		187	133,074
Penn National Gaming, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 4.04%, 10/15/25		187	187,150
PetSmart, Inc., Term Loan, 03/11/22(q)		4,428	4,310,835
Plaskolite PPC Intermediate II LLC, Term Loan, (LIBOR USD 1 Month + 4.25%), 6.10%, 12/15/25		139	125,902
Ply Gem, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.67%, 04/01/25		148	143,422
Post Holdings, Inc., Term Loan B, (LIBOR USD 3 Month + 1.00%), 3.83%, 05/24/24		22	21,552
PowerSchool Group LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 5.46%, 07/31/25		314	301,869
PQ Corp., Term Loan, (LIBOR USD 3 Month + 2.50%), 4.43%, 02/08/25		341	340,725
Pregis TopCo LLC, Term Loan, (LIBOR USD 1 Month + 4.00%), 5.79%, 07/31/26		114	112,242
Prime Security Services Borrower LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.25%, 09/23/26		282	272,125
PSAV Holdings LLC, 1st Lien Term Loan, 02/21/25(q)		1,896	1,821,771
Rackspace Hosting, Inc., Term Loan, 11/03/23(q)		173	153,833
Radiate Holdco LLC, 1st Lien Term Loan, 02/01/24(q)		275	272,036

Security	Par (000)		Value

United States (continued)
Realogy Group LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.07%, 02/08/25	USD	96	$90,574
Refinitiv US Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 5.54%, 10/01/25		882	886,239
Research Now, Inc., Term Loan, (LIBOR USD 3 Month + 5.50%), 7.75%, 12/07/24		388	385,825
Reynolds Group Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.54%, 02/05/23		961	960,392
RHP Hotel Properties LP, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.79%, 05/11/24		208	207,917
RP Crown Parent LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.54%, 10/12/23		358	357,508
SBA Senior Finance II LLC, 2nd Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.79%, 04/06/25		540	541,500
Scientific Games International, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.54%, 08/14/24		441	436,092
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.04%, 12/31/25		648	627,951
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.00%), 5.79%, 09/03/26		420	416,361
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.19%, 11/28/21		227	223,796
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 1 Month + 3.50%), 5.35%, 11/08/23		287	168,352
(LIBOR USD 1 Month + 8.00%), 9.85%, 11/08/24		38	10,102
ServiceMaster Co. LLC (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.29%, 11/08/23		57	57,068
SIRVA Worldwide, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.50%), 7.29% - 7.62%, 08/04/25(e)		349	330,112
SMG US Midco 2, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.79%, 01/23/25		366	365,319
SolarWinds, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.54%, 02/05/24		668	666,670
Solera LLC, Term Loan B1, (LIBOR USD 1 Month + 2.75%), 4.54%, 03/03/23		696	689,558
Sophia LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.35%, 09/30/22		807	806,446
Sotera Health Holdings LLC, Term Loan:
05/15/22(q)		4,462	4,378,587
(LIBOR USD 3 Month + 3.50%), 5.43%, 05/15/22		171	169,506
Sotheby’s, Inc., Term Loan B, 01/15/27(q)		3,262	3,182,773

22

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Spin Holdco, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.25%, 11/14/22	US	D 5,622	$5,446,752
Spring Education Group, Inc., Term Loan, (LIBOR USD 1 Month + 4.25%), 6.04%, 07/30/25		235	232,577
Sprint Communications, Inc., 1st Lien Term Loan, 02/02/24(q)		168	165,707
SRS Distribution, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.04%, 05/23/25		376	363,092
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.04%, 04/16/25		747	748,184
SS&C Technologies Holdings, Inc., Term Loan B1, (LIBOR USD 1 Month + 2.25%), 4.04%, 07/08/22		57	57,265
Staples, Inc., Term Loan:
(LIBOR USD 3 Month + 4.50%), 6.62%, 09/12/24		5,978	5,893,548
(LIBOR USD 3 Month + 5.00%), 7.12%, 04/16/26		1,576	1,551,903
Starwood Property Mortgage LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.30%, 07/26/26(e)		80	80,200
Station Casinos LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.29%, 06/08/23		447	446,696
Sundyne US Purchaser, Inc., 1st Lien Term Loan B, 04/23/26(e)(q)		257	253,419
TAMKO Building Products LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.04%, 05/29/26		268	267,671
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.54%, 02/06/24		157	120,700
Telenet Financing LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.17%, 08/15/26		174	173,551
Tempo Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 4.79%, 05/01/24		666	665,379
Terex Corp., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.54%, 01/31/24		48	47,909
TIBCO Software, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.00%, 06/30/26		309	307,069
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.54%, 05/06/24		165	147,703
TMK Hawk Parent Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.29%, 08/28/24		242	194,601
Trans Union LLC, Term Loan:
(LIBOR USD 1 Month + 2.00%), 3.80%, 04/10/23		371	371,545
(LIBOR USD 1 Month + 2.00%), 3.80%, 06/19/25		6	5,931
TransDigm, Inc., Term Loan F, (LIBOR USD 1 Month + 2.50%), 4.29%, 06/09/23		848	843,375
Trugreen Ltd. Partnership, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.54%, 03/19/26(e)		279	279,260
Uber Technologies, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.30%, 07/13/23		563	553,512

Security	Par (000)		Value

United States (continued)
Ultimate Software Group, Inc. (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 5.54%, 05/04/26	USD	337	$337,516
United Rentals, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 3.54%, 10/31/25		101	101,322
Univision Communications, Inc., Term Loan C5, (LIBOR USD 1 Month + 2.75%), 4.54%, 03/15/24(e)		227	218,787
US Ecology, Term Loan, 08/14/26(q)		60	60,225
US Foods, Inc., Term Loan B:
(LIBOR USD 1 Month + 2.00%), 3.79%, 06/27/23		423	423,731
(LIBOR USD 1 Month + 2.00%), 3.79%, 08/14/26		339	339,895
USI, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.10%, 05/16/24		628	608,585
USIC Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.04%, 12/08/23		368	356,904
Vectra Co., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.04%, 02/23/25		298	287,570
Veritas US, Inc., Term Loan B1, 01/27/23(q)		5,000	4,634,700
Verscend Holding Corp., Term Loan B, (LIBOR USD 1 Month + 4.50%), 6.29%, 08/27/25		888	888,249
Vertafore, Inc., Term Loan B, 07/02/25(q)		1,451	1,402,410
Vertiv Co., Term Loan B, (LIBOR USD 1 Month + 4.00%), 5.93%, 11/30/23		9,770	9,181,236
VICI Properties 1 LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.85%, 12/20/24		770	772,190
Vistra Operations Co. LLC, Term Loan B3, (LIBOR USD 1 Month + 2.00%), 3.79%, 12/31/25		419	420,762
Vizient, Inc., Term Loan B5, (LIBOR USD 1 Month + 2.50%), 4.29%, 05/06/26		110	109,974
Wand Newco 3, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.29%, 02/05/26		409	410,304
Welbilt, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.29%, 10/11/25		178	176,789
West Corp., Term Loan, (LIBOR USD 3 Month + 4.00%), 5.79%, 10/10/24		476	394,563
Western Digital Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.75%, 04/29/23		3,481	3,466,272
Wex, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.04%, 05/15/26		599	600,853
Whatabrands LLC, Term Loan, (LIBOR USD 3 Month + 3.25%), 5.52%, 08/02/26		352	352,831
William Morris Endeavor Entertainment LLC, Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.54%, 05/18/25		1,867	1,802,256
Wilsonart LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.36%, 12/19/23		2,363	2,309,606
Wink Holdco, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.79%, 12/02/24		294	286,700

23

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
WP CityMD Bidco LLC, Term Loan, 08/13/26(q)	USD	260	$254,280
Zayo Group LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 3.79%, 01/19/21		546	547,024
Ziggo Secured Finance Partnership, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.42%, 04/15/25		456	449,977

			304,574,153

Total Floating Rate Loan Interests — 20.1% (Cost: $475,856,647)			470,455,122

Foreign Agency Obligations — 0.7%

China — 0.0%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	600	663,325
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21	USD	400	386,700
Inner Mongolia High-Grade High Way Construction and Development Co. Ltd., 4.38%, 12/04/20		258	258,258

			1,308,283

France — 0.5%
Electricite de France SA(b)(g):
(EUR Swap Annual 12 Year + 3.79%), 5.38%	EUR	500	639,257
(EUR Swap Annual 12 Year + 3.04%), 5.00%		4,200	5,304,924
(GBP Swap 13 Year + 3.96%), 6.00%	GBP	3,400	4,795,969

			10,740,150

India — 0.1%
Oil India Ltd., 5.13%, 02/04/29	USD	640	722,600
Power Finance Corp. Ltd.:
3.75%, 12/06/27		1,100	1,108,937
4.50%, 06/18/29		697	730,543

			2,562,080

Indonesia — 0.1%
Indonesia Asahan Aluminium Persero PT, 5.71%, 11/15/23		1,700	1,870,000

Total Foreign Agency Obligations — 0.7% (Cost: $15,709,138)			16,480,513

Foreign Government Obligations — 0.2%

Maldives — 0.1%
Republic of Maldives, 7.00%, 06/07/22		1,400	1,342,950

Sri Lanka — 0.0%
Republic of Sri Lanka:
6.85%, 03/14/24		425	438,727
7.85%, 03/14/29		425	437,750

			876,477

United Arab Emirates — 0.1%
Emirate of Abu Dhabi United Arab Emirates:
2.50%, 09/30/29		800	795,000

Security	Par (000)		Value

United Arab Emirates (continued)
3.13%, 09/30/49	USD	925	$891,469

			1,686,469

Total Foreign Government Obligations — 0.2% (Cost: $3,950,089)			3,905,896

	Shares

Investment Companies — 0.7%
Invesco Senior Loan ETF		755,000	16,919,550

Total Investment Companies — 0.7% (Cost: $17,165,000)			16,919,550

	Par (000)

Non-Agency Mortgage-Backed Securities — 0.2%

Collateralized Mortgage Obligations — 0.2%

United Kingdom — 0.2%
Paragon Mortgages No. 13 plc, Series 13X, Class A2C, 2.18%, 01/15/39(c)		4,396	4,107,881

Total Non-Agency Mortgage-Backed Securities — 0.2% (Cost: $3,970,702)			4,107,881

Preferred Securities — 1.4%

Capital Trusts — 0.3%

United Kingdom — 0.3%
Lloyds Banking Group plc(g)(k):
6.41%(a)		1,252	1,394,415
6.66%		701	793,882
6.66%(a)		2,694	3,050,955

			5,239,252

United States — 0.0%(g)(k)
Bank of America Corp.:
Series AA, 6.10%		100	110,678
Series X, 6.25%		100	110,600
Series DD, 6.30%		70	79,593
Series Z, 6.50%		34	38,552
Goldman Sachs Group, Inc. (The), Series P, 5.00%		53	52,576
JPMorgan Chase & Co., Series FF, 5.00%		390	405,600
Wells Fargo & Co., Series U, 5.87% .		245	271,338

			1,068,937

Total Capital Trusts — 0.3% (Cost: $6,397,344)			6,308,189

	Shares

Preferred Stocks — 0.7%

Luxembourg — 0.0%
Novartex Holding Luxembourg SCA, 0.00%(e)		94	—

Spain — 0.1%
Banco Santander SA, Series 6, 4.00%(g)(k)		109,000	2,557,140

24

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Shares	Value

United States — 0.6%
Broadcom, Inc., Series A, 8.00%(i)		13,327	$14,433,407

Total Preferred Stocks — 0.7% (Cost: $15,856,554)			16,990,547

Trust Preferreds — 0.4%

United States — 0.4%
State Street Corp., 3.12%, 06/15/47(k)		10,000,000	8,512,500

Total Trust Preferreds — 0.4% (Cost: $7,763,389)			8,512,500

Total Preferred Securities — 1.4% (Cost: $30,017,287)			31,811,236

		Par (000)

U.S. Treasury Obligations — 1.3%(o)
U.S. Treasury Bonds, 3.00%, 02/15/49		19,791	23,331,734
U.S. Treasury Notes, 2.38%, 05/15/29		5,620	5,959,176

Total U.S. Treasury Obligations — 1.3% (Cost: $27,131,296)			29,290,910

		Shares

Warrants — 0.0%

United States — 0.0%
iHeartMedia, Inc. (Issued/exercisable 06/05/19, 1 share for 1 warrant, Expires 12/31/19, Strike Price USD 1.00)(f)		5,417	77,674

Total Warrants — 0.0%			77,674

Total Long-Term Investments — 101.6% (Cost: $2,419,027,744)			2,373,872,241

		Par (000)

Short-Term Securities — 14.2%

Borrowed Bond Agreements — 13.5%(s)(t)
Barclays Bank plc, (3.60)%, Open (Purchased on 09/17/19 to be repurchased at EUR 2,265,667, collateralized by INEOS Group Holdings SA, 5.38%, due at 08/01/24, par and fair value of EUR 2,200,000 and $2,507,346, respectively)	EUR	2,276	2,538,066
Barclays Bank plc, (3.10)%, Open (Purchased on 09/17/19 to be repurchased at EUR 4,424,176, collateralized by Gestamp Automocion SA, 3.25%, due at 04/30/26, par and fair value of EUR 4,350,000 and $4,752,127, respectively)		4,441	4,953,049

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, (2.95)%, Open (Purchased on 09/17/19 to be repurchased at GBP 98,647, collateralized by Arrow Global Finance plc, 5.13%, due at 09/15/24, par and fair value of GBP 100,000 and $129,460, respectively)	GBP	99	$128,255
Barclays Bank plc, (2.95)%, Open (Purchased on 10/29/19 to be repurchased at GBP 757,765, collateralized by Arrow Global Finance plc, 5.13%, due at 09/15/24, par and fair value of GBP 753,000 and $974,832, respectively)		758	981,651
Barclays Bank plc, (2.95)%, Open (Purchased on 08/13/19 to be repurchased at GBP 1,503,543, collateralized by Arrow Global Finance plc, 5.13%, due at 09/15/24, par and fair value of GBP 1,500,000 and $1,941,898, respectively)		1,513	1,960,143
Barclays Bank plc, (2.25)%, Open (Purchased on 10/24/19 to be repurchased at EUR 1,089,818, collateralized by ProGroup AG, 3.00%, due at 03/31/26, par and fair value of EUR 1,100,000 and $1,197,249, respectively)	EUR	1,090	1,215,911
Barclays Bank plc, (1.95)%, Open (Purchased on 09/17/19 to be repurchased at EUR 2,256,232, collateralized by Faurecia SE, 3.63%, due at 06/15/23, par and fair value of EUR 2,200,000 and $2,496,599, respectively)		2,262	2,522,387
Barclays Bank plc, (1.35)%, Open (Purchased on 09/17/19 to be repurchased at EUR 1,056,404, collateralized by Starfruit Finco BV, 6.50%, due at 10/01/26, par and fair value of EUR 1,000,000 and $1,125,059, respectively)		1,058	1,180,155
Barclays Bank plc, (1.30)%, Open (Purchased on 09/17/19 to be repurchased at EUR 571,730, collateralized by Valeo SA, 3.25%, due at 01/22/24, par and fair value of EUR 500,000 and $627,171, respectively)		573	638,665
Barclays Bank plc, (1.20)%, Open (Purchased on 09/17/19 to be repurchased at EUR 2,739,284, collateralized by INEOS Finance plc, 2.88%, due at 05/01/26, par and fair value of EUR 2,700,000 and $2,973,669, respectively)		2,743	3,059,611
Barclays Bank plc, (1.20)%, Open (Purchased on 09/17/19 to be repurchased at EUR 3,025,660, collateralized by Telenet Finance Luxembourg Notes SARL, 3.50%, due at 03/01/28, par and fair value of EUR 2,800,000 and $3,395,739, respectively)		3,030	3,379,475

25

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, (1.15)%, Open (Purchased on 10/18/19 to be repurchased at EUR 2,496,102, collateralized by eircom Finance DAC, 1.75%, due at 11/01/24, par and fair value of EUR 2,500,000 and $2,772,552, respectively)	EUR	2,497	$2,784,793
Barclays Bank plc, (1.05)%, Open (Purchased on 09/17/19 to be repurchased at EUR 268,130, collateralized by Lincoln Financing SARL, 3.63%, due at 04/01/24, par and fair value of EUR 255,000 and $289,883, respectively)		268	299,429
Barclays Bank plc, (1.05)%, Open (Purchased on 09/17/19 to be repurchased at EUR 8,306,097, collateralized by Banco Bilbao Vizcaya Argentaria SA, 3.50%, due at 02/10/27, par and fair value of EUR 7,000,000 and $9,111,807, respectively)		8,317	9,275,694
Barclays Bank plc, (1.00)%, Open (Purchased on 08/28/19 to be repurchased at USD 2,327,729, collateralized by Intelsat Luxembourg SA, 8.13%, due at 06/01/23, par and fair value of USD 2,870,000 and $2,401,831, respectively)	USD	2,332	2,331,875
Barclays Bank plc, (0.95)%, Open (Purchased on 09/17/19 to be repurchased at EUR 3,586,026, collateralized by Merck KGaA, 1.62%, due at 06/25/79, par and fair value of EUR 3,500,000 and $3,988,195, respectively)	EUR	3,590	4,004,144
Barclays Bank plc, (0.95)%, Open (Purchased on 09/17/19 to be repurchased at EUR 5,500,982, collateralized by International Game Technology plc, 3.50%, due at 06/15/26, par and fair value of EUR 5,125,000 and $6,066,012, respectively)		5,507	6,142,377
Barclays Bank plc, (0.95)%, Open (Purchased on 09/17/19 to be repurchased at EUR 627,945, collateralized by Raiffeisen Bank International AG, 6.00%, due at 10/16/23, par and fair value of EUR 500,000 and $670,895, respectively)		629	701,161
Barclays Bank plc, (0.90)%, Open (Purchased on 10/08/19 to be repurchased at EUR 1,888,302, collateralized by Elis SA, 1.63%, due at 04/03/28, par and fair value of EUR 1,900,000 and $2,109,221, respectively)		1,889	2,107,182

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, (0.90)%, Open (Purchased on 10/04/19 to be repurchased at EUR 1,894,977, collateralized by Elis SA, 1.63%, due at 04/03/28, par and fair value of EUR 1,900,000 and $2,109,220, respectively)	EUR	1,896	$2,114,789
Barclays Bank plc, 0.25%, Open (Purchased on 10/08/19 to be repurchased at USD 2,541,048, collateralized by Kraft Heinz Foods Co., 4.88%, due at 10/01/49, par and fair value of USD 2,500,000 and $2,580,804, respectively)	USD	2,541	2,540,625
Barclays Bank plc, 1.30%, Open (Purchased on 08/28/19 to be repurchased at USD 3,140,630, collateralized by Royal Bank of Scotland Group plc, 8.00%, par and fair value of USD 2,900,000 and $3,316,875, respectively)		3,132	3,132,000
Barclays Bank plc, 1.45%, Open (Purchased on 08/28/19 to be repurchased at USD 5,339,589, collateralized by Telenet Finance Luxembourg Notes SARL, 5.50%, due at 03/01/28, par and fair value of USD 5,200,000 and $5,530,200, respectively)		5,324	5,323,500
Barclays Bank plc, 1.55%, Open (Purchased on 09/27/19 to be repurchased at USD 3,715,099, collateralized by Intelsat Connect Finance SA, 9.50%, due at 02/15/23, par and fair value of USD 3,895,000 and $3,613,002, respectively)		3,710	3,709,988
Barclays Bank plc, 1.55%, Open (Purchased on 10/09/19 to be repurchased at USD 2,004,397, collateralized by Bombardier, Inc., 7.88%, due at 04/15/27, par and fair value of USD 2,000,000 and $1,885,000, respectively)		2,003	2,002,500
Barclays Bank plc, 1.55%, Open (Purchased on 08/28/19 to be repurchased at USD 7,571,401, collateralized by Kraft Heinz Foods Co., 5.00%, due at 07/15/35, par and fair value of USD 6,940,000 and $7,539,960, respectively)		7,547	7,547,250
Barclays Bank plc, 1.55%, Open (Purchased on 08/28/19 to be repurchased at USD 5,931,420, collateralized by Amgen, Inc., 4.56%, due at 06/15/48, par and fair value of USD 5,000,000 and $5,747,000, respectively)		5,913	5,912,500
Barclays Bank plc, 1.55%, Open (Purchased on 10/10/19 to be repurchased at USD 645,583, collateralized by SM Energy Co., 5.63%, due at 06/01/25, par and fair value of USD 750,000 and $635,640, respectively)		645	645,000

26

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
BNP Paribas SA, (2.20)%, Open (Purchased on 09/24/19 to be repurchased at EUR 895,398, collateralized by Maxeda DIY Holding BV, 6.13%, due at 07/15/22, par and fair value of EUR 900,000 and $955,264, respectively)	EUR	897	$1,000,839
BNP Paribas SA, (0.90)%, Open (Purchased on 05/23/19 to be repurchased at EUR 2,754,338, collateralized by Lincoln Financing SARL, 3.63%, due at 04/01/24, par and fair value of EUR 2,800,000 and $3,183,030, respectively)		2,764	3,082,737
BNP Paribas SA, (0.90)%, Open (Purchased on 05/14/19 to be repurchased at EUR 2,731,547, collateralized by INEOS Finance plc, 2.88%, due at 05/01/26, par and fair value of EUR 2,800,000 and $3,083,804, respectively)		2,742	3,057,978
BNP Paribas SA, 1.50%, Open (Purchased on 10/03/19 to be repurchased at USD 4,075,065, collateralized by Ford Motor Co., 4.35%, due at 12/08/26, par and fair value of USD 4,000,000 and $4,021,761, respectively)	USD	4,070	4,070,000
BNP Paribas SA, 1.60%, Open (Purchased on 08/19/19 to be repurchased at USD 4,652,388, collateralized by Virgin Media Secured Finance plc, 5.50%, due at 05/15/29, par and fair value of USD 4,500,000 and $4,781,250, respectively)		4,635	4,635,000
BNP Paribas SA, 1.60%, Open (Purchased on 10/28/19 to be repurchased at USD 1,264,981, collateralized by EQT Corp., 4.88%, due at 11/15/21, par and fair value of USD 1,225,000 and $1,253,568, respectively)		1,265	1,264,813
BNP Paribas SA, 1.65%, Open (Purchased on 10/24/19 to be repurchased at USD 3,286,277, collateralized by Kraft Heinz Foods Co., 5.00%, due at 07/15/35, par and fair value of USD 3,060,000 and $3,324,536, respectively)		3,286	3,285,675
BNP Paribas SA, 1.70%, Open (Purchased on 10/18/19 to be repurchased at USD 6,756,631, collateralized by U.S. Treasury Notes, 1.63%, due at 08/15/29, par and fair value of USD 6,820,000 and $6,779,240, respectively)		6,752	6,751,800
BNP Paribas SA, 1.74%, Open (Purchased on 10/04/19 to be repurchased at USD 3,067,357, collateralized by U.S. Treasury Bonds, 2.88%, due at 05/15/49, par and fair value of USD 2,550,000 and $2,938,277, respectively)		3,063	3,063,188

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
BNP Paribas SA, 1.80%, Open (Purchased on 10/21/19 to be repurchased at USD 2,473,874, collateralized by U.S. Treasury Notes, 1.75%, due at 07/31/24, par and fair value of USD 2,445,000 and $2,469,737, respectively)	USD	2,473	$2,472,506
BNP Paribas SA, 1.80%, Open (Purchased on 10/02/19 to be repurchased at USD 3,934,793, collateralized by U.S. Treasury Notes, 1.75%, due at 07/15/22, par and fair value of USD 3,890,000 and $3,912,944, respectively)		3,929	3,928,900
BNP Paribas SA, 1.82%, Open (Purchased on 09/24/19 to be repurchased at USD 2,972,819, collateralized by U.S. Treasury Notes, 1.75%, due at 07/31/21, par and fair value of USD 2,960,000 and $2,969,019, respectively)		2,967	2,967,400
Citigroup Global Markets, Inc., 1.55%, Open (Purchased on 09/26/19 to be repurchased at USD 9,460,785, collateralized by Sprint Capital Corp., 6.88%, due at 11/15/28, par and fair value of USD 8,520,000 and $9,284,074, respectively)		9,447	9,446,550
Citigroup Global Markets, Inc., 1.80%, Open (Purchased on 08/21/19 to be repurchased at USD 6,101,442, collateralized by Walgreens Boots Alliance, Inc., 3.45%, due at 06/01/26, par and fair value of USD 5,839,000 and $6,053,327, respectively)		6,080	6,079,859
Citigroup Global Markets, Inc., 1.80%, Open (Purchased on 08/26/19 to be repurchased at USD 7,277,687, collateralized by Continental Resources, Inc., 4.38%, due at 01/15/28, par and fair value of USD 7,000,000 and $7,213,059, respectively)		7,254	7,253,750
Credit Suisse Securities USA LLC, 0.00%, Open (Purchased on 10/31/19 to be repurchased at USD 5,681,250, collateralized by Johnson & Johnson, 3.75%, due at 03/03/47, par and fair value of USD 5,000,000 and $5,721,849, respectively)		5,681	5,681,250
Credit Suisse Securities USA LLC, 1.25%, Open (Purchased on 10/24/19 to be repurchased at USD 951,481, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 6.00%, due at 04/15/24, par and fair value of USD 1,000,000 and $937,500, respectively)		951	951,250

27

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Credit Suisse Securities USA LLC, 1.60%, Open (Purchased on 10/07/19 to be repurchased at USD 5,806,444, collateralized by Johnson & Johnson, 3.75%, due at 03/03/47, par and fair value of USD 5,000,000 and $5,721,849, respectively)	USD	5,800	$5,800,000
Credit Suisse Securities USA LLC, 1.60%, Open (Purchased on 05/06/19 to be repurchased at USD 11,632,038, collateralized by Fox Corp., 5.58%, due at 01/25/49, par and fair value of USD 10,000,000 and $12,559,226, respectively)		11,513	11,512,500
Goldman Sachs International, (7.00)%, Open (Purchased on 10/25/19 to be repurchased at EUR 4,693,146, collateralized by Casino Guichard Perrachon SA, 5.24%, due at 03/09/20, par and fair value of EUR 4,500,000 and $5,069,038, respectively)	EUR	4,696	5,237,320
Goldman Sachs International, (1.70)%, Open (Purchased on 10/23/19 to be repurchased at EUR 2,192,505, collateralized by ProGroup AG, 3.00%, due at 03/31/26, par and fair value of EUR 2,200,000 and $2,394,497, respectively)		2,193	2,446,225
Goldman Sachs International, (1.70)%, Open (Purchased on 08/22/19 to be repurchased at EUR 939,225, collateralized by Faurecia SE, 2.63%, due at 06/15/25, par and fair value of EUR 900,000 and $1,029,432, respectively)		942	1,050,787
Goldman Sachs International, (1.45)%, Open (Purchased on 06/06/19 to be repurchased at EUR 1,686,068, collateralized by Starfruit Finco BV, 6.50%, due at 10/01/26, par and fair value of EUR 1,700,000 and $1,912,600, respectively)		1,695	1,890,967
Goldman Sachs International, (1.10)%, Open (Purchased on 10/24/19 to be repurchased at EUR 2,185,917, collateralized by eircom Finance DAC, 1.75%, due at 11/01/24, par and fair value of EUR 2,200,000 and $2,439,846, respectively)		2,186	2,438,251
Goldman Sachs International, (0.90)%, Open (Purchased on 08/22/19 to be repurchased at EUR 268,941, collateralized by Lincoln Financing SARL, 3.63%, due at 04/01/24, par and fair value of EUR 259,000 and $294,430, respectively)		269	300,417

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc, (3.60)%, Open (Purchased on 07/18/19 to be repurchased at GBP 301,018, collateralized by Arrow Global Finance plc, 5.13%, due at 09/15/24, par and fair value of GBP 300,000 and $388,380, respectively)	GBP	304	$393,945
J.P. Morgan Securities plc, (3.20)%, Open (Purchased on 07/09/19 to be repurchased at EUR 1,039,930, collateralized by INEOS Group Holdings SA, 5.38%, due at 08/01/24, par and fair value of EUR 1,000,000 and $1,139,703, respectively)	EUR	1,050	1,171,231
J.P. Morgan Securities plc, (2.75)%, Open (Purchased on 10/08/19 to be repurchased at EUR 287,222, collateralized by Maxeda DIY Holding BV, 6.13%, due at 07/15/22, par and fair value of EUR 300,000 and $318,421, respectively)		288	320,902
J.P. Morgan Securities plc, (2.60)%, Open (Purchased on 10/30/19 to be repurchased at EUR 1,420,803, collateralized by Iliad SA, 1.88%, due at 04/25/25, par and fair value of EUR 1,400,000 and $1,563,197, respectively)		1,421	1,584,736
J.P. Morgan Securities plc, (2.60)%, Open (Purchased on 10/03/19 to be repurchased at EUR 1,372,552, collateralized by Maxeda DIY Holding BV, 6.13%, due at 07/15/22, par and fair value of EUR 1,400,000 and $1,485,966, respectively)		1,375	1,533,909
J.P. Morgan Securities plc, (1.65)%, Open (Purchased on 10/25/19 to be repurchased at EUR 1,325,029, collateralized by Gestamp Funding Luxembourg SA, 3.50%, due at 05/15/23, par and fair value of EUR 1,300,000 and $1,465,041, respectively)		1,325	1,478,076
J.P. Morgan Securities plc, (1.65)%, Open (Purchased on 10/25/19 to be repurchased at EUR 1,325,029, collateralized by Gestamp Funding Luxembourg SA, 3.50%, due at 05/15/23, par and fair value of EUR 1,300,000 and $1,465,041, respectively)		1,325	1,478,076
J.P. Morgan Securities plc, (1.35)%, Open (Purchased on 10/25/19 to be repurchased at EUR 1,626,106, collateralized by Faurecia SE, 2.63%, due at 06/15/25, par and fair value of EUR 1,550,000 and $1,772,912, respectively)		1,626	1,813,868

28

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc, (1.15)%, Open (Purchased on 01/23/19 to be repurchased at EUR 1,885,371, collateralized by Gestamp Automocion SA, 3.25%, due at 04/30/26, par and fair value of EUR 2,150,000 and $2,348,753, respectively)	EUR	1,901	$2,120,131
J.P. Morgan Securities plc, (1.10)%, Open (Purchased on 10/25/19 to be repurchased at EUR 1,684,791, collateralized by Faurecia SE, 3.63%, due at 06/15/23, par and fair value of EUR 1,650,000 and $1,872,449, respectively)		1,685	1,879,277
J.P. Morgan Securities plc, (1.10)%, Open (Purchased on 01/24/19 to be repurchased at EUR 2,471,789, collateralized by Valeo SA, 3.25%, due at 01/22/24, par and fair value of EUR 2,300,000 and $2,884,987, respectively)		2,491	2,778,163
J.P. Morgan Securities plc, (1.05)%, Open (Purchased on 05/21/19 to be repurchased at EUR 2,790,026, collateralized by INEOS Finance plc, 2.88%, due at 05/01/26, par and fair value of EUR 2,800,000 and $3,083,804, respectively)		2,802	3,125,076
J.P. Morgan Securities plc, (1.00)%, Open (Purchased on 10/30/19 to be repurchased at EUR 4,465,677, collateralized by Eni SpA, 3.63%, due at 01/29/29, par and fair value of EUR 3,415,000 and $4,858,685, respectively)		4,466	4,980,708
J.P. Morgan Securities plc, (0.95)%, Open (Purchased on 01/10/19 to be repurchased at EUR 5,503,084, collateralized by Danske Bank A/S, 5.87%, par and fair value of EUR 5,400,000 and $6,418,908, respectively)		5,541	6,180,052
J.P. Morgan Securities plc, (0.95)%, Open (Purchased on 01/15/19 to be repurchased at EUR 3,494,438, collateralized by Raiffeisen Bank International AG, 6.00%, due at 10/16/23, par and fair value of EUR 3,000,000 and $4,025,372, respectively)		3,518	3,924,030
J.P. Morgan Securities plc, (0.90)%, Open (Purchased on 05/23/19 to be repurchased at EUR 2,168,388, collateralized by Lincoln Financing SARL, 3.63%, due at 04/01/24, par and fair value of EUR 2,186,000 and $2,485,037, respectively)		2,176	2,426,924
J.P. Morgan Securities plc, (0.85)%, Open (Purchased on 07/09/19 to be repurchased at EUR 3,325,382, collateralized by INEOS Finance plc, 2.88%, due at 05/01/26, par and fair value of EUR 3,300,000 and $3,634,484, respectively)		3,333	3,717,550

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc, (0.83)%, Open (Purchased on 07/09/19 to be repurchased at EUR 5,870,133, collateralized by Orange SA, 2.38%, par and fair value of EUR 5,600,000 and $6,548,958, respectively)	EUR	5,884	$6,561,995
J.P. Morgan Securities plc, (0.75)%, Open (Purchased on 10/11/19 to be repurchased at GBP 4,621,363, collateralized by Virgin Media Secured Finance plc, 4.25%, due at 01/15/30, par and fair value of GBP 4,600,000 and $5,991,561, respectively)	GBP	4,623	5,988,403
Merrill Lynch International, (1.45)%, Open (Purchased on 05/09/19 to be repurchased at EUR 1,516,555, collateralized by Starfruit Finco BV, 6.50%, due at 10/01/26, par and fair value of EUR 1,500,000 and $1,687,588, respectively)	EUR	1,526	1,702,394
Merrill Lynch International, (1.45)%, Open (Purchased on 03/22/19 to be repurchased at EUR 2,882,422, collateralized by Starfruit Finco BV, 6.50%, due at 10/01/26, par and fair value of EUR 2,800,000 and $3,150,165, respectively)		2,906	3,241,508
RBC Capital Markets, LLC, (0.50)%, Open (Purchased on 10/25/19 to be repurchased at USD 8,201,107, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 6.75%, due at 03/01/28, par and fair value of USD 9,050,000 and $8,172,150, respectively)	USD	8,202	8,201,563
RBC Capital Markets, LLC, 1.25%, Open (Purchased on 10/03/19 to be repurchased at USD 14,024,597, collateralized by Ford Motor Co., 4.35%, due at 12/08/26, par and fair value of USD 13,770,000 and $13,844,910, respectively)		14,011	14,010,975
RBC Capital Markets, LLC, 1.25%, Open (Purchased on 10/18/19 to be repurchased at USD 3,050,540, collateralized by SM Energy Co., 6.75%, due at 09/15/26, par and fair value of USD 3,500,000 and $3,001,250, respectively)		3,049	3,049,375
RBC Capital Markets, LLC, 1.60%, Open (Purchased on 10/03/19 to be repurchased at USD 4,370,432, collateralized by Uber Technologies, Inc., 7.50%, due at 09/15/27, par and fair value of USD 4,500,000 and $4,432,500, respectively)		4,365	4,365,000

29

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
RBC Capital Markets, LLC, 1.60%, Open (Purchased on 10/01/19 to be repurchased at USD 5,758,865, collateralized by Johnson & Johnson, 3.75%, due at 03/03/47, par and fair value of USD 5,000,000 and $5,721,849, respectively)	USD	5,750	$5,750,000
RBC Capital Markets, LLC, 1.60%, Open (Purchased on 10/01/19 to be repurchased at USD 5,439,623, collateralized by CVS Health Corp., 4.30%, due at 03/25/28, par and fair value of USD 5,000,000 and $5,438,185, respectively)		5,431	5,431,250
RBC Capital Markets, LLC, 1.60%, Open (Purchased on 10/22/19 to be repurchased at USD 6,143,456, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 2.80%, due at 07/21/23, par and fair value of USD 6,900,000 and $5,985,750, respectively)		6,141	6,141,000
RBC Capital Markets, LLC, 1.60%, Open (Purchased on 09/04/19 to be repurchased at USD 2,598,213, collateralized by Mattel, Inc., 6.75%, due at 12/31/25, par and fair value of USD 2,500,000 and $2,609,375, respectively)		2,591	2,590,625
RBC Capital Markets, LLC, 1.60%, Open (Purchased on 09/27/19 to be repurchased at USD 6,323,981, collateralized by Panther BF Aggregator 2 LP, 8.50%, due at 05/15/27, par and fair value of USD 6,000,000 and $6,045,000, respectively)		6,315	6,315,000
RBC Capital Markets, LLC, 1.60%, Open (Purchased on 10/10/19 to be repurchased at USD 11,660,873, collateralized by Bristol- Myers Squibb Co., 4.25%, due at 10/26/49, par and fair value of USD 10,000,000 and $11,694,754, respectively)		11,650	11,650,000
RBC Capital Markets, LLC, 1.60%, Open (Purchased on 10/01/19 to be repurchased at USD 5,495,960, collateralized by Discovery Communications LLC, 5.20%, due at 09/20/47, par and fair value of USD 5,000,000 and $5,467,780, respectively)		5,488	5,487,500

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
RBC Europe Ltd., (2.00)%, Open (Purchased on 10/28/19 to be repurchased at EUR 2,003,305, collateralized by Gestamp Funding Luxembourg SA, 3.50%, due at 05/15/23, par and fair value of EUR 1,950,000 and $2,197,562, respectively)	EUR	2,004	$2,234,534

Total Borrowed Bond Agreements — 13.5% (Cost: $316,143,924)			316,429,913

		Shares

Money Market Funds — 0.7%(u)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.70%*		13,856,775	13,856,775
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 1.58%		1,827,344	1,827,344

Total Money Market Funds — 0.7% (Cost: $15,684,119)			15,684,119

Total Short-Term Securities — 14.2% (Cost: $331,828,043)			332,114,032

Total Options Purchased — 0.2% (Cost: $10,345,869)			5,379,642

Total Investments Before Options Written, Borrowed Bonds and Investments Sold Short — 116.0% (Cost: 2,761,201,656)			2,711,365,915

Total Options Written — (0.0)% (Premiums Received — $1,955,242)			(835,747)

		Par (000)

Borrowed Bonds — (13.3)%

Corporate Bonds — (12.5)%
Austria — (0.2)%
Raiffeisen Bank International AG, 6.00%, 10/16/23		3,500	(4,696,267)

Belgium — (0.4)%
Telenet Finance Luxembourg Notes SARL:
3.50%, 03/01/28		2,800	(3,395,739)
5.50%, 03/01/28(a)	USD	5,200	(5,530,200)

			(8,925,939)

Canada — (0.1)%
Bombardier, Inc., 7.88%, 04/15/27(a)		2,000	(1,885,000)

Denmark — (0.3)%
Danske Bank A/S, (EUR Swap Annual 7 Year + 5.47%), 5.87%(b)(g)	EUR	5,400	(6,418,908)

France — (1.2)%
Casino Guichard Perrachon SA, 5.24%, 03/09/20(d)		4,500	(5,069,038)
Elis SA, 1.63%, 04/03/28		3,800	(4,218,441)
Faurecia SE:
2.63%, 06/15/25		2,450	(2,802,344)
3.63%, 06/15/23		3,850	(4,369,048)

30

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
Iliad SA, 1.88%, 04/25/25	EUR	1,400	$(1,563,197)
Orange SA, (EUR Swap Annual 5 Year + 2.36%), 2.38%(b)(g)		5,600	(6,548,958)
Valeo SA, 3.25%, 01/22/24		2,800	(3,512,158)

			(28,083,184)

Germany — (0.3)%
Merck KGaA, (EURIBOR Swap Rate 5 Year + 1.95%), 1.62%, 06/25/79(b)		3,500	(3,988,195)
ProGroup AG, 3.00%, 03/31/26		3,300	(3,591,746)

			(7,579,941)

Ireland — (0.2)%
eircom Finance DAC, 1.75%, 11/01/24		4,700	(5,212,398)

Israel — (0.6)%
Teva Pharmaceutical Finance Netherlands III BV:
2.80%, 07/21/23	USD	6,900	(5,985,750)
6.00%, 04/15/24		1,000	(937,500)
6.75%, 03/01/28		9,050	(8,172,150)

			(15,095,400)

Italy — (0.2)%
Eni SpA, 3.63%, 01/29/29	EUR	3,415	(4,858,685)

Luxembourg — (1.0)%
INEOS Finance plc, 2.88%, 05/01/26		11,600	(12,775,761)
INEOS Group Holdings SA, 5.38%, 08/01/24		3,200	(3,647,049)
Intelsat Connect Finance SA, 9.50%, 02/15/23(a)	USD	3,895	(3,613,002)
Intelsat Luxembourg SA, 8.13%, 06/01/23		2,870	(2,401,831)

			(22,437,643)

Netherlands — (0.7)%
Lincoln Financing SARL, 3.63%, 04/01/24	EUR	5,500	(6,252,380)
Maxeda DIY Holding BV, 6.13%, 07/15/22		2,600	(2,759,651)
Starfruit Finco BV, 6.50%, 10/01/26		7,000	(7,875,412)

			(16,887,443)

Spain — (0.9)%
Banco Bilbao Vizcaya Argentaria SA, 3.50%, 02/10/27		7,000	(9,111,807)
Gestamp Automocion SA, 3.25%, 04/30/26		6,500	(7,100,880)
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23		4,550	(5,127,644)

			(21,340,331)

United Kingdom — (0.8)%
Arrow Global Finance plc, 5.13%, 09/15/24	GBP	2,653	(3,434,570)
Royal Bank of Scotland Group plc, (USD Swap Semi 5 Year + 5.72%), 8.00%(b)(g)	USD	2,900	(3,316,875)
Virgin Media Secured Finance plc:
4.25%, 01/15/30	GBP	4,600	(5,991,561)
5.50%, 05/15/29(a)	USD	4,500	(4,781,250)

			(17,524,256)

United States — (5.6)%
Amgen, Inc., 4.56%, 06/15/48		5,000	(5,747,000)
Bristol-Myers Squibb Co., 4.25%, 10/26/49(a)		10,000	(11,694,754)

Security		Par (000)	Value

United States (continued)
Continental Resources, Inc., 4.38%, 01/15/28	USD	7,000	$(7,213,059)
CVS Health Corp., 4.30%, 03/25/28		5,000	(5,438,185)
Discovery Communications LLC, 5.20%, 09/20/47		5,000	(5,467,780)
EQT Corp., 4.88%, 11/15/21		1,225	(1,253,568)
Ford Motor Co., 4.35%, 12/08/26		17,770	(17,866,671)
Fox Corp., 5.58%, 01/25/49(a)		10,000	(12,559,226)
International Game Technology plc, 3.50%, 06/15/26	EUR	5,125	(6,066,012)
Johnson & Johnson, 3.75%, 03/03/47	USD	10,000	(11,443,698)
Kraft Heinz Foods Co.:
4.88%, 10/01/49		2,500	(2,580,804)
5.00%, 07/15/35		10,000	(10,864,496)
Mattel, Inc., 6.75%, 12/31/25(a)		2,500	(2,609,375)
Panther BF Aggregator 2 LP, 8.50%, 05/15/27(a)		6,000	(6,045,000)
SM Energy Co.:
5.63%, 06/01/25		750	(635,640)
6.75%, 09/15/26		3,500	(3,001,250)
Sprint Capital Corp., 6.88%, 11/15/28		8,520	(9,284,074)
Uber Technologies, Inc., 7.50%, 09/15/27(a)		4,500	(4,432,500)
Walgreens Boots Alliance, Inc., 3.45%, 06/01/26		5,839	(6,053,327)

			(130,256,419)

Total Corporate Bonds — (12.5)% (Proceeds: $281,645,747)			(291,201,814)

U.S. Treasury Obligations — (0.8)%

United States — (0.8)%
U.S. Treasury Bonds, 2.88%, 05/15/49		2,550	(2,938,277)
U.S. Treasury Notes:
1.63%, 08/15/29		6,820	(6,779,240)
1.75%, 07/31/24		2,445	(2,469,736)
1.75%, 07/15/22		3,890	(3,912,945)
1.75%, 07/31/21		2,960	(2,969,019)

			(19,069,217)

Total U.S. Treasury Obligations — (0.8)% (Proceeds: $19,128,305)			(19,069,217)

Total Borrowed Bonds — (13.3)% (Proceeds: $300,774,052)			(310,271,031)

Investments Sold Short — (1.0)%

Corporate Bonds — (0.2)%

Ireland — (0.1)%
eircom Finance DAC, 2.63%, 02/15/27	EUR	2,250	(2,505,159)

United States — (0.1)%
EQT Corp., 4.88%, 11/15/21	USD	1,225	(1,253,568)
Uber Technologies, Inc., 7.50%, 09/15/27(a)		500	(492,500)

			(1,746,068)

Total Corporate Bonds — (0.2)% (Proceeds: $4,219,019)			(4,251,227)

31

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations — (0.8)%
U.S. Treasury Bonds, 2.88%, 05/15/49 USD	8,665	$(9,984,382)
U.S. Treasury Notes, 1.50%, 10/31/24	9,885	(9,874,574)

Total U.S. Treasury Obligations — (0.8)% (Proceeds: $19,586,012)		(19,858,956)

Value

Total Investments Sold Short — (1.0)% (Proceeds: $23,805,031)	$(24,110,183)

Total Investments Net of Options Written, Borrowed Bonds and Investments Sold Short — 101.7% (Cost: $2,434,667,331)	2,376,148,954

Liabilities in Excess of Other Assets — (1.7)%	(40,224,230)

Net Assets — 100.0%	$2,335,924,724

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	Perpetual security with no stated maturity date.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Convertible security.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Variable rate security. Rate shown is the rate in effect as of period end.
(l)	Zero-coupon bond.
(m)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,717,540, representing 0.07% of its net assets as of period end, and an original cost of $1,637,360.

(n)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
(o)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(p)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(q)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)	Amount is less than 500.
(s)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(t)	The amount to be repurchased assumes the maturity will be the day after the period end.
(u)	Annualized 7-day yield as of period end.
*

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 07/31/19	Shares Purchased	Shares Sold	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	352,769,761	—	(338,912,986)	13,856,775	$13,856,775	$282,588	$—	$—
iShares iBoxx $ High Yield Corporate Bond ETF(c)	—	165,000	(165,000)	—	—	—	81,386	—

					$13,856,775	$282,588	$81,386	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.

32

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
BNP Paribas SA	2.20%	07/16/19	Open	$2,648,306	$2,667,984	Corporate Bonds	Open/Demand
BNP Paribas SA	2.20	08/15/19	Open	9,825,000	9,876,090	Corporate Bonds	Open/Demand
BNP Paribas SA	1.93	10/23/19	Open	5,999,350	6,002,245	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	1.95	10/25/19	Open	1,967,500	1,968,246	Corporate Bonds	Open/Demand
BNP Paribas SA	2.10	10/25/19	Open	1,632,500	1,633,167	Corporate Bonds	Open/Demand
BNP Paribas SA	1.90	10/28/19	Open	22,784,389	22,789,072	U.S. Treasury Obligations	Open/Demand

				$44,857,045	$44,936,804

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

33

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	31	12/06/19	$5,938	$31,085
EURO STOXX 50 Index	4	12/20/19	161	9,549
STOXX 600 Banks Index	10	12/20/19	75	908

				41,542

Short Contracts
Euro-Bobl	29	12/06/19	4,354	8,783
Euro-BTP	165	12/06/19	26,586	218,894
Euro-Schatz	4	12/06/19	500	2,718
U.S. Treasury 10 Year Note	281	12/19/19	36,613	115,891
U.S. Treasury 10 Year Ultra Note	93	12/19/19	13,216	168,746
U.S. Treasury Long Bond	60	12/19/19	9,683	199,588
Long Gilt	61	12/27/19	10,497	(84,032)
U.S. Treasury 2 Year Note	4	12/31/19	862	2,119
U.S. Treasury 5 Year Note	1	12/31/19	119	873

				633,580

				$675,122

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	8,455,000	USD	9,397,114	Bank of America NA	11/04/19	$32,748
EUR	518,754,580	USD	575,750,146	Citibank NA	11/05/19	2,859,445
EUR	62,865,000	USD	69,887,021	UBS AG	11/05/19	231,477
GBP	40,075,468	USD	51,613,195	Citibank NA	11/05/19	300,364
USD	5,113,131	EUR	4,580,000	State Street Bank and Trust Co.	11/05/19	4,681
GBP	7,000,000	USD	9,072,672	JPMorgan Chase Bank NA	12/04/19	3,247
USD	6,593,722	EUR	5,900,000	JPMorgan Chase Bank NA	12/04/19	708
USD	191,088	EUR	171,000	State Street Bank and Trust Co.	12/04/19	3
USD	1,020,398	HKD	7,997,268	Bank of America NA	12/12/19	8
GBP	4,660,000	EUR	5,294,696	Societe Generale SA	12/16/19	122,292
GBP	4,650,000	JPY	634,605,169	BNP Paribas SA	12/16/19	139,145
GBP	2,100,000	USD	2,692,876	UBS AG	12/16/19	31,319

						3,725,437

USD	4,003,765	EUR	3,596,000	Bank of America NA	11/05/19	(7,149)
USD	514,025	EUR	468,000	BNP Paribas SA	11/05/19	(7,975)
USD	571,498,952	EUR	518,754,580	Citibank NA	11/05/19	(7,110,639)
USD	21,593,607	EUR	19,441,000	Morgan Stanley & Co. International plc	11/05/19	(90,537)
USD	2,358,381	EUR	2,143,000	Standard Chartered Bank	11/05/19	(31,883)
USD	35,868,388	EUR	32,637,065	State Street Bank and Trust Co.	11/05/19	(534,412)
USD	49,705,202	GBP	40,075,468	Citibank NA	11/05/19	(2,208,357)
USD	9,415,674	EUR	8,455,000	Bank of America NA	12/04/19	(32,450)
USD	1,869,770	EUR	1,679,000	Canadian Imperial Bank of Commerce	12/04/19	(6,445)
USD	576,842,124	EUR	518,754,580	Citibank NA	12/04/19	(2,845,367)
USD	70,017,780	EUR	62,865,000	UBS AG	12/04/19	(231,343)
USD	55,959,449	GBP	43,394,122	Citibank NA	12/04/19	(303,630)
USD	249,052	EUR	223,938	Barclays Bank plc	12/12/19	(1,365)
USD	2,707,838	GBP	2,100,000	Morgan Stanley & Co. International plc	12/16/19	(16,357)

						(13,427,909)

	Net Unrealized Depreciation					$(9,702,472)

34

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Intel Corp.	1,250	11/01/19	USD	57.00	USD	7,066	$13,125
Intel Corp.	2,000	11/01/19	USD	58.00	USD	11,306	3,000
Altice Europe NV	6,667	11/15/19	EUR	5.00	EUR	3,420	293,710
iShares China Large-Cap ETF	3,250	11/15/19	USD	43.00	USD	13,374	27,625
S&P 500 Index	87	11/15/19	USD	3,100.00	USD	26,427	26,535
Walt Disney Co. (The)	850	11/15/19	USD	140.00	USD	11,043	40,375
Xilinx, Inc.	350	11/15/19	USD	100.00	USD	3,176	5,775
Xilinx, Inc.	750	11/15/19	USD	120.00	USD	6,806	4,875
Xilinx, Inc.	1,000	11/15/19	USD	105.00	USD	9,074	9,000
CBOE Volatility Index	850	11/20/19	USD	22.00	USD	1,124	27,625
Micron Technology, Inc.	650	11/22/19	USD	50.00	USD	3,091	45,175
iShares MSCI Emerging Markets ETF	1,750	11/29/19	USD	44.00	USD	7,452	35,000
QUALCOMM, Inc.	600	11/29/19	USD	89.00	USD	4,826	21,300
Micron Technology, Inc.	350	12/06/19	USD	51.00	USD	1,664	26,425
Altice Europe NV	6,667	12/20/19	EUR	6.00	EUR	3,420	104,100
American Airlines Group, Inc.	500	12/20/19	USD	34.00	USD	1,503	11,500
EURO STOXX 50 Index	42	12/20/19	EUR	3,800.00	EUR	1,514	2,412
Infineon Technologies AG	2,000	12/20/19	EUR	20.00	EUR	3,473	52,419
Lions Gate Entertainment Corp.	150	12/20/19	USD	15.00	USD	120	1,125
Lions Gate Entertainment Corp.	150	12/20/19	USD	10.00	USD	120	3,750
Lions Gate Entertainment Corp.	700	12/20/19	USD	12.50	USD	559	5,250
NXP Semiconductors NV	800	12/20/19	USD	120.00	USD	9,094	189,200
QUALCOMM, Inc.	1,000	12/20/19	USD	95.00	USD	8,044	15,000
S&P 500 Index	89	12/20/19	USD	3,100.00	USD	27,034	184,230
Xilinx, Inc.	1,500	12/20/19	USD	110.00	USD	13,611	45,750
Xilinx, Inc.	3,750	12/20/19	USD	115.00	USD	34,028	75,000
Infineon Technologies AG	1,250	01/17/20	EUR	21.00	EUR	2,171	16,032
Mylan NV	650	01/17/20	USD	25.00	USD	1,245	11,050
Mylan NV	1,000	01/17/20	USD	22.50	USD	1,915	52,000
Xilinx, Inc.	1,000	01/17/20	USD	115.00	USD	9,074	38,000
Xilinx, Inc.	1,000	01/17/20	USD	120.00	USD	9,074	22,500
Lions Gate Entertainment Corp.	1,000	03/20/20	USD	15.00	USD	799	17,500

							1,426,363

Put
Apple, Inc.	850	11/01/19	USD	220.00	USD	21,145	36,125
Invesco QQQ Trust, Series 1	1,500	11/01/19	USD	193.00	USD	29,562	7,500
iShares iBoxx $ High Yield Corporate Bond ETF	850	11/01/19	USD	86.00	USD	7,379	2,125
SPDR S&P 500 ETF Trust	3,500	11/01/19	USD	299.00	USD	106,166	26,250
VanEck Vectors Semiconductor ETF	500	11/01/19	USD	115.00	USD	6,375	1,000
VanEck Vectors Semiconductor ETF	500	11/01/19	USD	113.00	USD	6,375	2,750
Invesco QQQ Trust, Series 1	500	11/08/19	USD	185.00	USD	9,854	4,500
Invesco QQQ Trust, Series 1	850	11/08/19	USD	187.00	USD	16,752	10,625
iShares iBoxx $ High Yield Corporate Bond ETF	850	11/08/19	USD	85.50	USD	7,379	5,950
SPDR S&P 500 ETF Trust	500	11/08/19	USD	292.00	USD	15,167	8,750
VanEck Vectors Semiconductor ETF	500	11/08/19	USD	118.00	USD	6,375	3,750
Alibaba Group Holding Ltd.	925	11/15/19	USD	155.00	USD	16,342	20,813
Altice Europe NV	1,774	11/15/19	EUR	4.50	EUR	910	20,775
Broadcom, Inc.	300	11/15/19	USD	250.00	USD	8,786	3,000
Cardinal Health, Inc.	1,350	11/15/19	USD	42.50	USD	6,676	20,250
Casino Guichard Perrachon SA	1,325	11/15/19	EUR	35.00	EUR	6,409	37,683
CommScope Holding Co., Inc.	150	11/15/19	USD	15.00	USD	168	57,750
CommScope Holding Co., Inc.	900	11/15/19	USD	10.00	USD	1,008	38,250
DaVita, Inc.	750	11/15/19	USD	47.50	USD	4,395	13,125
EURO STOXX 50 Index	535	11/15/19	EUR	3,600.00	EUR	19,284	181,691
EURO STOXX Bank Index	3,005	11/15/19	EUR	82.50	EUR	13,503	25,136
iShares iBoxx $ High Yield Corporate Bond ETF	850	11/15/19	USD	85.00	USD	7,379	6,800
iShares iBoxx $ High Yield Corporate Bond ETF	2,000	11/15/19	USD	87.00	USD	17,362	126,000
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,500	11/15/19	USD	126.00	USD	19,157	18,750
Netflix, Inc.	150	11/15/19	USD	225.00	USD	4,311	3,375
Netflix, Inc.	150	11/15/19	USD	230.00	USD	4,311	4,575
S&P 500 Index	112	11/15/19	USD	2,950.00	USD	34,021	77,280

35

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
S&P 500 Index	157	11/15/19	USD	3,000.00	USD	47,690	$215,875
SPDR S&P 500 ETF Trust	1,000	11/15/19	USD	285.00	USD	30,333	24,500
SPDR S&P 500 ETF Trust	1,000	11/15/19	USD	274.00	USD	30,333	10,500
Sprint Corp.	1,250	11/15/19	USD	6.00	USD	776	25,625
U.S. Treasury 10 Year Note	170	11/22/19	USD	128.00	USD	17,000	5,313
U.S. Treasury 10 Year Note	400	11/22/19	USD	128.50	USD	40,000	25,000
U.S. Treasury 10 Year Note	400	11/22/19	USD	129.00	USD	40,000	50,000
VanEck Vectors Semiconductor ETF	500	11/22/19	USD	122.00	USD	6,375	51,250
iShares iBoxx $ High Yield Corporate Bond ETF	750	12/06/19	USD	86.50	USD	6,511	51,000
iShares Russell 2000 ETF	500	12/06/19	USD	150.00	USD	7,773	63,000
Belden, Inc.	200	12/20/19	USD	45.00	USD	1,026	14,500
Broadcom, Inc.	150	12/20/19	USD	260.00	USD	4,393	48,750
EURO STOXX 50 Index	535	12/20/19	EUR	3,550.00	EUR	19,284	281,039
Ford Motor Co.	1,500	12/20/19	USD	8.00	USD	1,289	17,250
General Electric Co.	1,250	12/20/19	USD	7.00	USD	1,248	1,875
Intelsat SA	500	12/20/19	USD	19.00	USD	1,278	51,000
Intelsat SA	1,700	12/20/19	USD	16.00	USD	4,345	89,250
Invesco QQQ Trust, Series 1	500	12/20/19	USD	155.00	USD	9,854	7,250
Netflix, Inc.	100	12/20/19	USD	275.00	USD	2,874	79,250
S&P 500 Index	112	12/20/19	USD	3,000.00	USD	34,021	461,440
Teva Pharmaceutical Industries Ltd.	500	12/20/19	USD	6.00	USD	408	9,250
Broadcom, Inc.	200	01/17/20	USD	200.00	USD	5,857	11,000
Intelsat SA	250	01/17/20	USD	16.00	USD	639	22,500
Intelsat SA	250	01/17/20	USD	15.00	USD	639	18,750
Invesco Senior Loan ETF	6,100	01/17/20	USD	22.00	USD	13,670	91,500
SM Energy Co.	350	01/17/20	USD	5.00	USD	274	6,125
Sprint Corp.	1,500	01/17/20	USD	6.00	USD	932	80,250
U.S. Treasury 10 Year Note	100	01/24/20	USD	128.50	USD	10,000	37,500
Sprint Corp.	1,000	03/20/20	USD	6.00	USD	621	92,000
Teva Pharmaceutical Industries Ltd.	500	03/20/20	USD	6.00	USD	408	21,750
Teva Pharmaceutical Industries Ltd.	1,550	06/19/20	USD	5.00	USD	1,263	60,450

							2,789,320

							$4,215,683

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
SoftBank Group Corp.	Goldman Sachs International	643	12/12/19	JPY	4,000.00	JPY	2,694	$72,046

OTC Credit Default Swaptions Purchased

	Paid by the Fund		Received by the Fund
Description	Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)(a)		Value
Call
Bought Protection on 5-Year Credit Default Swap	1.00%	Quarterly	ITRAXX.EUR.Main.32. V1	Quarterly	JPMorgan Chase Bank NA	11/20/19	EUR	52.50	EUR	85,400	$115,346

Put
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	CDX.NA.HY.32.V2	Quarterly	Goldman Sachs International	11/20/19	USD	105.50	USD	15,000	13,961

36

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaptions Purchased (continued)

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Price	Notional Amount (000) (a)	Value
Description	Rate/Reference	Frequency	Rate/Reference	Frequency
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	CDX.NA.HY.33.V1	Quarterly	JPMorgan Chase Bank NA	12/18/19	USD 106.00	USD 15,000	$85,055
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	ITRAXX.EUR. CROSSOVER.32.V1	Quarterly	Barclays Bank plc	11/20/19	EUR 225.00	EUR 21,340	244,456
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	ITRAXX.EUR. CROSSOVER.32.V1	Quarterly	Barclays Bank plc	11/20/19	EUR 237.50	EUR 42,700	277,165
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	ITRAXX.EUR. CROSSOVER.32.V1	Quarterly	Citibank NA	11/20/19	EUR 250.00	EUR 74,300	280,352
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	ITRAXX.EUR. CROSSOVER.32.V1	Quarterly	JPMorgan Chase Bank NA	11/20/19	EUR 262.50	EUR 36,100	75,578

									976,567

									$1,091,913

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Intel Corp.	1,250	11/01/19	USD	58.50	USD	7,066	$(1,250)
Intel Corp.	2,000	11/01/19	USD	59.00	USD	11,306	(2,000)
Altice Europe NV	6,667	11/15/19	EUR	6.00	EUR	3,420	(48,332)
Walt Disney Co. (The)	850	11/15/19	USD	150.00	USD	11,043	(9,775)
Xilinx, Inc.	350	11/15/19	USD	110.00	USD	3,176	(4,550)
Xilinx, Inc.	750	11/15/19	USD	130.00	USD	6,806	(9,750)
Xilinx, Inc.	1,000	11/15/19	USD	115.00	USD	9,074	(16,000)
NXP Semiconductors NV	800	12/20/19	USD	130.00	USD	9,094	(38,800)
Xilinx, Inc.	750	12/20/19	USD	120.00	USD	6,806	(10,876)
Xilinx, Inc.	1,500	12/20/19	USD	125.00	USD	13,611	(19,500)

							(160,833)

Put
Invesco QQQ Trust, Series 1	1,500	11/01/19	USD	190.00	USD	29,562	(2,250)
iShares iBoxx $ High Yield Corporate Bond ETF	850	11/01/19	USD	84.00	USD	7,379	(2,550)
SPDR S&P 500 ETF Trust	3,500	11/01/19	USD	296.00	USD	106,166	(5,250)
VanEck Vectors Semiconductor ETF	500	11/01/19	USD	105.00	USD	6,375	(500)
Invesco QQQ Trust, Series 1	500	11/08/19	USD	176.00	USD	9,854	(1,500)
Invesco QQQ Trust, Series 1	850	11/08/19	USD	177.00	USD	16,752	(2,975)
iShares iBoxx $ High Yield Corporate Bond ETF	850	11/08/19	USD	83.00	USD	7,379	(3,400)
SPDR S&P 500 ETF Trust	500	11/08/19	USD	282.00	USD	15,167	(2,750)
VanEck Vectors Semiconductor ETF	500	11/08/19	USD	110.00	USD	6,375	(2,500)
Broadcom, Inc.	300	11/15/19	USD	220.00	USD	8,786	(1,500)
Cardinal Health, Inc.	850	11/15/19	USD	37.50	USD	4,203	(12,750)
EURO STOXX 50 Index	535	11/15/19	EUR	3,500.00	EUR	19,284	(47,735)
EURO STOXX Bank Index	3,005	11/15/19	EUR	75.00	EUR	13,503	(16,757)
iShares iBoxx $ High Yield Corporate Bond ETF	850	11/15/19	USD	81.00	USD	7,379	(2,125)
Netflix, Inc.	150	11/15/19	USD	190.00	USD	4,311	(1,350)
Netflix, Inc.	150	11/15/19	USD	185.00	USD	4,311	(1,950)

37

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
S&P 500 Index	90	11/15/19	USD	2,900.00	USD	27,338	$(32,850)
S&P 500 Index	112	11/15/19	USD	2,850.00	USD	34,021	(23,800)
SPDR S&P 500 ETF Trust	1,000	11/15/19	USD	268.00	USD	30,333	(6,500)
SPDR S&P 500 ETF Trust	1,000	11/15/19	USD	260.00	USD	30,333	(4,500)
VanEck Vectors Semiconductor ETF	500	11/22/19	USD	112.00	USD	6,375	(8,000)
iShares Russell 2000 ETF	500	12/06/19	USD	140.00	USD	7,773	(16,000)
Broadcom, Inc.	150	12/20/19	USD	240.00	USD	4,393	(19,875)
General Electric Co	1,250	12/20/19	USD	4.00	USD	1,248	(2,500)
Intelsat SA	500	12/20/19	USD	14.00	USD	1,278	(19,000)
Intelsat SA	1,700	12/20/19	USD	10.00	USD	4,345	(25,500)
Invesco QQQ Trust, Series 1	500	12/20/19	USD	140.00	USD	9,854	(2,250)
S&P 500 Index	112	12/20/19	USD	2,900.00	USD	34,021	(245,840)
Broadcom, Inc.	200	01/17/20	USD	150.00	USD	5,857	(3,000)
Intelsat SA	500	01/17/20	USD	10.00	USD	1,278	(13,750)

							(531,207)

							$(692,040)

OTC Credit Default Swaptions Written

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Credit Rating (a)	Exercise Price	Notional Amount (000) (b)		Value
Description	Rate/Reference	Frequency	Rate/Reference	Frequency
Put
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. CROSSOVER.32.V1	Quarterly	5.00%	Quarterly	Barclays Bank plc	11/20/19	NR	EUR 275.00	EUR	21,340	$(25,999)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. CROSSOVER.32.V1	Quarterly	5.00%	Quarterly	Barclays Bank plc	11/20/19	NR	EUR 287.50	EUR	42,700	(32,829)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. CROSSOVER.32.V1	Quarterly	5.00%	Quarterly	Citibank NA	11/20/19	NR	EUR 287.50	EUR	74,300	(57,124)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR. CROSSOVER.32.V1	Quarterly	5.00%	Quarterly	JPMorgan Chase Bank NA	11/20/19	NR	EUR 287.50	EUR	36,100	(27,755)

											$(143,707)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.33.V1	5.00%	Quarterly	12/20/24	USD	23,340	$(1,807,691)	$(1,342,225)	$(465,466)
CDX.NA.IG.33.V1	1.00%	Quarterly	12/20/24	USD	55,000	(1,268,172)	(1,072,003)	(196,169)
ITRAXX.EUR.CROSSOVER.32.V1	5.00%	Quarterly	12/20/24	EUR	18,980	(2,733,164)	(2,718,172)	(14,992)
ITRAXX.FINSR.32.V1	1.00%	Quarterly	12/20/24	EUR	31,680	(764,977)	(759,963)	(5,014)
ITRAXX.FINSUB.32.V1	1.00%	Quarterly	12/20/24	EUR	47,640	603,714	1,008,316	(404,602)

						$(5,970,290)	$(4,884,047)	$(1,086,243)

38

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.32.V1	1.00%	Quarterly	06/20/24	A	USD	45,000	$1,091,640	$915,520	$176,120
ITRAXX.EUR. CROSSOVER.31.V1	5.00%	Quarterly	06/20/24	CCC+	EUR	1,036	116,738	103,607	13,131

							$1,208,378	$1,019,127	$189,251

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.09%	Semi-Annual	3 month LIBOR	Quarterly	11/16/21	USD	6,000	$(242,338)	$—	$(242,338)
1.57%	Semi-Annual	3 month LIBOR	Quarterly	10/01/22	USD	38,000	(36,026)	—	(36,026)
3.15%	Semi-Annual	3 month LIBOR	Quarterly	11/16/23	USD	48,000	(3,590,150)	—	(3,590,150)
1.92%	Semi-Annual	3 month LIBOR	Quarterly	01/22/25	USD	4,230	(111,151)	—	(111,151)
2.66%	Semi-Annual	3 month LIBOR	Quarterly	02/28/29	USD	6,355	(601,114)	(66,181)	(534,933)
1.44%	Semi-Annual	3 month LIBOR	Quarterly	09/10/29	USD	33,540	555,213	—	555,213

							$(4,025,566)	$(66,181)	$(3,959,385)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Southwest Airlines Co.	1.00%	Quarterly	Credit Suisse International	12/20/19	USD	10,000	$(24,703)	$(4,468)	$(20,235)
Boparan Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/20	EUR	900	181,477	31,981	149,496
Casino Guichard Perrachon SA	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/20	EUR	500	(12,089)	1,641	(13,730)
Eskom Holdings SOC Ltd.	1.00%	Quarterly	Barclays Bank plc	12/20/20	USD	6,480	67,692	232,831	(165,139)
Mattel, Inc.	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	4,870	(32,895)	62,921	(95,816)
Mattel, Inc.	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	4,870	(32,895)	45,000	(77,895)
Altice Luxembourg SA	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/21	EUR	2,220	(178,974)	(125,141)	(53,833)
Boparan Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/21	EUR	770	282,190	175,602	106,588
Casino Guichard Perrachon SA	5.00%	Quarterly	Barclays Bank plc	06/20/21	EUR	2,700	(13,458)	67,486	(80,944)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/21	EUR	2,540	(71,590)	83,872	(155,462)
HP, Inc.	1.00%	Quarterly	Goldman Sachs International	06/20/21	USD	5,500	(81,260)	85,819	(167,079)
Staples, Inc.	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/21	USD	4,800	(354,994)	(76,145)	(278,849)
Boparan Finance plc	5.00%	Quarterly	Goldman Sachs International	12/20/21	EUR	1,030	420,966	262,510	158,456
TUI AG	5.00%	Quarterly	Credit Suisse International	12/20/21	EUR	4,250	(358,138)	(256,945)	(101,193)
TUI AG	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/21	EUR	2,130	(179,491)	(135,954)	(43,537)
Altice Luxembourg SA	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/22	EUR	2,480	(276,010)	(67,640)	(208,370)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/22	EUR	4,280	(104,779)	(11,218)	(93,561)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/22	EUR	6,610	(133,753)	(104,861)	(28,892)
Cable & Wireless International Finance BV	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	2,620	(477,145)	(364,580)	(112,565)
BAT International Finance plc	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	EUR	2,708	(47,670)	(1,241)	(46,429)
BAT International Finance plc	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	EUR	2,708	(47,670)	(8,716)	(38,954)
BAT International Finance plc	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	EUR	4,061	(71,486)	(1,850)	(69,636)
Cable & Wireless International Finance BV	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	2,115	(421,210)	(352,744)	(68,466)
Cable & Wireless International Finance BV	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	2,240	(446,022)	(392,068)	(53,954)

39

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cable & Wireless International Finance BV	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	EUR	2,170	$(432,084)	$(380,639)	$(51,445)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Credit Suisse International	12/20/23	EUR	5,140	(100,478)	364,721	(465,199)
Xerox Corp.	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	5,265	21,076	215,552	(194,476)
Allstate Corp. (The)	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	5,000	(194,202)	(173,950)	(20,252)
Altice Luxembourg SA	5.00%	Quarterly	Citibank NA	06/20/24	EUR	1,494	(188,134)	31,723	(219,857)
American International Group, Inc.	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	5,000	(87,152)	(74,749)	(12,403)
Apache Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,012	29,155	31,243	(2,088)
Apache Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,012	29,155	33,268	(4,113)
Apache Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,964	56,562	57,459	(897)
Apache Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,012	29,155	34,076	(4,921)
Banco Bilbao Vizcaya Argentaria SA	1.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	9,800	84,589	212,054	(127,465)
CBS Corp.	1.00%	Quarterly	Goldman Sachs International	06/20/24	USD	10,000	(168,994)	(67,821)	(101,173)
CMA CGM SA	5.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	720	259,853	158,020	101,833
CMA CGM SA	5.00%	Quarterly	Credit Suisse International	06/20/24	EUR	2,110	761,512	547,943	213,569
CMA CGM SA	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	2,500	902,266	645,542	256,724
ConocoPhillips	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	5,000	(123,215)	(115,805)	(7,410)
Devon Energy Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,013	(839)	10,895	(11,734)
Devon Energy Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,013	(839)	9,172	(10,011)
Devon Energy Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,013	(839)	5,711	(6,550)
Devon Energy Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,013	(839)	7,457	(8,296)
Halliburton Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,084	(12,951)	(5,680)	(7,271)
Halliburton Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,084	(12,951)	(4,727)	(8,224)
Halliburton Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	5,000	(59,758)	(63,433)	3,675
Halliburton Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	542	(6,476)	(2,848)	(3,628)
Halliburton Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,084	(12,951)	(6,172)	(6,779)
Halliburton Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	542	(6,476)	(2,844)	(3,632)
Hess Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,512	(157)	33,499	(33,656)
Hess Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,512	(157)	35,351	(35,508)
Hess Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,512	(157)	36,629	(36,786)
Hess Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,512	(157)	26,018	(26,175)
Intesa Sanpaolo SpA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	8,910	383,560	856,772	(473,212)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	1,488	(6,222)	58,210	(64,432)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Credit Suisse International	06/20/24	EUR	1,480	(6,189)	75,790	(81,979)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Credit Suisse International	06/20/24	EUR	992	(4,148)	38,807	(42,955)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Credit Suisse International	06/20/24	EUR	4,390	(18,357)	322,875	(341,232)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Credit Suisse International	06/20/24	EUR	1,330	(5,561)	102,092	(107,653)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	2,490	(10,412)	104,676	(115,088)
Kinder Morgan, Inc.	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	5,000	(84,992)	(68,555)	(16,437)
Ladbrokes Group Finance plc	1.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	1,488	8,272	44,112	(35,840)
Lowe’s Cos., Inc.	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	5,000	(173,979)	(130,680)	(43,299)
Mondelez International, Inc	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	5,000	(147,763)	(125,939)	(21,824)
Northrop Grumman Systems Corp.	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	5,000	(191,705)	(169,135)	(22,570)
Pfizer, Inc.	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	5,000	(180,297)	(157,703)	(22,594)
Republic of Italy	1.00%	Quarterly	Citibank NA	06/20/24	USD	2,450	4,260	98,829	(94,569)
Republic of South Africa	1.00%	Quarterly	Goldman Sachs International	06/20/24	USD	5,140	164,297	181,282	(16,985)
Staples, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/24	USD	2,000	(95,425)	31,724	(127,149)
Staples, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/24	USD	6,225	(297,011)	173,241	(470,252)
Staples, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/24	USD	1,000	(47,712)	31,163	(78,875)
Staples, Inc.	5.00%	Quarterly	Goldman Sachs International	06/20/24	USD	1,900	(90,654)	93,213	(183,867)
Sudzucker International Finance BV	1.00%	Quarterly	Barclays Bank plc	06/20/24	EUR	3,700	962	70,588	(69,626)

40

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Sudzucker International Finance BV	1.00%	Quarterly	Citibank NA	06/20/24	EUR	3,750	$975	$71,274	$(70,299)
TDC A/S	1.00%	Quarterly	Credit Suisse International	06/20/24	EUR	2,483	3,981	40,190	(36,209)
TDC A/S	1.00%	Quarterly	Credit Suisse International	06/20/24	EUR	2,450	3,927	43,052	(39,125)
TWDC Enterprises 18 Corp.	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	6,300	(240,738)	(221,280)	(19,458)
TWDC Enterprises 18 Corp.	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	6,300	(240,738)	(226,321)	(14,417)
United Mexican States	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	9,930	(88,225)	112,292	(200,517)
UPC Holding BV	5.00%	Quarterly	Bank of America NA	06/20/24	EUR	120	(25,104)	(27,517)	2,413
UPC Holding BV	5.00%	Quarterly	Bank of America NA	06/20/24	EUR	520	(108,784)	(119,238)	10,454
UPC Holding BV	5.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	39	(8,206)	(9,088)	882
UPC Holding BV	5.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	1,024	(214,239)	(237,249)	23,010
UPC Holding BV	5.00%	Quarterly	Citibank NA	06/20/24	EUR	5,000	(1,045,998)	(970,315)	(75,683)
UPC Holding BV	5.00%	Quarterly	Citibank NA	06/20/24	EUR	2,480	(518,815)	(468,626)	(50,189)
UPC Holding BV	5.00%	Quarterly	Credit Suisse International	06/20/24	EUR	4,960	(1,037,630)	(1,086,728)	49,098
UPC Holding BV	5.00%	Quarterly	Credit Suisse International	06/20/24	EUR	4,960	(1,037,630)	(1,084,681)	47,051
UPC Holding BV	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	220	(46,024)	(48,284)	2,260
UPC Holding BV	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	EUR	900	(188,279)	(207,203)	18,924
Altice France SA	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	EUR	10,870	(1,761,441)	(1,570,639)	(190,802)
Apache Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	2,500	106,171	102,086	4,085
Ardagh Packaging Finance plc	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	9,590	(1,615,863)	(1,619,457)	3,594
Ardagh Packaging Finance plc	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	EUR	1,400	(235,892)	(216,235)	(19,657)
Ardagh Packaging Finance plc	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	EUR	1,300	(219,043)	(200,790)	(18,253)
Auchan Holding SA	1.00%	Quarterly	Goldman Sachs International	12/20/24	EUR	2,650	111,729	103,679	8,050
Auchan Holding SA	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	EUR	4,090	172,442	181,515	(9,073)
Avnet, Inc.	1.00%	Quarterly	Citibank NA	12/20/24	USD	4,300	(9,939)	10,330	(20,269)
BMW Finance NV	1.00%	Quarterly	Citibank NA	12/20/24	EUR	9,960	(246,604)	(264,784)	18,180
Cardinal Health, Inc.	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	4,375	52,781	65,983	(13,202)
Caterpillar, Inc.	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	3,000	(96,676)	(83,806)	(12,870)
Caterpillar, Inc.	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	12,650	(407,651)	(334,293)	(73,358)
CenturyLink, Inc.	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	4,330	301,148	362,646	(61,498)
Daimler AG	1.00%	Quarterly	Barclays Bank plc	12/20/24	EUR	9,960	(232,450)	(191,488)	(40,962)
Deutsche Bank AG	1.00%	Quarterly	Citibank NA	12/20/24	EUR	6,940	823,436	926,335	(102,899)
Devon Energy Corp.	1.00%	Quarterly	BNP Paribas SA	12/20/24	USD	2,250	13,956	11,789	2,167
Devon Energy Corp.	1.00%	Quarterly	BNP Paribas SA	12/20/24	USD	2,250	13,956	23,502	(9,546)
Devon Energy Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	718	4,456	9,237	(4,781)
Devon Energy Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	1,782	11,050	32,036	(20,986)
Fiat Chrysler Automobiles NV	5.00%	Quarterly	Bank of America NA	12/20/24	EUR	4,450	(987,793)	(902,660)	(85,133)
Financial Guaranty Insurance Company	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	800	22,928	25,216	(2,288)
Ford Motor Co.	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	6,900	(1,003,050)	(890,922)	(112,128)
Ford Motor Co.	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	USD	1,100	(159,907)	(131,934)	(27,973)
General Electric Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	7,825	56,585	151,792	(95,207)
General Motors Co.	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	2,411	(444,740)	(430,302)	(14,438)
General Motors Co.	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	2,713	(500,448)	(484,202)	(16,246)
Halliburton Co.	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	2,500	(21,065)	—	(21,065)
Hapag-Lloyd AG	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	4,960	(415,235)	(348,011)	(67,224)
INEOS Group Holdings SA	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	9,590	(1,511,175)	(1,590,300)	79,125
ITV plc	5.00%	Quarterly	Goldman Sachs International	12/20/24	EUR	6,070	(1,324,248)	(1,232,825)	(91,423)
Lloyds Banking Group plc	1.00%	Quarterly	BNP Paribas SA	12/20/24	EUR	7,500	113,482	282,544	(169,062)
Lloyds Banking Group plc	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	EUR	4,920	74,444	174,710	(100,266)
Matterhorn Telecom Holding SA	5.00%	Quarterly	BNP Paribas SA	12/20/24	EUR	1,300	(286,554)	(269,423)	(17,131)
Matterhorn Telecom Holding SA	5.00%	Quarterly	BNP Paribas SA	12/20/24	EUR	1,720	(379,133)	(362,173)	(16,960)
Matterhorn Telecom Holding SA	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	4,220	(930,198)	(877,937)	(52,261)
Matterhorn Telecom Holding SA	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	2,950	(650,256)	(595,886)	(54,370)
Matterhorn Telecom Holding SA	5.00%	Quarterly	Goldman Sachs International	12/20/24	EUR	800	(176,341)	(159,510)	(16,831)
Matterhorn Telecom Holding SA	5.00%	Quarterly	Goldman Sachs International	12/20/24	EUR	3,440	(758,265)	(692,427)	(65,838)
Matterhorn Telecom Holding SA	5.00%	Quarterly	Merrill Lynch International & Co.	12/20/24	EUR	800	(176,341)	(168,938)	(7,403)
Matterhorn Telecom Holding SA	5.00%	Quarterly	Merrill Lynch International & Co.	12/20/24	EUR	1,700	(374,724)	(358,066)	(16,658)
Monitchem HoldCo 3 SA	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	3,330	(382,703)	(319,186)	(63,517)
Monitchem HoldCo 3 SA	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	EUR	900	(103,433)	(79,286)	(24,147)
Next Group plc	1.00%	Quarterly	Barclays Bank plc	12/20/24	EUR	10,240	(30,442)	111,548	(141,990)
Orano SA	5.00%	Quarterly	Goldman Sachs International	12/20/24	EUR	900	(212,525)	(198,802)	(13,723)

41

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Orano SA	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	EUR	800	$(188,912)	$(179,655)	$(9,257)
Orano SA	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	EUR	400	(94,455)	(84,533)	(9,922)
Orano SA	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	EUR	400	(94,455)	(85,564)	(8,891)
Peugeot SA	5.00%	Quarterly	Bank of America NA	12/20/24	EUR	4,450	(1,033,614)	(985,016)	(48,598)
Royal Bank of Scotland Group plc	1.00%	Quarterly	Credit Suisse International	12/20/24	EUR	17,740	(265,748)	(49,619)	(216,129)
Royal Bank of Scotland Group plc	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	EUR	9,760	192,113	427,592	(235,479)
Simon Property Group LP	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	USD	9,750	(269,277)	(204,687)	(64,590)
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	Goldman Sachs International	12/20/24	EUR	9,730	(2,409,657)	(2,327,256)	(82,401)
SoftBank Group Corp.	1.00%	Quarterly	Barclays Bank plc	12/20/24	JPY	98,700	59,499	38,548	20,951
SoftBank Group Corp.	1.00%	Quarterly	Barclays Bank plc	12/20/24	JPY	860,520	518,745	384,213	134,532
SoftBank Group Corp.	1.00%	Quarterly	Barclays Bank plc	12/20/24	JPY	385,500	232,390	219,920	12,470
Sunrise Communications AG	5.00%	Quarterly	Barclays Bank plc	12/20/24	EUR	4,090	(1,049,708)	(933,479)	(116,229)
Synlab Unsecured Bondco plc	5.00%	Quarterly	Goldman Sachs International	12/20/24	EUR	2,560	(418,434)	(329,179)	(89,255)
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	12/20/24	EUR	5,400	175,632	187,720	(12,088)
UPC Holding BV	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	12,000	(2,683,753)	(2,782,157)	98,404
Valeo SA	1.00%	Quarterly	BNP Paribas SA	12/20/24	EUR	5,290	(2,125)	17,774	(19,899)
Valeo SA	1.00%	Quarterly	Citibank NA	12/20/24	EUR	4,450	(1,787)	16,067	(17,854)

							$(28,350,110)	$(20,733,248)	$(7,616,862)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.ASIA.XJ.IG.24.V1	1.00%	Quarterly	Goldman Sachs International	12/20/20	NR	USD	3,750	$49,727	$(23,845)	$73,572
CMA CGM SA	5.00%	Quarterly	Credit Suisse International	06/20/21	B-	EUR	2,110	(480,175)	(288,607)	(191,568)
CMA CGM SA	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/21	B-	EUR	2,460	(559,825)	(299,273)	(260,552)
Boparan Finance plc	5.00%	Quarterly	Barclays Bank plc	06/20/23	CCC+	EUR	1,500	(658,223)	(103,995)	(554,228)
Boparan Finance plc	5.00%	Quarterly	Citibank NA	06/20/23	CCC+	EUR	2,400	(1,053,157)	(135,429)	(917,728)
Boparan Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/23	CCC+	EUR	1,800	(789,867)	(116,268)	(673,599)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	NR	EUR	900	(178,982)	(86,745)	(92,237)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	NR	EUR	1,830	(363,926)	(201,396)	(162,530)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	NR	EUR	1,538	(305,908)	(115,965)	(189,943)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	NR	EUR	1,830	(363,931)	(210,004)	(153,927)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	NR	EUR	1,597	(317,566)	(150,793)	(166,773)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	NR	EUR	1,731	(344,225)	(181,358)	(162,867)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	B	EUR	1,383	(275,106)	(150,311)	(124,795)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	NR	EUR	1,400	(278,417)	(153,361)	(125,056)
Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	NR	EUR	1,582	(314,648)	(120,417)	(194,231)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR	EUR	1,220	(242,621)	(124,211)	(118,410)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR	EUR	1,733	(344,558)	(181,534)	(163,024)

42

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	NR	EUR	1,040	$(206,734)	$(101,954)	$(104,780)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/23	B-	EUR	1,400	19,834	(3,040)	22,874
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/23	B-	EUR	115	1,629	(16,058)	17,687
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	B-	EUR	2,260	32,017	(16,077)	48,094
21st Century Fox America, Inc.	1.00%	Quarterly	BNP Paribas SA	06/20/24	A	USD	6,300	239,399	206,379	33,020
21st Century Fox America, Inc.	1.00%	Quarterly	BNP Paribas SA	06/20/24	A	USD	6,300	239,399	195,625	43,774
Advanced Micro Devices, Inc.	5.00%	Quarterly	Barclays Bank plc	06/20/24	BB-	USD	1,000	202,035	181,896	20,139
Anadarko Petroleum Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	BBB	USD	3,921	20,762	84,930	(64,168)
Anadarko Petroleum Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	BBB	USD	1,307	6,921	25,396	(18,475)
Anadarko Petroleum Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	BBB	USD	4,544	24,064	88,737	(64,673)
Anadarko Petroleum Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	BBB	USD	5,228	27,683	101,951	(74,268)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/24	B	EUR	1,795	(460,996)	(385,997)	(74,999)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/24	B	EUR	1,795	(460,996)	(364,613)	(96,383)
Casino Guichard Perrachon SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B	EUR	64	(6,467)	(4,423)	(2,044)
Casino Guichard Perrachon SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B	EUR	56	(5,717)	(4,511)	(1,206)
Dell, Inc.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	BB-	USD	2,000	(39,353)	(126,794)	87,441
Financial Guaranty Insurance Company	1.00%	Quarterly	Citibank NA	06/20/24	BBB-	USD	7,900	(108,230)	(561,229)	452,999
Financial Guaranty Insurance Company	1.00%	Quarterly	Citibank NA	06/20/24	BBB-	USD	23,695	(324,621)	(1,683,331)	1,358,710
Garfunkelux Holdco 2 SA	5.00%	Quarterly	BNP Paribas SA	06/20/24	B-	EUR	1,579	(208)	(318,470)	318,262
Garfunkelux Holdco 2 SA	5.00%	Quarterly	BNP Paribas SA	06/20/24	B-	EUR	1,000	(131)	(79,356)	79,225
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B-	EUR	1,890	(249)	(189,825)	189,576
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B-	EUR	880	(116)	(171,166)	171,050
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B-	EUR	4,280	(563)	(68,805)	68,242
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B-	EUR	1,340	(176)	(114,716)	114,540
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B-	EUR	2,300	(302)	(197,888)	197,586
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B-	EUR	1,700	(224)	(225,707)	225,483
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/24	B-	EUR	1,021	(135)	(210,039)	209,904
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Goldman Sachs International	06/20/24	B-	EUR	1,500	(197)	(77,963)	77,766
HCA, Inc.	5.00%	Quarterly	Citibank NA	06/20/24	BB-	USD	4,900	955,184	761,415	193,769
Telecom Italia SpA	1.00%	Quarterly	Bank of America NA	06/20/24	BB+	EUR	30	(628)	(977)	349
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	06/20/24	BB+	EUR	30	(636)	(1,019)	383
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	06/20/24	BB+	EUR	30	(636)	(990)	354
Telecom Italia SpA	1.00%	Quarterly	Goldman Sachs International	06/20/24	BB+	EUR	160	(3,349)	(13,649)	10,300
Telecom Italia SpA	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	BB+	EUR	29	(611)	(1,006)	395

43

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Teva Pharmaceutical Finance Co. BV	1.00%	Quarterly	Goldman Sachs International	06/20/24	BB	USD	950	$(164,679)	$(193,533)	$28,854
Teva Pharmaceutical Finance Co. BV	1.00%	Quarterly	Goldman Sachs International	06/20/24	BB	USD	1,500	(260,019)	(307,939)	47,920
Advanced Micro Devices, Inc.	5.00%	Quarterly	Barclays Bank plc	12/20/24	BB-	USD	14,150	3,076,230	3,034,732	41,498
Casino Guichard Perrachon SA	5.00%	Quarterly	Goldman Sachs International	12/20/24	B	EUR	850	(99,174)	(84,807)	(14,367)
Dell, Inc.	1.00%	Quarterly	BNP Paribas SA	12/20/24	BB-	USD	4,200	(135,212)	(193,122)	57,910
Dell, Inc.	1.00%	Quarterly	Citibank NA	12/20/24	BB-	USD	2,500	(80,483)	(120,744)	40,261
Dell, Inc.	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	BB-	USD	5,200	(167,405)	(231,633)	64,228
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/24	B-	EUR	6,610	(53,844)	—	(53,844)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/24	B-	EUR	60	(489)	(827)	338
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/24	B-	EUR	160	(1,303)	—	(1,303)
HCA, Inc.	5.00%	Quarterly	BNP Paribas SA	12/20/24	BB-	USD	5,000	1,038,201	973,993	64,208
HCA, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/24	BB-	USD	5,800	1,204,313	1,149,076	55,237
HCA, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/24	BB-	USD	2,950	612,538	534,324	78,214
Novafives SAS	5.00%	Quarterly	Barclays Bank plc	12/20/24	B	EUR	1,800	(194,288)	(164,523)	(29,765)
Novafives SAS	5.00%	Quarterly	Goldman Sachs International	12/20/24	B	EUR	900	(97,144)	(103,830)	6,686
Picard Bondco SA	5.00%	Quarterly	BNP Paribas SA	12/20/24	CCC+	EUR	900	(52,691)	(44,725)	(7,966)
Picard Bondco SA	5.00%	Quarterly	Credit Suisse International	12/20/24	CCC+	EUR	870	(50,934)	(65,990)	15,056
Picard Bondco SA	5.00%	Quarterly	Goldman Sachs International	12/20/24	CCC+	EUR	1,300	(76,108)	(64,852)	(11,256)
Picard Bondco SA	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	CCC+	EUR	400	(23,418)	(34,674)	11,256
Teva Pharmaceutical Finance Co. BV	1.00%	Quarterly	Goldman Sachs International	12/20/24	BB	USD	1,500	(301,135)	(321,892)	20,757
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	06/20/26	BB+	EUR	2,621	(202,386)	(371,124)	168,738
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	06/20/26	BB+	EUR	82	(6,300)	(11,553)	5,253
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/26	B	EUR	2,409	570,408	404,329	166,079
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/26	B	EUR	12,400	2,935,642	2,407,602	528,040
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/26	B	EUR	5,000	1,183,727	1,162,625	21,102
Ziggo Bond Co. BV	5.00%	Quarterly	Credit Suisse International	06/20/26	B-	EUR	5,250	1,137,191	1,069,370	67,821
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	12/20/26	B	EUR	2,130	514,080	532,350	(18,270)
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	12/20/26	B	EUR	120	28,963	29,992	(1,029)
Ziggo Bond Co. BV	5.00%	Quarterly	Citibank NA	12/20/26	B-	EUR	3,400	743,391	401,247	342,144
Ziggo Bond Co. BV	5.00%	Quarterly	Credit Suisse International	12/20/26	B-	EUR	2,120	463,527	488,935	(25,408)
Tesco plc	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/28	BB+	EUR	490	(32,119)	(45,522)	13,403
Tesco plc	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/28	BB+	EUR	17,390	(1,139,901)	(1,615,559)	475,658
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/29	B	EUR	4,950	1,371,079	1,177,702	193,377

								$5,066,502	$3,452,642	$1,613,860

44

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate (Amount)/Reference	Frequency	Rate/Reference	Frequency
Markit iBoxx EUR Liquid High Yield Total Return Index	At Termination	3 month EURIBOR	At Termination	JPMorgan Chase Bank NA	12/20/19	EUR	5,000	$48,346	$(35)	$48,381
Markit iBoxx EUR Liquid High Yield Total Return Index	At Termination	3 month EURIBOR	Quarterly	JPMorgan Chase Bank NA	12/20/19	EUR	5,600	(50,871)	(1,220)	(49,651)
VanEck Vectors Semiconductor ETF	Quarterly	3 month LIBOR minus 0.65%	Quarterly	BNP Paribas SA	10/19/20	USD	5	(21,920)	—	(21,920)

								$(24,445)	$(1,255)	$(23,190)

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Bank of America NA	02/15/23	$(7,745,518)	$354,677	(b)	$(7,339,869)	3.1%

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-145 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Euro Interbank Offer Rate:

EUR 1 Week

EUR 1 Month

Intercontinental Exchange LIBOR:

CHF 1 Week

GBP 1 Week

USD 1 Week

USD 1 Month

(b)	Amount includes $(50,972) of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America NA, as of October 31, 2019, expiration date 02/15/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Austria
Erste Group Bank AG	28,545	$1,009,576	(13.8)%

France
BNP Paribas SA	46,097	2,409,009	(32.8)
Credit Agricole SA	107,683	1,405,085	(19.1)
SMCP SA	101,528	1,429,345	(19.5)

		5,243,439

Germany
Tele Columbus AG	1,332,745	3,142,272	(42.8)

Italy
Telecom Italia SpA	9,965,963	5,768,349	(78.6)
UniCredit SpA	184,449	2,340,113	(31.9)

		8,108,462

	Shares	Value	% of Basket Value

Luxembourg
SES SA, FDR	92,185	$1,786,999	(24.3)%

Netherlands
Altice NV	63,316	362,282	(4.9)

Spain
CaixaBank SA	388,853	1,115,075	(15.2)

Switzerland
Sunrise Communications Group AG	14,684	1,142,495	(15.6)

United Kingdom
Arrow Global Group plc	1,253,321	3,860,658	(52.6)

United States
International Game Technology plc	156,171	2,067,704	(28.2)
iShares iBoxx $ High Yield Corporate Bond ETF	55,000	4,774,550	(65.0)

		6,842,254

Total Reference Entity — Long		32,613,512

45

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund

	Shares	Value	% of Basket Value

Reference Entity — Short

Ghana
Tullow Oil plc	(1,787,407)	$(4,776,530)	65.1%

Israel
Teva Pharmaceutical Industries Ltd., ADR	(175,000)	(1,426,250)	19.4

United States
Belden, Inc.	(12,000)	(615,360)	8.4
Broadcom, Inc.	(4,630)	(1,355,896)	18.5
CommScope Holding Co., Inc.	(155,000)	(1,736,000)	23.6
Ford Motor Co.	(150,000)	(1,288,500)	17.6
Invesco QQQ Trust	(10,000)	(1,970,800)	26.8

	Shares	Value	% of Basket Value

United States (continued)
Invesco Senior Loan ETF	(175,000)	$(3,921,750)	53.4%
iShares iBoxx $ High Yield Corporate Bond ETF	(115,000)	(9,983,150)	136.0
iShares MSCI Europe Financials ETF	(25,000)	(460,000)	6.3
iShares Russell 2000 ETF	(30,000)	(4,663,500)	63.5
Netflix, Inc.	(4,500)	(1,293,345)	17.6
SPDR S&P 500 ETF Trust	(15,000)	(4,549,950)	62.0
VanEck Vectors Semiconductor ETF	(15,000)	(1,912,350)	26.1

		(33,750,601)

Total Reference Entity — Short		(39,953,381)

Net Value of Reference Entity — Bank of America NA		$(7,339,869)

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
3 month EURIBOR	Euro Interbank Offered Rate	(0.39%	)
3 month LIBOR	London Interbank Offered Rate	1.90%

Glossary of Terms Used in this Report

Currency

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

CLO	Collateralized Loan Obligation

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FDR	Fiduciary Depositary Receipt

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

OTC	Over-the-counter

PCL	Public Company Limited

PIK	Payment-In-Kind

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SCA	Svenska Cellulosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

SPDR	Standard & Poor’s Depositary Receipts

46

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities:
Cayman Islands	$—	$28,097,433	$—	$28,097,433
Ireland	—	63,994,470	—	63,994,470
Netherlands	—	19,681,129	—	19,681,129
United Kingdom	—	1,787,583	—	1,787,583
United States	—	—	4,382,251	4,382,251
Common Stocks:
France	1,952,944	—	—	1,952,944
Italy	—	126,636	—	126,636
Luxembourg	—	65,599	—	65,599
Netherlands	1,136,800	1,601,523	—	2,738,323
United Kingdom	3,423,619	—	126,614	3,550,233
United States	19,393,807	—	252,030	19,645,837
Corporate Bonds
Australia	—	2,735,536	—	2,735,536
Austria	—	5,331,840	—	5,331,840
Belgium	—	7,429,253	—	7,429,253
Brazil	—	2,362,750	—	2,362,750
Canada	—	41,463,887	—	41,463,887
Cayman Islands	—	482,245	—	482,245
Chile	—	208,250	—	208,250
China	—	61,800,934	—	61,800,934
Czech Republic	—	885,279	—	885,279
Denmark	—	235,886	—	235,886
Finland	—	414,146	—	414,146
France	—	20,962,920	—	20,962,920
Germany	—	46,008,810	—	46,008,810
Ghana	—	2,726,295	—	2,726,295
Guernsey	—	581,546	—	581,546
Hong Kong	—	9,302,863	—	9,302,863
India	—	5,643,409	—	5,643,409
Indonesia	—	2,267,216	—	2,267,216
Ireland	—	8,697,898	—	8,697,898

47

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund

	Level 1	Level 2	Level 3	Total
Israel	$—	$17,627,004	$—	$17,627,004
Italy	—	44,018,449	—	44,018,449
Japan	—	43,228,085	—	43,228,085
Jersey	—	2,281,477	—	2,281,477
Kuwait	—	250,938	—	250,938
Luxembourg	—	124,004,699	—	124,004,699
Malaysia	—	841,742	—	841,742
Mexico	—	461,520	—	461,520
Netherlands	—	73,301,766	—	73,301,766
Norway	—	159,120	—	159,120
Philippines	—	648,227	—	648,227
Portugal	—	10,585,265	—	10,585,265
Singapore	—	5,499,600	—	5,499,600
South Africa	—	453,091	—	453,091
South Korea	—	4,117,009	—	4,117,009
Spain	—	94,978,006	—	94,978,006
Sweden	—	2,170,898	—	2,170,898
Switzerland	—	21,036,650	—	21,036,650
Thailand	—	1,836,161	—	1,836,161
Turkey	—	10,303,560	—	10,303,560
United Arab Emirates	—	3,137,600	—	3,137,600
United Kingdom	—	183,394,007	1,717,540	185,111,547
United States	—	705,116,555	82,622,164	787,738,719
Vietnam	—	1,468,925	—	1,468,925
Floating Rate Loan Interests:
Australia	—	193,202	—	193,202
Bermuda	—	167,642	—	167,642
Canada	—	4,156,247	1,614,493	5,770,740
France	—	206,850	—	206,850
Germany	—	11,789,746	—	11,789,746
Luxembourg	—	30,865,065	20,128,147	50,993,212
Netherlands	—	16,190,865	—	16,190,865
Norway	—	2,220,562	—	2,220,562
Poland	—	2,708,088	—	2,708,088
Puerto Rico	—	503,319	—	503,319
Spain	—	24,236,768	—	24,236,768
Sweden	—	4,963,291	—	4,963,291
Switzerland	—	10,593,426	—	10,593,426
United Kingdom	—	31,435,168	3,908,090	35,343,258
United States	—	280,640,252	23,933,901	304,574,153
Foreign Agency Obligations (a)	—	16,480,513	—	16,480,513
Foreign Government Obligations (a)	—	3,905,896	—	3,905,896
Investment Companies	16,919,550	—	—	16,919,550
Non-Agency Mortgage-Backed Securities (a)	—	4,107,881	—	4,107,881
Preferred Securities:
Spain	2,557,140	—	—	2,557,140
United Kingdom	—	5,239,252	—	5,239,252
United States	14,433,407	9,581,437	—	24,014,844
U.S. Treasury Obligations	—	29,290,910	—	29,290,910
Warrants (a)	—	77,674	—	77,674
Short-Term Securities:
Borrowed Bond Agreements	—	316,429,913	—	316,429,913
Money Market Funds	15,684,119	—	—	15,684,119
Options Purchased:
Credit contracts	—	1,091,913	—	1,091,913
Equity contracts	4,097,870	72,046	—	4,169,916
Interest rate contracts	117,813	—	—	117,813
Unfunded Floating Rate Loan Interests (b)	—	141	—	141
Liabilities:
Borrowed Bonds (a)	—	(310,271,031)	—	(310,271,031)
Investment Sold Short Corporate Bonds (a)	—	(4,251,227)	—	(4,251,227)
U.S. Treasury Obligations	—	(19,858,956)	—	(19,858,956)
Unfunded Floating Rate Loan Interests (b)	—	(692)	—	(692)

	$79,717,069	$2,158,581,851	$138,685,230	$2,376,984,150

48

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Global Long/Short Credit Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments (c)
Assets:
Credit contracts	$—	$8,244,774	$—	$8,244,774
Equity contracts	10,457	354,677	—	365,134
Foreign currency exchange contracts	—	3,725,437	—	3,725,437
Interest rate contracts	748,697	603,594	—	1,352,291
Liabilities:
Credit contracts	—	(15,288,475)	—	(15,288,475)
Equity contracts	(692,040)	(21,920)	—	(713,960)
Foreign currency exchange contracts	—	(13,427,909)	—	(13,427,909)
Interest rate contracts	(84,032)	(4,564,249)	—	(4,648,281)

	$(16,918)	$(20,374,071)	$—	$(20,390,989)

(a)	See above Schedule of Investments for values in each country.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, Reverse Repurchase Agreements of $44,936,804 are categorized as Level 2 within the disclosure hierarchy.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total
Investments:
Assets:
Opening balance, as of July 31, 2019	$4,414,952	$295,357	$47,640,619	$59,376,916	$111,727,844
Transfers into level 3 (a)	—	—	40,000,000	3,002,286	43,002,286
Transfers out of level 3	—	—	—	(9,141,764)	(9,141,764)
Accrued discounts/premiums	—	—	1,932	15,433	17,365
Net realized loss	—	—	—	(39,661)	(39,661)
Net change in unrealized appreciation (depreciation) (b)	(14,963)	(62,602)	136,467	(2,795,716)	(2,736,814)
Purchases	—	145,889	—	4,752,924	4,898,813
Sales	(17,738)	—	(3,439,314)	(5,585,787)	(9,042,839)

Closing balance, as of October 31, 2019	$4,382,251	$378,644	$84,339,704	$49,584,631	$138,685,230

Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2019 (b)	$(14,965)	$(62,602)	$136,467	$(2,913,198)	$(2,854,298)

(a)

As of July 31, 2019, the Fund used observable inputs in determining the value of certain investments. As of October 31, 2019, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

49